GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Argentina – 0.2%
16,459	Globant SA (Information Technology)*	$ 3,105,484

Brazil – 5.1%
1,335,208	Ambev SA (Consumer Staples)	3,465,594
631,823	Atacadao SA (Consumer Staples)	2,359,006
307,476	B3 SA – Brasil Bolsa Balcao (Financials)	3,204,261
495,479	Banco Bradesco SA (Financials)	1,991,612
323,198	Banco do Brasil SA (Financials)	2,031,782
680,363	BB Seguridade Participacoes SA (Financials)	3,607,617
424,800	Cia Siderurgica Nacional SA (Materials)	1,854,209
135,951	Cosan SA (Energy)	1,957,176
375,300	CPFL Energia SA (Utilities)	2,184,428
306,016	Energisa SA (Utilities)	2,644,186
242,762	Engie Brasil Energia SA (Utilities)	1,908,328
477,246	Equatorial Energia SA (Utilities)	1,930,728
817,835	Hapvida Participacoes e Investimentos SA (Health Care)(a)	2,189,538
714,238	Klabin SA (Materials)	3,325,769
138,800	Localiza Rent a Car SA (Industrials)	1,732,246
330,041	Lojas Renner SA (Consumer Discretionary)	2,737,806
1,168,857	Magazine Luiza SA (Consumer Discretionary)	5,073,731
260,060	Natura & Co. Holding SA (Consumer Staples)*	2,433,951
152,895	Notre Dame Intermedica Participacoes SA (Health Care)	1,944,489
735,425	Petroleo Brasileiro SA (Energy)	3,488,597
1,277,396	Raia Drogasil SA (Consumer Staples)	6,130,666
308,516	Sul America SA (Financials)	2,452,708
216,956	Suzano SA (Materials)*	2,275,840
309,280	Telefonica Brasil SA (Communication Services)	2,569,605
765,931	Vale SA (Materials)	11,091,896
696,804	Via Varejo SA (Consumer Discretionary)*	2,296,310
399,441	WEG SA (Industrials)	5,456,007

		84,338,086

Chile – 0.2%
1,230,993	Cencosud SA (Consumer Staples)	2,113,149
23,242,800	Enel Chile SA (Utilities)	1,608,145

		3,721,294

Shares	Description	Value

Common Stocks – (continued)
China – 33.7%
4,110,352	Agricultural Bank of China Ltd., Class A (Financials)	$ 2,055,192
8,521,417	Agricultural Bank of China Ltd., Class H (Financials)	3,231,598
59,200	Airtac International Group (Industrials)	1,723,919
376,453	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	99,142,662
638,700	Alibaba Health Information Technology Ltd. (Health Care)*	1,878,408
274,987	Anhui Conch Cement Co. Ltd., Class H (Materials)	1,759,349
265,415	ANTA Sports Products Ltd. (Consumer Discretionary)	3,608,480
24,100	Autohome, Inc. ADR (Communication Services)	2,275,522
48,972	Baidu, Inc. ADR (Communication Services)*	6,806,618
2,759,708	Bank of Beijing Co. Ltd., Class A (Financials)	2,046,729
4,421,949	Bank of China Ltd., Class A (Financials)	2,217,712
15,325,311	Bank of China Ltd., Class H (Financials)	5,416,492
2,626,177	Bank of Communications Co. Ltd., Class A (Financials)	1,879,846
4,715,725	Bank of Communications Co. Ltd., Class H (Financials)	2,609,540
2,121,314	Bank of Jiangsu Co. Ltd., Class A (Financials)	2,008,493
1,853,474	Bank of Shanghai Co. Ltd., Class A (Financials)	2,273,199
33,040	Bilibili, Inc. ADR (Communication Services)*	2,076,894
59,800	BYD Co. Ltd., Class A (Consumer Discretionary)	1,564,536
85,000	BYD Co. Ltd., Class H (Consumer Discretionary)	1,996,582
4,126,378	China CITIC Bank Corp. Ltd., Class H (Financials)	1,783,085
356,342	China Conch Venture Holdings Ltd. (Industrials)	1,691,504
2,486,498	China Construction Bank Corp., Class A (Financials)	2,701,914
17,064,869	China Construction Bank Corp., Class H (Financials)	13,383,348

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,886,281	China Everbright Bank Co. Ltd., Class A (Financials)	$ 1,903,732
5,782,563	China Everbright Bank Co. Ltd., Class H (Financials)	2,252,608
1,393,718	China Lesso Group Holdings Ltd. (Industrials)	2,488,108
956,125	China Life Insurance Co. Ltd., Class H (Financials)	2,168,162
1,798,983	China Medical System Holdings Ltd. (Health Care)	1,837,852
1,097,756	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	5,550,730
306,460	China Merchants Bank Co. Ltd., Class A (Financials)	2,058,607
789,465	China Merchants Bank Co. Ltd., Class H (Financials)	4,994,938
2,605,953	China Minsheng Banking Corp. Ltd., Class A (Financials)	2,099,036
4,464,983	China Minsheng Banking Corp. Ltd., Class H (Financials)	2,465,028
1,388,758	China Mobile Ltd. (Communication Services)	8,311,947
1,355,453	China National Building Material Co. Ltd., Class H (Materials)	1,779,879
2,622,300	China Petroleum & Chemical Corp., Class A (Energy)	1,669,836
4,554,891	China Petroleum & Chemical Corp., Class H (Energy)	2,062,260
478,797	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	3,535,779
414,986	China Resources Land Ltd. (Real Estate)	1,798,585
3,402,381	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	1,838,888
1,124,610	China Shenhua Energy Co. Ltd., Class H (Energy)	2,173,061
10,719,679	China Telecom Corp. Ltd., Class H (Communication Services)	3,235,608
131,934	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	3,873,836
11,157,980	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,755,916
2,952,415	China Unicom Hong Kong Ltd. (Communication Services)	1,774,686

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,527,327	China United Network Communications Ltd., Class A (Communication Services)	$ 1,882,066
602,133	China Yangtze Power Co. Ltd., Class A (Utilities)	1,840,271
53,029	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	1,956,769
447,501	Country Garden Services Holdings Co. Ltd. (Industrials)	2,505,197
3,209,898	CSPC Pharmaceutical Group Ltd. (Health Care)	3,134,334
1,512,800	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	1,557,194
214,039	ENN Energy Holdings Ltd. (Utilities)	2,835,447
5,414,747	GD Power Development Co. Ltd., Class A (Utilities)	1,769,270
19,316	GDS Holdings Ltd. ADR (Information Technology)*	1,739,019
14,247,200	GOME Retail Holdings Ltd. (Consumer Discretionary)*	1,690,735
197,805	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	2,003,317
34,282	GSX Techedu, Inc. ADR (Consumer Discretionary)*(b)	2,203,990
377,021	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,753,333
367,198	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	2,408,516
958,385	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	4,567,859
2,021,001	Huaxia Bank Co. Ltd., Class A (Financials)	2,005,659
2,782,480	Industrial & Commercial Bank of China Ltd., Class A (Financials)	2,249,682
10,764,385	Industrial & Commercial Bank of China Ltd., Class H (Financials)	6,831,445
1,015,367	Industrial Bank Co. Ltd., Class A (Financials)	3,243,644
156,887	JD.com, Inc. ADR (Consumer Discretionary)*	13,390,305
311,810	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	4,074,885
23,300	JOYY, Inc. ADR (Communication Services)	2,075,331

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
658,325	Kingboard Holdings Ltd. (Information Technology)	$ 2,522,058
665,000	Kingdee International Software Group Co. Ltd. (Information Technology)*	2,320,316
2,313,781	Kunlun Energy Co. Ltd. (Utilities)	1,742,984
20,105	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	5,236,842
3,427,202	Lenovo Group Ltd. (Information Technology)	2,444,686
821,781	Li Ning Co. Ltd. (Consumer Discretionary)	4,452,087
702,528	Longfor Group Holdings Ltd. (Real Estate)(a)	4,603,473
283,465	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	2,226,811
648,450	Meituan, Class B (Consumer Discretionary)*	24,256,756
130,871	Momo, Inc. ADR (Communication Services)	1,881,925
91,253	NetEase, Inc. ADR (Communication Services)	8,246,534
41,378	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	6,821,163
86,999	NIO, Inc. ADR (Consumer Discretionary)*	4,396,059
2,555,400	PetroChina Co. Ltd., Class A (Energy)	1,673,839
6,679,685	PetroChina Co. Ltd., Class H (Energy)	2,128,194
2,721,530	PICC Property & Casualty Co. Ltd., Class H (Financials)	2,246,732
56,578	Pinduoduo, Inc. ADR (Consumer Discretionary)*	7,853,592
182,037	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	2,490,717
1,196,404	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	14,043,568
3,984,444	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	2,251,127
656,300	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	2,644,171
761,496	Semiconductor Manufacturing International Corp. (Information Technology)*	2,126,590
841,688	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	1,741,461

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,356,600	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	$ 2,295,852
1,488,350	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,275,519
36,037	Silergy Corp. (Information Technology)	2,806,846
47,514	SINA Corp. (Communication Services)*	2,058,782
701,196	Sinopharm Group Co. Ltd., Class H (Health Care)	1,732,978
259,300	Smoore International Holdings Ltd. (Consumer Staples)*(a)	1,672,364
2,665,971	Sun Art Retail Group Ltd. (Consumer Staples)	2,799,227
1,705,796	Suning.com Co. Ltd., Class A (Consumer Discretionary)	2,372,060
73,828	TAL Education Group ADR (Consumer Discretionary)*	5,172,390
1,182,028	Tencent Holdings Ltd. (Communication Services)	85,840,924
1,591,769	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,685,629
1,721,501	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	2,562,544
55,464	Trip.com Group Ltd. ADR (Consumer Discretionary)*	1,863,036
269,326	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	6,878,586
2,535,090	Want Want China Holdings Ltd. (Consumer Staples)	1,729,845
963,056	Weichai Power Co. Ltd., Class H (Industrials)	1,965,243
82,498	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	3,184,597
305,488	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	3,030,252
1,411,673	Xiaomi Corp., Class B (Information Technology)*(a)	4,825,454
916,900	Xinyi Solar Holdings Ltd. (Information Technology)	1,672,359
323,051	Yihai International Holding Ltd. (Consumer Staples)*	3,785,770
167,815	Yum China Holdings, Inc. (Consumer Discretionary)	9,461,410

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
68,004	ZTO Express Cayman, Inc. ADR (Industrials)	$ 1,920,433

		560,422,757

Colombia – 0.1%
259,019	Interconexion Electrica SA ESP (Utilities)	1,639,507

Egypt – 0.3%
1,005,027	Commercial International Bank Egypt SAE GDR (Financials)	3,894,479
398,938	Commercial International Bank Egypt SAE (Financials)	1,582,022

		5,476,501

Greece – 0.3%
267,709	Hellenic Telecommunications Organization SA (Communication Services)	4,473,665

Hong Kong – 0.2%
3,516,385	Sino Biopharmaceutical Ltd. (Health Care)	3,537,930

India – 9.5%
137,800	Adani Green Energy Ltd. (Utilities)*	2,114,554
102,629	Asian Paints Ltd. (Materials)	3,070,018
240,503	Aurobindo Pharma Ltd. (Health Care)	2,820,679
102,224	Avenue Supermarts Ltd. (Consumer Staples)*(a)	3,159,911
273,043	Berger Paints India Ltd. (Materials)	2,388,233
481,187	Biocon Ltd. (Health Care)*	2,789,739
74,191	Britannia Industries Ltd. (Consumer Staples)	3,644,569
249,315	Cipla Ltd. (Health Care)	2,510,109
126,179	Colgate-Palmolive India Ltd. (Consumer Staples)	2,579,082
292,201	Dabur India Ltd. (Consumer Staples)	1,972,042
80,302	Divi’s Laboratories Ltd. (Health Care)	3,909,147
76,564	Dr. Reddy’s Laboratories Ltd. (Health Care)	4,992,472
693,860	HCL Technologies Ltd. (Information Technology)	7,702,555

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
79,839	HDFC Asset Management Co. Ltd. (Financials)(a)	$ 2,737,045
305,717	HDFC Life Insurance Co. Ltd. (Financials)*(a)	2,670,102
125,164	Hindustan Unilever Ltd. (Consumer Staples)	3,613,816
264,037	Housing Development Finance Corp. Ltd. (Financials)	8,044,338
533,759	ICICI Bank Ltd. (Financials)*	3,411,661
114,383	ICICI Lombard General Insurance Co. Ltd. (Financials)*(a)	2,241,748
2,047,712	Indian Oil Corp. Ltd. (Energy)	2,339,255
310,593	Indraprastha Gas Ltd. (Utilities)	2,081,909
35,496	Info Edge India Ltd. (Communication Services)	2,064,082
995,764	Infosys Ltd. (Information Technology)	14,790,654
68,300	Ipca Laboratories Ltd. (Health Care)	1,998,333
813,346	ITC Ltd. (Consumer Staples)	2,126,822
61,703	Jubilant Foodworks Ltd. (Consumer Discretionary)	2,083,644
72,800	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	3,146,159
212,300	Lupin Ltd. (Health Care)	2,556,559
560,334	Marico Ltd. (Consumer Staples)	2,782,139
1,600	MRF Ltd. (Consumer Discretionary)	1,679,559
128,900	Muthoot Finance Ltd. (Financials)	2,005,135
19,142	Nestle India Ltd. (Consumer Staples)	4,623,921
77,500	PI Industries Ltd. (Materials)	2,311,095
113,195	Pidilite Industries Ltd. (Materials)	2,357,788
800,333	Power Grid Corp. of India Ltd. (Utilities)	2,079,285
392,746	Reliance Industries Ltd. (Energy)	10,234,399
187,027	SBI Life Insurance Co. Ltd. (Financials)*(a)	2,136,676
89,500	Siemens Ltd. (Industrials)	1,829,066
252,157	Tata Consultancy Services Ltd. (Information Technology)	9,124,044
275,771	Tata Consumer Products Ltd. (Consumer Staples)	2,003,407
916,637	Tata Motors Ltd. (Consumer Discretionary)*	2,232,296
388,989	Tech Mahindra Ltd. (Information Technology)	4,605,756
61,472	Torrent Pharmaceuticals Ltd. (Health Care)	2,170,721
30,461	UltraTech Cement Ltd. (Materials)	1,975,171

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
974,326	Wipro Ltd. (Information Technology)	$ 4,611,377

		158,321,072

Indonesia – 1.3%
5,804,900	Astra International Tbk PT (Consumer Discretionary)	2,178,893
1,891,962	Bank Central Asia Tbk PT (Financials)	4,157,091
2,817,099	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,975,161
4,480,020	Indofood Sukses Makmur Tbk PT (Consumer Staples)	2,252,701
17,463,627	Kalbe Farma Tbk PT (Health Care)	1,861,385
23,853,500	Merdeka Copper Gold Tbk PT (Materials)*	3,277,322
14,555,074	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	3,329,525
5,947,168	Unilever Indonesia Tbk PT (Consumer Staples)	3,253,674

		22,285,752

Kuwait – 0.3%
1,174,100	Kuwait Finance House KSCP (Financials)	2,610,391
1,035,100	National Bank of Kuwait SAKP (Financials)	2,842,844

		5,453,235

Luxembourg – 0.1%
108,212	Reinet Investments SCA (Financials)	1,928,640

Mexico – 2.2%
8,808,484	America Movil SAB de CV, Series L (Communication Services)	6,607,510
389,552	Arca Continental SAB de CV (Consumer Staples)	1,905,967
1,264,256	Becle SAB de CV (Consumer Staples)	2,972,396
4,363,709	Cemex SAB de CV, Series CPO (Materials)	1,991,721
498,216	Fomento Economico Mexicano SAB de CV (Consumer Staples)	3,607,503
267,940	Gruma SAB de CV, Class B (Consumer Staples)	2,955,960
1,713,663	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,635,365

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
480,298	Grupo Financiero Banorte SAB de CV, Class O (Financials)*	$ 2,411,200
751,250	Grupo Mexico SAB de CV, Series B (Materials)	2,733,445
108,600	Industrias Penoles SAB de CV (Materials)	1,597,979
1,042,151	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	1,657,597
1,715,635	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,532,412

		36,609,055

Philippines – 0.4%
86,539	Globe Telecom, Inc. (Communication Services)	3,506,197
88,210	PLDT, Inc. (Communication Services)	2,410,731

		5,916,928

Poland – 0.7%
21,678	CD Projekt SA (Communication Services)*	2,252,823
64,034	Dino Polska SA (Consumer Staples)*(a)	4,308,798
1,367	LPP SA (Consumer Discretionary)*	2,505,681
277,496	Powszechny Zaklad Ubezpieczen SA (Financials)*	1,859,845

		10,927,147

Qatar – 1.0%
1,397,436	Commercial Bank PSQC (The) (Financials)	1,669,210
2,817,838	Masraf Al Rayan QSC (Financials)	3,303,952
978,527	Ooredoo QPSC (Communication Services)	1,816,391
815,461	Qatar International Islamic Bank QSC (Financials)	1,987,067
575,703	Qatar Islamic Bank (Financials)	2,633,682
1,181,472	Qatar National Bank QPSC (Financials)	5,748,798

		17,159,100

Russia – 3.7%
1,321,999	Gazprom PJSC (Energy)	3,152,785
46,540,178	Inter RAO UES PJSC (Utilities)	3,124,784
112,486	LUKOIL PJSC (Energy)	7,398,092
112,300	Magnit PJSC GDR (Consumer Staples)	1,694,607

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
17,745	MMC Norilsk Nickel PJSC (Materials)	$ 4,977,276
216,261	Mobile TeleSystems PJSC ADR (Communication Services)	1,866,333
1,501,922	Moscow Exchange MICEX-RTS PJSC (Financials)	3,002,470
1,096,030	Novolipetskiy Metallurgicheskiy Kombinat PAO (Materials)	2,756,445
162,631	PhosAgro PJSC GDR (Materials)	2,125,327
174,636	Polymetal International PLC (Materials)	3,642,255
20,025	Polyus PJSC (Materials)	3,801,726
2,128,851	Sberbank of Russia PJSC (Financials)	6,947,744
155,742	Severstal PAO (Materials)	2,279,479
50,862	Severstal PAO GDR (Materials)	743,094
4,267,732	Surgutneftegas PJSC (Energy)	1,967,748
350,871	Tatneft PJSC (Energy)	2,247,556
3,616,774,279	VTB Bank PJSC (Financials)	1,768,316
92,700	X5 Retail Group NV GDR (Consumer Staples)	3,296,821
76,103	Yandex NV, Class A (Communication Services)*	5,342,481

		62,135,339

Saudi Arabia – 2.7%
100,619	Abdullah Al Othaim Markets Co. (Consumer Staples)	3,412,450
142,300	Advanced Petrochemical Co. (Materials)	2,333,347
239,464	Al Rajhi Bank (Financials)	4,775,744
324,250	Arab National Bank (Financials)	1,763,638
60,699	Bupa Arabia for Cooperative Insurance Co. (Financials)*	2,032,687
285,241	Etihad Etisalat Co. (Communication Services)*	2,258,747
241,677	National Commercial Bank (Financials)	2,722,459
472,323	Sahara International Petrochemical Co. (Materials)*	2,120,706
239,349	Samba Financial Group (Financials)	1,971,920
523,927	Saudi Arabian Oil Co. (Energy)(a)	5,028,895
108,381	Saudi Basic Industries Corp. (Materials)	2,800,117
371,317	Saudi Electricity Co. (Utilities)	2,134,484
275,505	Saudi Industrial Investment Group (Materials)	1,928,226
907,500	Saudi Kayan Petrochemical Co. (Materials)*	2,898,696

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
121,858	Saudi Telecom Co. (Communication Services)	$ 3,502,451
202,626	Savola Group (The) (Consumer Staples)	2,487,849

		44,172,416

South Africa – 3.3%
107,300	African Rainbow Minerals Ltd. (Materials)	1,662,860
217,994	Aspen Pharmacare Holdings Ltd. (Health Care)*	1,739,304
129,006	Bid Corp. Ltd. (Consumer Staples)	2,328,672
133,141	Clicks Group Ltd. (Consumer Staples)	2,019,794
1,035,868	FirstRand Ltd. (Financials)	3,043,432
290,835	Gold Fields Ltd. (Materials)	2,471,945
295,843	Impala Platinum Holdings Ltd. (Materials)	3,110,545
202,600	Mr Price Group Ltd. (Consumer Discretionary)	2,130,303
393,510	MTN Group Ltd. (Communication Services)	1,684,265
481,216	MultiChoice Group (Communication Services)	4,045,308
63,680	Naspers Ltd., Class N (Consumer Discretionary)	12,874,665
295,920	Nedbank Group Ltd. (Financials)	2,342,312
313,756	Remgro Ltd. (Financials)(b)	1,868,801
325,327	Shoprite Holdings Ltd. (Consumer Staples)	2,685,859
792,256	Sibanye Stillwater Ltd. (Materials)	2,636,374
206,230	SPAR Group Ltd. (The) (Consumer Staples)(b)	2,544,253
288,968	Standard Bank Group Ltd. (Financials)	2,261,890
151,715	Tiger Brands Ltd. (Consumer Staples)	1,931,208
228,168	Vodacom Group Ltd. (Communication Services)(b)	1,816,793

		55,198,583

South Korea – 14.3%
22,354	Amorepacific Corp. (Consumer Staples)	3,616,073
41,935	AMOREPACIFIC Group (Consumer Staples)	1,993,386
14,536	BGF retail Co. Ltd. (Consumer Staples)	1,648,609
17,842	Celltrion Pharm, Inc. (Health Care)*	3,052,271
14,522	Celltrion, Inc. (Health Care)*	4,462,049

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
136,820	Cheil Worldwide, Inc. (Communication Services)	$ 2,565,645
7,638	CJ CheilJedang Corp. (Consumer Staples)	2,495,266
17,900	CJ ENM Co. Ltd. (Consumer Discretionary)	2,154,697
12,596	CJ Logistics Corp. (Industrials)*	1,889,599
43,172	Coway Co. Ltd. (Consumer Discretionary)*	2,707,638
121,400	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	1,837,649
28,054	E-MART, Inc. (Consumer Staples)	3,904,312
42,100	Fila Holdings Corp. (Consumer Discretionary)	1,571,307
64,982	GS Holdings Corp. (Energy)	2,058,307
62,616	GS Retail Co. Ltd. (Consumer Staples)	1,909,801
78,450	Hana Financial Group, Inc. (Financials)	2,399,831
55,100	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,628,277
42,000	Hanwha Solutions Corp. (Materials)	1,812,390
37,989	Hotel Shilla Co. Ltd. (Consumer Discretionary)	2,746,482
14,057	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,099,641
18,302	Hyundai Motor Co. (Consumer Discretionary)	3,001,955
195,300	Industrial Bank of Korea (Financials)	1,641,399
17,339	Kakao Corp. (Communication Services)	5,766,348
76,309	KB Financial Group, Inc. (Financials)	3,127,390
90,164	Kia Motors Corp. (Consumer Discretionary)	4,709,664
37,982	KMW Co. Ltd. (Information Technology)*(b)	2,522,866
86,824	Korea Electric Power Corp. (Utilities)*	1,683,046
5,499	Korea Zinc Co. Ltd. (Materials)	1,883,440
28,919	KT&G Corp. (Consumer Staples)	2,156,086
5,672	LG Chem Ltd. (Materials)	4,100,673
56,921	LG Electronics, Inc. (Consumer Discretionary)	4,398,125
5,404	LG Household & Health Care Ltd. (Consumer Staples)	7,393,842
270,900	LG Uplus Corp. (Communication Services)	2,925,539

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
23,617	Lotte Shopping Co. Ltd. (Consumer Discretionary)	$ 2,166,306
570,293	Meritz Securities Co. Ltd. (Financials)	1,901,750
20,875	NAVER Corp. (Communication Services)	5,235,021
7,910	NCSoft Corp. (Communication Services)	5,790,159
28,468	Orion Corp. (Consumer Staples)	3,048,627
4,404	Ottogi Corp. (Consumer Staples)	2,212,845
11,114	Pearl Abyss Corp. (Communication Services)*	2,080,077
15,730	POSCO (Materials)	3,326,393
36,738	S-1 Corp. (Industrials)	2,616,198
3,944	Samsung Biologics Co. Ltd. (Health Care)*(a)	2,801,486
20,373	Samsung C&T Corp. (Industrials)	2,218,559
20,046	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,826,059
1,024,661	Samsung Electronics Co. Ltd. (Information Technology)	61,763,941
9,000	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,529,077
9,478	Samsung SDI Co. Ltd. (Information Technology)	4,565,337
16,272	Samsung SDS Co. Ltd. (Information Technology)	2,543,993
66,502	Samsung Securities Co. Ltd. (Financials)	2,370,886
17,008	Seegene, Inc. (Health Care)	2,888,078
17,454	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	2,082,082
101,624	Shinhan Financial Group Co. Ltd. (Financials)	2,957,203
8,786	Shinsegae, Inc. (Consumer Discretionary)	1,830,169
10,900	SK Biopharmaceuticals Co. Ltd. (Health Care)*	1,846,957
5,000	SK Chemicals Co. Ltd. (Materials)	1,924,902
136,893	SK Hynix, Inc. (Information Technology)	12,061,875
21,281	SK Telecom Co. Ltd. (Communication Services)	4,567,564
249,658	Woori Financial Group, Inc. (Financials)	2,217,828
31,549	Yuhan Corp. (Health Care)	1,836,117

		238,073,092

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 14.9%
409,227	Accton Technology Corp. (Information Technology)	$ 3,431,462
4,437,452	Acer, Inc. (Information Technology)	3,604,141
399,489	Advantech Co. Ltd. (Information Technology)	4,302,890
1,205,774	ASE Technology Holding Co. Ltd. (Information Technology)	3,240,498
1,509,490	Asia Cement Corp. (Materials)	2,293,164
350,864	Asustek Computer, Inc. (Information Technology)	3,065,175
2,004,629	Cathay Financial Holding Co. Ltd. (Financials)	2,841,400
696,607	Chailease Holding Co. Ltd. (Financials)	3,812,672
768,011	Chicony Electronics Co. Ltd. (Information Technology)	2,301,137
7,180,215	China Development Financial Holding Corp. (Financials)	2,247,084
2,105,800	China Steel Corp. (Materials)	1,684,492
994,275	Chunghwa Telecom Co. Ltd. (Communication Services)	3,784,890
3,753,605	Compal Electronics, Inc. (Information Technology)	2,541,692
4,954,439	CTBC Financial Holding Co. Ltd. (Financials)	3,328,743
629,952	Delta Electronics, Inc. (Information Technology)	4,961,818
2,237,300	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	1,938,823
598,375	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	3,852,357
2,511,530	First Financial Holding Co. Ltd. (Financials)	1,876,874
750,760	Formosa Plastics Corp. (Materials)	2,244,181
982,217	Foxconn Technology Co. Ltd. (Information Technology)	1,812,635
1,677,710	Fubon Financial Holding Co. Ltd. (Financials)	2,607,580
156,615	Globalwafers Co. Ltd. (Information Technology)	3,066,088
2,367,525	Hon Hai Precision Industry Co. Ltd. (Information Technology)	6,836,148
2,274,464	Inventec Corp. (Information Technology)	1,859,311
19,006	Largan Precision Co. Ltd. (Information Technology)	2,150,490

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,647,209	Lite-On Technology Corp. (Information Technology)	$ 2,776,893
381,062	MediaTek, Inc. (Information Technology)	9,412,074
2,466,209	Mega Financial Holding Co. Ltd. (Financials)	2,461,667
755,358	Micro-Star International Co. Ltd. (Information Technology)	3,312,683
732,800	Nanya Technology Corp. (Information Technology)	1,861,406
262,148	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	3,094,915
351,580	Novatek Microelectronics Corp. (Information Technology)	3,688,183
223,400	Oneness Biotech Co. Ltd. (Health Care)*	2,241,642
1,972,103	Pou Chen Corp. (Consumer Discretionary)	2,162,204
853,049	Powertech Technology, Inc. (Information Technology)	2,753,461
509,040	President Chain Store Corp. (Consumer Staples)	4,625,607
1,319,678	Quanta Computer, Inc. (Information Technology)	3,565,133
331,186	Realtek Semiconductor Corp. (Information Technology)	4,310,850
4,530,163	SinoPac Financial Holdings Co. Ltd. (Financials)	1,764,225
1,268,326	Standard Foods Corp. (Consumer Staples)	2,776,723
2,004,445	Synnex Technology International Corp. (Information Technology)	3,129,473
5,155,699	Taishin Financial Holding Co. Ltd. (Financials)	2,414,826
1,833,916	Taiwan Cement Corp. (Materials)	2,760,284
696,251	Taiwan Mobile Co. Ltd. (Communication Services)	2,371,931
5,053,703	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	85,196,186
606,000	Unimicron Technology Corp. (Information Technology)	1,911,390
2,571,465	Uni-President Enterprises Corp. (Consumer Staples)	5,864,230
5,806,184	United Microelectronics Corp. (Information Technology)	8,250,169

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
714,021	Vanguard International Semiconductor Corp. (Information Technology)	$ 2,630,373
2,635,100	Winbond Electronics Corp. (Information Technology)	1,691,863
1,707,036	WPG Holdings Ltd. (Information Technology)	2,554,340
3,521,650	Yuanta Financial Holding Co. Ltd. (Financials)	2,359,916

		247,628,392

Tanzania – 0.1%
112,155	AngloGold Ashanti Ltd. (Materials)	2,365,102

Thailand – 1.8%
498,216	Advanced Info Service PCL NVDR (Communication Services)	2,890,476
2,777,000	Bangkok Commercial Asset Management PCL NVDR (Financials)	1,927,835
3,187,800	Bangkok Dusit Medical Services PCL NVDR (Health Care)	2,265,709
3,317,700	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	3,153,186
1,703,477	CP ALL PCL NVDR (Consumer Staples)	3,406,954
414,100	Delta Electronics Thailand PCL NVDR (Information Technology)	3,162,218
255,502	Electricity Generating PCL NVDR (Utilities)	1,824,411
3,284,200	Home Product Center PCL NVDR (Consumer Discretionary)	1,595,958
1,022,900	Intouch Holdings PCL NVDR (Communication Services)	1,876,726
1,559,700	Muangthai Capital PCL NVDR (Financials)	2,784,258
192,500	Siam Cement PCL (The) NVDR (Materials)	2,380,000
6,435,100	Thai Union Group PCL NVDR (Consumer Staples)	3,212,232

		30,479,963

Turkey – 0.4%
438,777	BIM Birlesik Magazalar AS (Consumer Staples)	3,926,542

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
1,532,275	Haci Omer Sabanci Holding AS (Financials)	$ 1,888,348

		5,814,890

United Arab Emirates – 0.3%
514,205	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,424,630
611,297	First Abu Dhabi Bank PJSC (Financials)	2,100,260

		4,524,890

United States – 0.2%
707,465	JBS SA (Consumer Staples)	3,040,728

TOTAL COMMON STOCKS (Cost $1,181,985,455)		$1,618,749,548

Shares	Description	Rate	Value

Preferred Stocks – 2.2%
Brazil – 1.0%
876,004	Banco Bradesco SA (Financials)	3.12%	$ 3,952,154
1,098,127	Itau Unibanco Holding SA (Financials)	4.29	5,822,806
1,331,769	Itausa SA (Financials)	2.75	2,615,990
804,628	Petroleo Brasileiro SA (Energy)	1.65	3,719,770

			16,110,720

Russia – 0.1%
4,121,477	Surgutneftegas PJSC (Energy)	2.41	2,138,190

South Korea – 1.1%
7,180	LG Household & Health Care Ltd. (Consumer Staples)	1.59	4,509,602
253,275	Samsung Electronics Co. Ltd. (Information Technology)	2.22	13,985,001

			18,494,603

TOTAL PREFERRED STOCKS (Cost $25,672,030)			$ 36,743,513

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Units	Description	Expiration Month	Value

Right – 0.0%
China – 0.0%
3,418	China Resources Mixc Lifestyle Services Ltd. (Real Estate)*
(Cost $0)		12/20	$ 0

Shares	Description	Value

Exchange-Traded Fund – 0.7%
United States – 0.7%
379,603		iShares MSCI Malaysia ETF
	(Cost $11,205,914)	$ 10,526,391

	TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,218,863,399)	$1,666,019,452

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,336,209	0.016%	$ 8,336,209
	(Cost $8,336,209)

	TOTAL INVESTMENTS – 100.7% (Cost $1,227,199,608)	$1,674,355,661

	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%	(11,247,650)

	NET ASSETS – 100.0%	$1,663,108,011

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Australia – 1.1%
1,739	BHP Group PLC (Materials)	$ 39,436
25,450	Glencore PLC (Materials)*	71,980
1,278	Rio Tinto PLC (Materials)	82,477

		193,893

Austria – 1.0%
1,442	OMV AG (Energy)	48,988
1,883	Raiffeisen Bank International AG
	(Financials)*	36,174
205	Verbund AG (Utilities)	14,431
2,196	voestalpine AG (Materials)	70,505

		170,098

Belgium – 1.3%
592	Ageas SA/NV (Financials)	29,190
618	Anheuser-Busch InBev SA/NV (Consumer
	Staples)	41,309
115	Elia Group SA/NV (Utilities)	13,041
904	Etablissements Franz Colruyt NV
	(Consumer Staples)	54,090
143	Groupe Bruxelles Lambert SA (Financials)	13,972
71	Sofina SA (Financials)	22,591
105	Solvay SA (Materials)	12,038
400	UCB SA (Health Care)	42,853

		229,084

Brazil – 0.0%
162	Yara International ASA (Materials)	6,581

Chile – 0.0%
364	Antofagasta PLC (Materials)	6,092

China – 0.3%
470	Prosus NV (Consumer Discretionary)*	51,072

Denmark – 4.5%
284	Ambu A/S, Class B (Health Care)	9,543
30	AP Moller – Maersk A/S, Class A
	(Industrials)	56,987
31	AP Moller – Maersk A/S, Class B
	(Industrials)(a)	63,445
241	Carlsberg AS, Class B (Consumer Staples)	35,957

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
120	Chr Hansen Holding A/S (Materials)*	$ 11,660
426	Coloplast A/S, Class B (Health Care)	63,778
1,811	Danske Bank A/S (Financials)*	29,933
191	Demant A/S (Health Care)*	7,213
219	DSV PANALPINA A/S (Industrials)	34,653
94	Genmab A/S (Health Care)*	36,165
178	GN Store Nord AS (Health Care)	14,532
299	H Lundbeck A/S (Health Care)	9,171
3,193	Novo Nordisk A/S, Class B (Health Care)	215,364
350	Novozymes A/S, Class B (Materials)	20,075
321	Orsted AS (Utilities)(b)	57,984
477	Pandora A/S (Consumer Discretionary)	47,911
36	ROCKWOOL International A/S, Class B
	(Industrials)	13,191
425	Tryg A/S (Financials)	12,355
188	Vestas Wind Systems A/S (Industrials)	38,537

		778,454

Finland – 1.7%
418	Elisa OYJ (Communication Services)	22,501
680	Fortum OYJ (Utilities)	15,622
949	Kesko OYJ, Class B (Consumer Staples)	24,974
508	Kone OYJ, Class B (Industrials)	42,731
391	Neste OYJ (Energy)	26,276
6,703	Nokia OYJ (Information Technology)*	26,841
1,945	Nordea Bank Abp (Financials)*	16,668
1,799	Orion OYJ, Class B (Health Care)	84,916
163	Sampo OYJ, Class A (Financials)	7,064
308	Stora Enso OYJ, Class R (Materials)	5,221
504	UPM-Kymmene OYJ (Materials)	16,652

		289,466

France – 17.8%
236	Accor SA (Consumer Discretionary)*	8,116
858	Adevinta ASA (Communication Services)*	14,222
547	Air Liquide SA (Materials)	90,067
100	Airbus SE (Industrials)*	10,494
417	Alstom SA (Industrials)*(a)	22,297
94	Amundi SA (Financials)*(b)	7,511
152	Arkema SA (Materials)	17,768
1,105	Atos SE (Information Technology)*	101,620
870	AXA SA (Financials)	20,514
314	BioMerieux (Health Care)	45,373

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,785	BNP Paribas SA (Financials)*	$ 91,740
17,473	Bollore SA (Communication Services)	68,013
1,258	Bouygues SA (Industrials)	50,231
532	Bureau Veritas SA (Industrials)*	13,771
408	Capgemini SE (Information Technology)	56,760
3,492	Carrefour SA (Consumer Staples)	57,352
1,453	Cie de Saint-Gobain (Industrials)*	69,210
147	Cie Generale des Etablissements Michelin
	(Consumer Discretionary)	18,367
2,519	CNP Assurances (Financials)*	40,227
3,895	Credit Agricole SA (Financials)*	45,073
1,157	Danone SA (Consumer Staples)	74,542
4	Dassault Aviation SA (Industrials)*	4,139
185	Dassault Systemes (Information
	Technology)	34,312
462	Edenred (Information Technology)	26,488
581	Eiffage SA (Industrials)*	57,087
1,078	Electricite de France SA (Utilities)*	16,396
2,511	Engie SA (Utilities)*	37,155
381	EssilorLuxottica SA (Consumer
	Discretionary)*	55,306
94	Eurazeo SE (Financials)*	5,813
49	Gecina SA REIT (Real Estate)	7,462
548	Getlink SE (Industrials)*	9,144
104	Hermes International (Consumer
	Discretionary)	101,688
100	Iliad SA (Communication Services)	20,359
993	Ipsen SA (Health Care)	96,036
98	Kering (Consumer Discretionary)	70,923
2,025	La Francaise des Jeux SAEM (Consumer
	Discretionary)(b)	84,684
517	Legrand SA (Industrials)	43,897
531	L’Oreal SA (Consumer Staples)	194,874
439	LVMH Moet Hennessy Louis Vuitton SE
	(Consumer Discretionary)	253,586
1,515	Orange SA (Communication Services)(a)	19,192
34	Orpea SA (Health Care)*	4,262
289	Pernod Ricard SA (Consumer Staples)	55,312
518	Peugeot SA (Consumer Discretionary)*	12,247
1,166	Publicis Groupe SA (Communication
	Services)	53,127
91	Remy Cointreau SA (Consumer Staples)	16,219
229	Safran SA (Industrials)*	33,502

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,855	Sanofi (Health Care)	$ 187,967
191	Sartorius Stedim Biotech (Health Care)	69,228
779	Schneider Electric SE (Industrials)	108,699
187	SEB SA (Consumer Discretionary)	33,374
3,091	Suez SA (Utilities)	59,658
123	Teleperformance (Industrials)	41,079
124	Thales SA (Industrials)	11,430
3,284	TOTAL SE (Energy)	140,732
354	Ubisoft Entertainment SA (Communication
	Services)*	33,783
1,146	Veolia Environnement SA (Utilities)	26,403
608	Vinci SA (Industrials)	62,183
981	Vivendi SA (Communication Services)	29,548
67	Wendel SE (Financials)	7,594
530	Worldline SA (Information Technology)*(b)	49,134

		3,097,290

Germany – 14.5%
468	adidas AG (Consumer Discretionary)*	149,640
435	Allianz SE (Financials)	102,852
709	Aroundtown SA (Real Estate)*	4,934
723	BASF SE (Materials)	53,041
1,469	Bayer AG (Health Care)	84,821
184	Bayerische Motoren Werke AG (Consumer
	Discretionary)	16,076
63	Bechtle AG (Information Technology)	13,768
508	Beiersdorf AG (Consumer Staples)	56,963
640	Brenntag AG (Industrials)	49,042
200	Carl Zeiss Meditec AG (Health Care)	26,747
57	Continental AG (Consumer Discretionary)	7,787
227	Covestro AG (Materials)(b)	12,694
1,086	Daimler AG (Consumer Discretionary)	73,333
198	Delivery Hero SE (Consumer
	Discretionary)*(b)	23,981
1,485	Deutsche Bank AG (Financials)*	16,596
326	Deutsche Boerse AG (Financials)	54,497
2,756	Deutsche Post AG (Industrials)	133,517
3,622	Deutsche Telekom AG (Communication
	Services)	65,488
646	Deutsche Wohnen SE (Real Estate)	32,486
3,129	E.ON SE (Utilities)	33,971
265	Evonik Industries AG (Materials)	8,023

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
556	Fresenius Medical Care AG & Co. KGaA
	(Health Care)	$ 46,889
1,485	Fresenius SE & Co. KGaA (Health Care)	66,613
275	GEA Group AG (Industrials)	9,444
57	Hannover Rueck SE (Financials)	9,566
1,051	HeidelbergCement AG (Materials)	74,854
1,544	HelloFresh SE (Consumer Discretionary)*	91,017
155	Henkel AG & Co. KGaA (Consumer Staples)	15,000
154	HOCHTIEF AG (Industrials)	14,903
1,083	Infineon Technologies AG (Information
	Technology)	38,243
97	Just Eat Takeaway.com NV (Consumer
	Discretionary)*(b)	10,331
180	KION Group AG (Industrials)	13,875
389	Knorr-Bremse AG (Industrials)	49,920
112	LEG Immobilien AG (Real Estate)	16,005
389	Merck KGaA (Health Care)	62,283
52	Muenchener Rueckversicherungs-
	Gesellschaft AG in Muenchen (Financials)	14,530
692	Nemetschek SE (Information Technology)	54,881
924	Puma SE (Consumer Discretionary)*	92,137
55	Rational AG (Industrials)	49,014
1,516	RWE AG (Utilities)	63,053
1,497	SAP SE (Information Technology)	182,617
364	Scout24 AG (Communication Services)(b)	27,910
900	Siemens AG (Industrials)	120,577
1,091	Siemens Energy AG (Industrials)*	32,496
323	Siemens Healthineers AG (Health Care)(b)	14,895
247	Symrise AG (Materials)	31,023
167	TeamViewer AG (Information
	Technology)*(b)	7,977
2,828	Telefonica Deutschland Holding AG
	(Communication Services)	7,828
2,492	Uniper SE (Utilities)	84,658
391	United Internet AG (Communication
	Services)	15,636
208	Volkswagen AG (Consumer Discretionary)	38,690
599	Vonovia SE (Real Estate)	41,186
1,066	Zalando SE (Consumer Discretionary)*(b)	108,133

		2,526,441

Ireland – 0.8%
918	CRH PLC (Materials)	36,040

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
153	Flutter Entertainment PLC (Consumer
	Discretionary)*	$ 28,459
219	Kerry Group PLC, Class A (Consumer
	Staples)	30,755
283	Kingspan Group PLC (Industrials)*	24,763
472	Smurfit Kappa Group PLC (Materials)	20,123

		140,140

Italy – 3.9%
173	Amplifon SpA (Health Care)*	6,947
1,130	Assicurazioni Generali SpA (Financials)	19,356
710	Atlantia SpA (Industrials)*	12,977
1,636	Davide Campari-Milano NV (Consumer
	Staples)	18,971
256	DiaSorin SpA (Health Care)	54,080
11,202	Enel SpA (Utilities)	112,157
756	Eni SpA (Energy)	7,509
265	Ferrari NV (Consumer Discretionary)	56,044
1,499	FinecoBank Banca Fineco SpA (Financials)*	23,552
1,352	Infrastrutture Wireless Italiane SpA
	(Communication Services)(b)	17,450
13,880	Intesa Sanpaolo SpA (Financials)*	31,968
1,442	Moncler SpA (Consumer Discretionary)*	70,998
729	Nexi SpA (Information Technology)*(b)	13,778
2,538	Poste Italiane SpA (Financials)(b)	25,939
571	Prysmian SpA (Industrials)	18,735
623	Recordati Industria Chimica e Farmaceutica
	SpA (Health Care)	33,260
5,491	Snam SpA (Utilities)	30,891
90,224	Telecom Italia SpA (Communication
	Services)	42,361
89,373	Telecom Italia SpA-RSP (Communication
	Services)	45,489
3,900	Terna Rete Elettrica Nazionale SpA
	(Utilities)	29,260
489	UniCredit SpA (Financials)*	5,056

		676,778

Jordan – 0.1%
646	Hikma Pharmaceuticals PLC (Health Care)	22,493

Luxembourg – 0.7%
6,114	ArcelorMittal (Materials)*	112,263

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – (continued)
194	Eurofins Scientific SE (Health Care)*	$ 15,794

		128,057

Mexico – 0.1%
1,261	Fresnillo PLC (Materials)	17,719

Netherlands – 6.2%
25	Adyen NV (Information Technology)*(b)	47,908
13,783	Aegon NV (Financials)	51,704
301	Akzo Nobel NV (Materials)	32,067
61	Argenx SE (Health Care)*	17,454
569	ASML Holding NV (Information Technology)	247,650
241	Heineken Holding NV (Consumer Staples)	22,328
273	Heineken NV (Consumer Staples)	28,907
3,708	ING Groep NV (Financials)*	36,260
286	JDE Peet’s BV (Consumer Staples)*	11,067
4,695	Koninklijke Ahold Delhaize NV (Consumer
	Staples)	134,732
233	Koninklijke DSM NV (Materials)	38,268
4,455	Koninklijke KPN NV (Communication
	Services)	13,317
2,003	Koninklijke Philips NV (Health Care)*	103,890
329	Koninklijke Vopak NV (Energy)	17,328
788	NN Group NV (Financials)	32,096
1,139	Randstad NV (Industrials)*	70,848
3,663	Royal Dutch Shell PLC, Class A (Energy)	62,165
2,873	Royal Dutch Shell PLC, Class B (Energy)	47,339
781	Wolters Kluwer NV (Industrials)	65,676

		1,081,004

Norway – 1.2%
492	DNB ASA (Financials)*	8,952
428	Equinor ASA (Energy)	6,775
1,249	Gjensidige Forsikring ASA (Financials)	27,317
538	Mowi ASA (Consumer Staples)	10,937
11,506	Norsk Hydro ASA (Materials)(a)	46,769
2,260	Orkla ASA (Consumer Staples)	21,741
447	Schibsted ASA, Class A (Communication
	Services)*	18,366
1,522	Schibsted ASA, Class B (Communication
	Services)*	55,679

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
1,102	Telenor ASA (Communication Services)	$ 18,845

		215,381

Portugal – 0.6%
8,129	EDP – Energias de Portugal SA (Utilities)	43,446
3,290	Jeronimo Martins SGPS SA (Consumer
	Staples)	56,514

		99,960

Russia – 0.1%
4,988	Evraz PLC (Materials)	25,725

South Africa – 0.2%
1,047	Anglo American PLC (Materials)	30,940

Spain – 3.2%
2,955	ACS Actividades de Construccion y
	Servicios SA (Industrials)	93,636
365	Amadeus IT Group SA (Information
	Technology)	25,088
1,250	Banco Bilbao Vizcaya Argentaria SA
	(Financials)	5,876
3,911	Banco Santander SA (Financials)*	11,310
588	Cellnex Telecom SA (Communication
	Services)*(b)	37,194
803	Enagas SA (Utilities)	19,614
991	Endesa SA (Utilities)	28,415
823	Ferrovial SA (Industrials)	22,958
624	Grifols SA (Health Care)	17,728
8,843	Iberdrola SA (Utilities)	121,065
3,111	Industria de Diseno Textil SA (Consumer
	Discretionary)	103,640
790	Naturgy Energy Group SA (Utilities)	18,272
726	Red Electrica Corp. SA (Utilities)	14,881
598	Siemens Gamesa Renewable Energy SA
	(Industrials)	21,410
4,140	Telefonica SA (Communication Services)	18,110

		559,197

Sweden – 5.5%
212	Alfa Laval AB (Industrials)*	5,363
1,269	Assa Abloy AB, Class B (Industrials)	30,294
819	Atlas Copco AB, Class A (Industrials)	41,401

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
590	Atlas Copco AB, Class B (Industrials)	$ 26,133
585	Electrolux AB, Series B (Consumer Discretionary)	14,068
613	Epiroc AB, Class A (Industrials)	10,217
539	Epiroc AB, Class B (Industrials)	8,593
630	EQT AB (Financials)	14,063
656	Essity AB, Class B (Consumer Staples)	20,862
1,110	Evolution Gaming Group AB (Consumer Discretionary)(b)	95,190
62	Fastighets AB Balder, Class B (Real Estate)*	3,110
2,898	Hennes & Mauritz AB, Class B (Consumer Discretionary)*	61,555
396	Hexagon AB, Class B (Information Technology)*	32,969
1,657	Husqvarna AB, Class B (Consumer Discretionary)	17,698
199	ICA Gruppen AB (Consumer Staples)	9,650
228	Industrivarden AB, Class A (Financials)*	7,067
533	Industrivarden AB, Class C (Financials)*	16,308
803	Investment AB Latour, Class B (Industrials)(a)	21,207
728	Investor AB, Class B (Financials)	50,544
1,183	Kinnevik AB, Class B (Financials)*	59,076
374	L E Lundbergforetagen AB, Class B (Financials)*	19,212
672	Nibe Industrier AB, Class B (Industrials)*	18,989
1,490	Sandvik AB (Industrials)*	33,522
958	Securitas AB, Class B (Industrials)*	15,799
1,552	Skandinaviska Enskilda Banken AB, Class A(Financials)*	16,457
2,265	Skanska AB, Class B (Industrials)	53,991
402	SKF AB, Class B (Industrials)	9,930
959	Svenska Cellulosa AB SCA, Class B (Materials)*	15,552
812	Svenska Handelsbanken AB, Class A (Financials)*	8,272
693	Swedbank AB, Class A (Financials)*	12,581
1,218	Swedish Match AB (Consumer Staples)	98,412
939	Tele2 AB, Class B (Communication Services)	12,114
4,723	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	57,921

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
3,395	Telia Co. AB (Communication Services)(a)	$ 14,438
1,096	Volvo AB, Class B (Industrials)*	24,972

		957,530

Switzerland – 15.4%
1,859	ABB Ltd. (Industrials)	49,222
487	Adecco Group AG (Industrials)	29,608
523	Alcon, Inc. (Health Care)*	33,496
80	Baloise Holding AG (Financials)	13,847
218	Banque Cantonale Vaudoise (Financials)	22,539
11	Barry Callebaut AG (Consumer Staples)	23,706
5	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	42,831
495	Cie Financiere Richemont SA (Consumer Discretionary)	41,271
333	Clariant AG (Materials)	6,709
709	Coca-Cola HBC AG (Consumer Staples)*	20,464
4,701	Credit Suisse Group AG (Financials)	59,613
32	EMS-Chemie Holding AG (Materials)	29,356
52	Geberit AG (Industrials)	31,419
14	Givaudan SA (Materials)	57,280
97	Julius Baer Group Ltd. (Financials)	5,619
552	Kuehne + Nagel International AG (Industrials)	125,424
711	LafargeHolcim Ltd. (Materials)*	37,431
733	Logitech International SA (Information Technology)	65,082
90	Lonza Group AG (Health Care)	56,627
4,796	Nestle SA (Consumer Staples)	536,020
3,348	Novartis AG (Health Care)	304,253
96	Partners Group Holding AG (Financials)	103,391
1,260	Roche Holding AG (Health Care)	416,219
56	Schindler Holding AG (Industrials)	14,883
76	Schindler Holding AG Participation Certificates (Industrials)	20,820
32	SGS SA (Industrials)	91,514
176	Sika AG (Materials)	45,084
157	Sonova Holding AG (Health Care)*	39,038
1,944	STMicroelectronics NV (Information Technology)	76,320
59	Straumann Holding AG (Health Care)	67,909
85	Swatch Group AG (The) – Bearer (Consumer Discretionary)	21,050

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
355	Swatch Group AG (The) – Registered (Consumer Discretionary)	$ 17,089
29	Swiss Life Holding AG (Financials)	12,999
185	Swiss Prime Site AG (Real Estate)	16,716
103	Swiss Re AG (Financials)	9,446
45	Swisscom AG (Communication Services)	23,859
33	Temenos AG (Information Technology)	4,185
2,686	UBS Group AG (Financials)	38,244
48	Vifor Pharma AG (Health Care)	7,068
138	Zurich Insurance Group AG (Financials)	56,234

		2,673,885

United Kingdom – 17.2%
419	3i Group PLC (Financials)	5,988
3,329	Admiral Group PLC (Financials)	126,976
499	Ashtead Group PLC (Industrials)	21,192
814	Associated British Foods PLC (Consumer Staples)	22,930
1,895	AstraZeneca PLC (Health Care)	197,460
11,966	Auto Trader Group PLC (Communication Services)(b)	89,557
527	AVEVA Group PLC (Information Technology)	23,865
14,943	Aviva PLC (Financials)	64,078
4,183	BAE Systems PLC (Industrials)	28,146
12,726	Barclays PLC (Financials)*	22,862
551	Berkeley Group Holdings PLC (Consumer Discretionary)	34,015
11,636	BP PLC (Energy)	38,472
2,955	British American Tobacco PLC (Consumer Staples)	104,130
707	British Land Co. PLC (The) REIT (Real Estate)	4,452
7,136	BT Group PLC (Communication Services)	11,127
795	Bunzl PLC (Industrials)	25,038
3,425	Burberry Group PLC (Consumer Discretionary)	79,059
1,413	CNH Industrial NV (Industrials)*	15,496
734	Coca-Cola European Partners PLC (Consumer Staples)	32,795
666	Compass Group PLC (Consumer
	Discretionary)	11,772
397	Croda International PLC (Materials)	31,568

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
237	DCC PLC (Industrials)	$ 17,978
3,068	Diageo PLC (Consumer Staples)	117,963
3,362	Direct Line Insurance Group PLC (Financials)	13,277
1,343	Experian PLC (Industrials)	47,442
8,157	GlaxoSmithKline PLC (Health Care)	149,193
1,085	GVC Holdings PLC (Consumer Discretionary)*	15,000
1,119	Halma PLC (Information Technology)	33,105
3,568	Hargreaves Lansdown PLC (Financials)	68,117
12,232	HSBC Holdings PLC (Financials)*	63,403
1,775	Imperial Brands PLC (Consumer Staples)	32,252
883	Informa PLC (Communication Services)*	6,250
195	Intertek Group PLC (Industrials)	14,376
33,003	J Sainsbury PLC (Consumer Staples)	93,012
7,399	JD Sports Fashion PLC (Consumer
	Discretionary)*	76,673
1,617	Johnson Matthey PLC (Materials)	48,011
11,895	Kingfisher PLC (Consumer Discretionary)*	43,449
655	Land Securities Group PLC REIT (Real Estate)	5,750
7,051	Legal & General Group PLC (Financials)	23,788
18,818	Lloyds Banking Group PLC (Financials)*	8,949
553	London Stock Exchange Group PLC (Financials)	59,845
23,331	M&G PLC (Financials)	58,403
693	Mondi PLC (Materials)	15,340
3,839	National Grid PLC (Utilities)	43,483
530	Next PLC (Consumer Discretionary)	46,360
1,209	Ocado Group PLC (Consumer Discretionary)*	35,623
1,474	Pearson PLC (Communication Services)	12,732
272	Persimmon PLC (Consumer Discretionary)	9,645
406	Phoenix Group Holdings PLC (Financials)	3,885
1,209	Prudential PLC (Financials)	18,877
763	Reckitt Benckiser Group PLC (Consumer Staples)	67,068
2,536	RELX PLC (Industrials)	59,165
3,238	Rentokil Initial PLC (Industrials)*	21,498
6,930	Sage Group PLC (The) (Information
	Technology)	55,974
322	Schroders PLC (Financials)	13,838
2,891	Segro PLC REIT (Real Estate)	35,200

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
711	Severn Trent PLC (Utilities)		$ 22,677
1,749	Smith & Nephew PLC (Health Care)		33,881
283	Smiths Group PLC (Industrials)		5,512
190	Spirax-Sarco Engineering PLC (Industrials)		28,245
1,531	SSE PLC (Utilities)		27,410
2,489	St James’s Place PLC (Financials)		33,894
4,536	Standard Chartered PLC (Financials)*		27,384
13,997	Tesco PLC (Consumer Staples)		42,419
1,349	Unilever PLC (Consumer Staples)		82,323
2,225	Unilever PLC (Consumer Staples)*		135,260
1,411	United Utilities Group PLC (Utilities)		16,961
36,243	Vodafone Group PLC (Communication Services)		59,844
8,126	Wm Morrison Supermarkets PLC (Consumer Staples)(a)		19,511
2,699	WPP PLC (Communication Services)		26,146

			2,987,369

United States – 1.1%
1,146	Ferguson PLC (Industrials)		128,885
473	QIAGEN NV (Health Care)*		22,864
5,019	Tenaris SA (Energy)		38,940

			190,689

TOTAL COMMON STOCKS (Cost $15,912,857)			$17,155,338

Shares	Description	Rate	Value

Preferred Stocks – 0.9%
Germany – 0.9%
72	Bayerische Motoren Werke AG (Consumer Discretionary)	4.53%	$ 4,771
723	FUCHS PETROLUB SE (Materials)	2.00	41,444
195	Henkel AG & Co. KGaA (Consumer Staples)	2.08	21,049
73	Sartorius AG (Health Care)	0.10	33,357
293	Volkswagen AG (Consumer Discretionary)	3.36	49,538

TOTAL PREFERRED STOCKS (Cost $137,450)			$ 150,159

Units	Description	Expiration Month	Value

Right – 0.0%
Germany – 0.0%
179	KION Group AG (Industrials)*	12/20	$ 34
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $16,050,307)			$17,305,531

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.3%(c)
Goldman Sachs Financial Square Government Fund –Institutional Shares
225,925	0.016%	$ 225,925
(Cost $225,925)

TOTAL INVESTMENTS – 100.7%
(Cost $16,276,232)		$17,531,456

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(116,857)

NET ASSETS – 100.0%		$17,414,599

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 6.0%
13,051	Afterpay Ltd. (Information Technology)*	$ 913,676
409,608	AGL Energy Ltd. (Utilities)	4,074,566
66,705	Ampol Ltd. (Energy)	1,506,496
115,942	APA Group (Utilities)	884,220
51,427	Aristocrat Leisure Ltd. (Consumer Discretionary)*	1,214,881
27,107	ASX Ltd. (Financials)	1,540,180
254,336	Aurizon Holdings Ltd. (Industrials)	796,482
869,956	AusNet Services (Utilities)	1,189,105
217,087	Australia & New Zealand Banking Group Ltd. (Financials)	3,621,508
152,282	BHP Group Ltd. (Materials)	4,271,797
125,398	BHP Group PLC (Materials)	2,843,673
280,286	BlueScope Steel Ltd. (Materials)	3,531,642
149,196	Brambles Ltd. (Industrials)	1,204,889
126,319	CIMIC Group Ltd. (Industrials)*	2,380,009
100,219	Coca-Cola Amatil Ltd. (Consumer Staples)	934,157
20,423	Cochlear Ltd. (Health Care)	3,317,032
396,041	Coles Group Ltd. (Consumer Staples)	5,211,957
164,964	Commonwealth Bank of Australia (Financials)	9,611,255
42,860	Computershare Ltd. (Information Technology)	450,982
42,524	CSL Ltd. (Health Care)	9,318,050
142,460	Dexus REIT (Real Estate)	1,025,573
185,084	Evolution Mining Ltd. (Materials)	677,804
125,670	Fortescue Metals Group Ltd. (Materials)	1,688,097
1,709,745	Glencore PLC (Materials)*	4,835,682
160,445	Goodman Group REIT (Real Estate)	2,208,423
136,409	Insurance Australia Group Ltd. (Financials)	517,642
32,297	Macquarie Group Ltd. (Financials)	3,300,076
72,699	Magellan Financial Group Ltd. (Financials)	3,170,170
555,771	Medibank Pvt Ltd. (Financials)	1,167,132
165,611	National Australia Bank Ltd. (Financials)	2,793,278
44,906	Newcrest Mining Ltd. (Materials)	891,087
74,970	Northern Star Resources Ltd. (Materials)	696,597
50,007	Orica Ltd. (Materials)	595,090
197,499	Origin Energy Ltd. (Energy)	753,831
10,373	Ramsay Health Care Ltd. (Health Care)	481,913
32,211	REA Group Ltd. (Communication Services)(a)	3,447,225
26,237	Rio Tinto Ltd. (Materials)	1,960,340
80,074	Rio Tinto PLC (Materials)	5,167,685

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
25,379	SEEK Ltd. (Communication Services)	$ 487,149
52,607	Sonic Healthcare Ltd. (Health Care)	1,276,869
1,207,951	South32 Ltd. (Materials)	2,136,189
191,241	Stockland REIT (Real Estate)	641,168
153,979	Suncorp Group Ltd. (Financials)	1,144,806
578,597	Telstra Corp. Ltd. (Communication Services)	1,308,862
191,214	Transurban Group (Industrials)	1,975,363
24,411	Washington H Soul Pattinson & Co. Ltd. (Energy)	522,350
165,832	Wesfarmers Ltd. (Consumer Discretionary)	6,042,461
250,361	Westpac Banking Corp. (Financials)	3,713,553
52,390	Woodside Petroleum Ltd. (Energy)	863,562
280,421	Woolworths Group Ltd. (Consumer Staples)	7,641,113

		121,947,647

Austria – 0.6%
98,407	OMV AG (Energy)	3,343,089
114,283	Raiffeisen Bank International AG (Financials)*	2,195,486
19,021	Verbund AG (Utilities)	1,339,009
140,948	voestalpine AG (Materials)	4,525,276

		11,402,860

Belgium – 0.6%
33,120	Ageas SA/NV (Financials)	1,633,059
30,318	Anheuser-Busch InBev SA/NV (Consumer Staples)	2,026,565
6,239	Elia Group SA/NV (Utilities)	707,501
48,247	Etablissements Franz Colruyt NV (Consumer Staples)	2,886,806
9,987	Groupe Bruxelles Lambert SA (Financials)	975,785
4,025	Sofina SA (Financials)	1,280,711
8,874	Solvay SA (Materials)	1,017,349
23,978	UCB SA (Health Care)	2,568,802

		13,096,578

Brazil – 0.1%
35,035	Wheaton Precious Metals Corp. (Materials)	1,355,278
10,542	Yara International ASA (Materials)(a)	428,269

		1,783,547

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – 9.2%
18,357	Agnico Eagle Mines Ltd. (Materials)	$ 1,205,621
93,068	Algonquin Power & Utilities Corp. (Utilities)	1,461,481
115,095	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	3,830,579
29,488	AltaGas Ltd. (Utilities)	424,150
16,302	Atco Ltd., Class I (Utilities)	491,110
196,179	B2Gold Corp. (Materials)	1,096,023
50,063	Bank of Montreal (Financials)	3,605,509
99,790	Bank of Nova Scotia (The) (Financials)	4,866,678
96,069	Barrick Gold Corp. (Materials)	2,209,906
25,066	BCE, Inc. (Communication Services)	1,088,985
48,277	Brookfield Asset Management, Inc., Class A (Financials)	1,953,954
23,978	CAE, Inc. (Industrials)	581,363
53,965	Cameco Corp. (Energy)	540,941
19,799	Canadian Apartment Properties REIT (Real Estate)	781,632
41,333	Canadian Imperial Bank of Commerce (Financials)	3,491,887
40,232	Canadian National Railway Co. (Industrials)	4,222,202
91,707	Canadian Natural Resources Ltd. (Energy)	2,096,827
9,237	Canadian Pacific Railway Ltd. (Industrials)	2,990,638
20,466	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	2,621,145
34,598	Canadian Utilities Ltd., Class A (Utilities)	866,085
15,998	Canopy Growth Corp. (Health Care)*	460,719
177,303	Cenovus Energy, Inc. (Energy)	881,111
49,871	CGI, Inc. (Information Technology)*	3,690,970
259,001	CI Financial Corp. (Financials)	3,401,649
8,441	Constellation Software, Inc. (Information Technology)	10,475,725
101,906	Dollarama, Inc. (Consumer Discretionary)	4,180,356
33,037	Emera, Inc. (Utilities)	1,372,824
316,638	Empire Co. Ltd., Class A (Consumer Staples)	8,683,783
84,117	Enbridge, Inc. (Energy)	2,632,754
2,127	Fairfax Financial Holdings Ltd. (Financials)	731,049
8,948	FirstService Corp. (Real Estate)	1,222,988
44,987	Fortis, Inc. (Utilities)(a)	1,815,241
13,611	Franco-Nevada Corp. (Materials)	1,815,675
67,485	George Weston Ltd. (Consumer Staples)	5,005,003
40,079	GFL Environmental, Inc. (Industrials)	1,094,835
65,208	Great-West Lifeco, Inc. (Financials)	1,520,128

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
68,132	Hydro One Ltd. (Utilities)(b)	$ 1,593,024
80,098	iA Financial Corp., Inc. (Financials)	3,515,065
30,661	IGM Financial, Inc. (Financials)	812,721
39,813	Imperial Oil Ltd. (Energy)(a)	690,637
16,454	Intact Financial Corp. (Financials)	1,844,742
218,548	Kinross Gold Corp. (Materials)	1,559,973
43,801	Kirkland Lake Gold Ltd. (Materials)	1,798,481
103,455	Loblaw Cos. Ltd. (Consumer Staples)	5,125,250
51,612	Magna International, Inc. (Consumer Discretionary)	3,171,834
287,511	Manulife Financial Corp. (Financials)	4,909,807
42,725	Metro, Inc. (Consumer Staples)	1,966,952
47,001	National Bank of Canada (Financials)	2,609,192
41,811	Northland Power, Inc. (Utilities)	1,436,073
62,324	Nutrien Ltd. (Materials)	3,082,775
10,813	Onex Corp. (Financials)	578,824
23,461	Open Text Corp. (Information Technology)	1,037,903
25,396	Pan American Silver Corp. (Materials)	749,005
37,989	Parkland Corp. (Energy)	1,166,141
101,671	Power Corp. of Canada (Financials)	2,294,050
32,299	Quebecor, Inc., Class B (Communication Services)	806,042
6,937	Restaurant Brands International, Inc. (Consumer Discretionary)	396,178
31,898	Ritchie Bros Auctioneers, Inc. (Industrials)	2,299,245
18,004	Rogers Communications, Inc., Class B (Communication Services)	851,088
141,293	Royal Bank of Canada (Financials)	11,563,806
81,171	Saputo, Inc. (Consumer Staples)	2,256,803
27,219	Shaw Communications, Inc., Class B (Communication Services)	474,269
8,838	Shopify, Inc., Class A (Information Technology)*	9,532,750
62,172	Sun Life Financial, Inc. (Financials)	2,766,772
32,997	TC Energy Corp. (Energy)	1,454,679
48,124	TELUS Corp. (Communication Services)	930,246
20,834	Thomson Reuters Corp. (Industrials)	1,654,952
17,839	TMX Group Ltd. (Financials)	1,759,122
22,910	Toromont Industries Ltd. (Industrials)	1,570,588
162,834	Toronto-Dominion Bank (The) (Financials)	8,705,255
102,038	WSP Global, Inc. (Industrials)	7,594,386

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
212,579	Yamana Gold, Inc. (Materials)	$ 1,112,189

		185,082,345

Chile – 0.0%
26,009	Antofagasta PLC (Materials)	435,257
55,864	Lundin Mining Corp. (Materials)	447,464

		882,721

China – 0.5%
691,757	BOC Hong Kong Holdings Ltd. (Financials)	2,253,062
121,903	ESR Cayman Ltd. (Real Estate)*(b)	367,163
30,895	Prosus NV (Consumer Discretionary)*	3,357,136
1,372,324	Wilmar International Ltd. (Consumer Staples)	4,312,521

		10,289,882

Denmark – 2.8%
16,510	Ambu A/S, Class B (Health Care)	554,800
2,755	AP Moller – Maersk A/S, Class A (Industrials)	5,233,282
2,748	AP Moller – Maersk A/S, Class B (Industrials)(a)	5,624,071
17,060	Carlsberg AS, Class B (Consumer Staples)	2,545,360
6,662	Chr Hansen Holding A/S (Materials)*	647,303
36,206	Coloplast A/S, Class B (Health Care)	5,420,572
98,639	Danske Bank A/S (Financials)*	1,630,377
41,321	Demant A/S (Health Care)*	1,560,536
20,371	DSV PANALPINA A/S (Industrials)	3,223,349
5,233	Genmab A/S (Health Care)*	2,013,307
10,670	GN Store Nord AS (Health Care)	871,090
29,881	H Lundbeck A/S (Health Care)	916,479
199,589	Novo Nordisk A/S, Class B (Health Care)	13,462,034
19,200	Novozymes A/S, Class B (Materials)	1,101,242
22,397	Orsted AS (Utilities)(b)	4,045,678
34,716	Pandora A/S (Consumer Discretionary)	3,486,943
1,956	ROCKWOOL International A/S, Class B (Industrials)	716,702
31,319	Tryg A/S (Financials)	910,503
11,877	Vestas Wind Systems A/S (Industrials)	2,434,570

		56,398,198

Finland – 0.9%
20,225	Elisa OYJ (Communication Services)	1,088,691

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
93,926	Fortum OYJ (Utilities)	$ 2,157,763
53,816	Kesko OYJ, Class B (Consumer Staples)	1,416,243
28,922	Kone OYJ, Class B (Industrials)	2,432,824
39,282	Neste OYJ (Energy)	2,639,848
640,592	Nokia OYJ (Information Technology)*	2,565,108
101,397	Nordea Bank Abp (Financials)*	868,956
97,584	Orion OYJ, Class B (Health Care)	4,606,163
24,132	Stora Enso OYJ, Class R (Materials)	409,041
23,178	UPM-Kymmene OYJ (Materials)	765,779

		18,950,416

France – 10.6%
19,570	Accor SA (Consumer Discretionary)*	673,027
59,962	Adevinta ASA (Communication Services)*	993,883
31,799	Air Liquide SA (Materials)	5,235,923
7,069	Airbus SE (Industrials)*	741,839
23,892	Alstom SA (Industrials)*(a)	1,277,508
19,352	Arkema SA (Materials)	2,262,106
86,910	Atos SE (Information Technology)*	7,992,575
85,739	AXA SA (Financials)	2,021,681
26,347	BioMerieux (Health Care)	3,807,165
114,061	BNP Paribas SA (Financials)*	5,862,132
1,038,763	Bollore SA (Communication Services)	4,043,315
87,833	Bouygues SA (Industrials)	3,507,096
39,380	Bureau Veritas SA (Industrials)*	1,019,381
36,268	Capgemini SE (Information Technology)	5,045,531
255,955	Carrefour SA (Consumer Staples)	4,203,758
103,417	Cie de Saint-Gobain (Industrials)*	4,926,027
11,021	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,376,997
156,088	CNP Assurances (Financials)*	2,492,610
277,224	Credit Agricole SA (Financials)*	3,208,045
82,517	Danone SA (Consumer Staples)	5,316,348
16,167	Dassault Systemes (Information Technology)	2,998,505
26,027	Edenred (Information Technology)	1,492,228
36,147	Eiffage SA (Industrials)*	3,551,653
79,264	Electricite de France SA (Utilities)*	1,205,580
226,708	Engie SA (Utilities)*	3,354,595
26,170	EssilorLuxottica SA (Consumer Discretionary)*	3,798,806
3,066	Gecina SA REIT (Real Estate)	466,879
36,795	Getlink SE (Industrials)*	613,998

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
8,923	Hermes International (Consumer Discretionary)	$ 8,724,672
7,109	Iliad SA (Communication Services)	1,447,344
68,350	Ipsen SA (Health Care)	6,610,315
6,677	Kering (Consumer Discretionary)	4,832,149
116,637	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	4,877,658
27,188	Legrand SA (Industrials)	2,308,431
37,267	L’Oreal SA (Consumer Staples)	13,676,765
30,038	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	17,351,292
152,795	Natixis SA (Financials)*	471,555
97,241	Orange SA (Communication Services)	1,231,825
13,054	Pernod Ricard SA (Consumer Staples)	2,498,430
26,112	Peugeot SA (Consumer Discretionary)*	617,363
84,513	Publicis Groupe SA (Communication Services)	3,850,686
7,159	Remy Cointreau SA (Consumer Staples)	1,275,975
13,208	Safran SA (Industrials)*	1,932,267
113,845	Sanofi (Health Care)	11,535,920
10,330	Sartorius Stedim Biotech (Health Care)	3,744,092
45,821	Schneider Electric SE (Industrials)	6,393,709
23,716	SEB SA (Consumer Discretionary)	4,232,665
218,353	Suez SA (Utilities)	4,214,361
9,222	Teleperformance (Industrials)	3,079,953
7,612	Thales SA (Industrials)	701,668
179,057	TOTAL SE (Energy)	7,673,281
42,781	Ubisoft Entertainment SA (Communication Services)*	4,082,710
108,959	Veolia Environnement SA (Utilities)	2,510,285
42,586	Vinci SA (Industrials)	4,355,485
70,149	Vivendi SA (Communication Services)	2,112,909
4,387	Wendel SE (Financials)	497,222
41,221	Worldline SA (Information Technology)*(b)	3,821,412

		214,151,590

Germany – 8.2%
30,224	adidas AG (Consumer Discretionary)*	9,663,946
32,958	Allianz SE (Financials)	7,792,615
32,566	BASF SE (Materials)	2,389,137
87,412	Bayer AG (Health Care)	5,047,217
8,795	Bayerische Motoren Werke AG (Consumer Discretionary)	768,423

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
4,656	Bechtle AG (Information Technology)	$ 1,017,549
42,007	Beiersdorf AG (Consumer Staples)	4,710,318
39,988	Brenntag AG (Industrials)	3,064,222
5,443	Carl Zeiss Meditec AG (Health Care)	727,920
6,535	Continental AG (Consumer Discretionary)	892,720
23,451	Covestro AG (Materials)(b)	1,311,434
64,437	Daimler AG (Consumer Discretionary)	4,351,138
11,732	Delivery Hero SE (Consumer Discretionary)*(b)	1,420,923
104,680	Deutsche Bank AG (Financials)*	1,169,913
31,008	Deutsche Boerse AG (Financials)	5,183,572
192,194	Deutsche Post AG (Industrials)	9,311,045
247,998	Deutsche Telekom AG (Communication Services)	4,483,941
45,128	Deutsche Wohnen SE (Real Estate)	2,269,407
194,809	E.ON SE (Utilities)	2,114,984
23,599	Evonik Industries AG (Materials)	714,479
40,738	Fresenius Medical Care AG & Co. KGaA (Health Care)	3,435,519
104,293	Fresenius SE & Co. KGaA (Health Care)	4,678,321
15,749	GEA Group AG (Industrials)	540,866
3,677	Hannover Rueck SE (Financials)	617,099
52,991	HeidelbergCement AG (Materials)	3,774,110
82,591	HelloFresh SE (Consumer Discretionary)*	4,868,633
17,363	Henkel AG & Co. KGaA (Consumer Staples)	1,680,262
11,673	HOCHTIEF AG (Industrials)	1,129,626
67,795	Infineon Technologies AG (Information Technology)	2,393,964
5,709	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	608,063
17,172	KION Group AG (Industrials)	1,323,671
23,459	Knorr-Bremse AG (Industrials)	3,010,453
5,261	LEG Immobilien AG (Real Estate)	751,786
32,562	Merck KGaA (Health Care)	5,213,544
2,697	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	753,629
35,442	Nemetschek SE (Information Technology)	2,810,835
57,207	Puma SE (Consumer Discretionary)*	5,704,407
2,935	Rational AG (Industrials)	2,615,580
89,816	RWE AG (Utilities)	3,735,614
88,941	SAP SE (Information Technology)	10,849,772
25,174	Scout24 AG (Communication Services)(b)	1,930,251

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
53,086	Siemens AG (Industrials)	$ 7,112,162
106,375	Siemens Energy AG (Industrials)*	3,168,418
18,706	Siemens Healthineers AG (Health Care)(b)	862,599
15,716	Symrise AG (Materials)	1,973,944
12,715	TeamViewer AG (Information Technology)*(b)	607,322
212,150	Telefonica Deutschland Holding AG (Communication Services)	587,232
183,271	Uniper SE (Utilities)	6,226,094
24,915	United Internet AG (Communication Services)	996,325
11,378	Volkswagen AG (Consumer Discretionary)	2,116,411
42,332	Vonovia SE (Real Estate)	2,910,644
69,956	Zalando SE (Consumer Discretionary)*(b)	7,096,177

		164,488,236

Hong Kong – 2.2%
870,163	AIA Group Ltd. (Financials)	9,535,033
78,990	ASM Pacific Technology Ltd. (Information Technology)	988,330
409,589	Bank of East Asia Ltd. (The) (Financials)	909,787
588,552	CK Asset Holdings Ltd. (Real Estate)	3,222,707
92,956	CLP Holdings Ltd. (Utilities)	872,905
272,532	Hang Lung Properties Ltd. (Real Estate)	675,661
95,011	Hang Seng Bank Ltd. (Financials)	1,655,722
101,455	Henderson Land Development Co. Ltd. (Real Estate)	425,319
909,177	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	914,748
808,825	HKT Trust & HKT Ltd. (Communication Services)	1,057,915
586,351	Hong Kong & China Gas Co. Ltd. (Utilities)	903,068
150,132	Hong Kong Exchanges & Clearing Ltd. (Financials)	7,463,512
15,987	Jardine Matheson Holdings Ltd. (Industrials)	848,430
31,372	Jardine Strategic Holdings Ltd. (Industrials)	749,477
88,602	Link REIT (Real Estate)	777,160
136,199	MTR Corp. Ltd. (Industrials)	738,751
2,075,472	PCCW Ltd. (Communication Services)	1,260,945
132,698	Power Assets Holdings Ltd. (Utilities)	698,365
46,727	Sun Hung Kai Properties Ltd. (Real Estate)	623,830
316,213	Swire Pacific Ltd., Class A (Real Estate)	1,815,089
253,348	Techtronic Industries Co. Ltd. (Industrials)	3,246,711

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
3,584,927	WH Group Ltd. (Consumer Staples)(b)	$ 2,927,132
499,305	Xinyi Glass Holdings Ltd. (Industrials)	1,120,659

		43,431,256

Ireland – 0.5%
59,158	CRH PLC (Materials)	2,322,500
8,948	Flutter Entertainment PLC (Consumer Discretionary)*	1,664,409
10,568	Kerry Group PLC, Class A (Consumer Staples)	1,484,104
16,257	Kingspan Group PLC (Industrials)*	1,422,520
64,835	Smurfit Kappa Group PLC (Materials)	2,764,081

		9,657,614

Israel – 0.9%
128,832	Bank Hapoalim BM (Financials)*	844,730
135,237	Bank Leumi Le-Israel BM (Financials)	760,285
13,968	Check Point Software Technologies Ltd. (Information Technology)*	1,643,754
5,535	Elbit Systems Ltd. (Industrials)	709,261
155,788	Israel Discount Bank Ltd., Class A (Financials)	527,943
18,527	Nice Ltd. (Information Technology)*	4,458,319
629,945	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	5,990,777
9,527	Wix.com Ltd. (Information Technology)*	2,433,482

		17,368,551

Italy – 2.3%
14,563	Amplifon SpA (Health Care)*	584,798
101,251	Assicurazioni Generali SpA (Financials)	1,734,387
53,934	Atlantia SpA (Industrials)*	985,802
94,766	Davide Campari-Milano NV (Consumer Staples)	1,098,902
12,322	DiaSorin SpA (Health Care)	2,603,008
608,578	Enel SpA (Utilities)	6,093,198
50,047	Eni SpA (Energy)	497,069
20,872	Ferrari NV (Consumer Discretionary)	4,414,179
125,480	FinecoBank Banca Fineco SpA (Financials)*	1,971,552
80,300	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	1,036,431
1,165,796	Intesa Sanpaolo SpA (Financials)*	2,685,018

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
104,421	Moncler SpA (Consumer Discretionary)*	$ 5,141,227
40,402	Nexi SpA (Information Technology)*(b)	763,596
218,593	Poste Italiane SpA (Financials)(b)	2,234,092
51,111	Prysmian SpA (Industrials)	1,677,041
55,957	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	2,987,342
370,659	Snam SpA (Utilities)	2,085,226
6,038,654	Telecom Italia SpA (Communication Services)	2,835,198
4,716,954	Telecom Italia SpA-RSP (Communication Services)	2,400,849
247,277	Terna Rete Elettrica Nazionale SpA (Utilities)	1,855,211

		45,684,126

Japan – 22.3%
19,987	ABC-Mart, Inc. (Consumer Discretionary)	1,042,717
40,223	Advantest Corp. (Information Technology)	2,800,470
79,316	Aeon Co. Ltd. (Consumer Staples)	2,361,795
46,169	Aeon Mall Co. Ltd. (Real Estate)	741,626
30,215	Ajinomoto Co., Inc. (Consumer Staples)	631,827
55,139	Asahi Group Holdings Ltd. (Consumer Staples)	2,134,703
22,211	Asahi Intecc Co. Ltd. (Health Care)	814,741
327,872	Astellas Pharma, Inc. (Health Care)	4,664,571
26,153	Azbil Corp. (Information Technology)	1,175,035
46,177	Bandai Namco Holdings, Inc. (Consumer Discretionary)	4,220,252
52,614	Bridgestone Corp. (Consumer Discretionary)	1,838,652
150,933	Brother Industries Ltd. (Information Technology)	2,894,903
102,674	Calbee, Inc. (Consumer Staples)	3,037,634
98,443	Canon, Inc. (Information Technology)(a)	1,749,836
36,172	Capcom Co. Ltd. (Communication Services)	2,039,716
3,719	Central Japan Railway Co. (Industrials)	474,349
61,394	Chubu Electric Power Co., Inc. (Utilities)	740,378
72,109	Chugai Pharmaceutical Co. Ltd. (Health Care)	3,488,063
72,119	Chugoku Electric Power Co., Inc. (The) (Utilities)	917,784
59,940	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)(a)	923,171

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,695	Cosmos Pharmaceutical Corp. (Consumer Staples)	$ 1,500,935
54,522	CyberAgent, Inc. (Communication Services)	3,738,502
23,150	Dai Nippon Printing Co. Ltd. (Industrials)	434,250
12,913	Daifuku Co. Ltd. (Industrials)	1,498,416
26,701	Dai-ichi Life Holdings, Inc. (Financials)	421,096
166,007	Daiichi Sankyo Co. Ltd. (Health Care)	5,880,890
18,672	Daikin Industries Ltd. (Industrials)	4,237,573
30,626	Daito Trust Construction Co. Ltd. (Real Estate)	3,007,530
19,796	Daiwa House Industry Co. Ltd. (Real Estate)	607,501
18,541	Denso Corp. (Consumer Discretionary)	876,419
79,444	Dentsu Group, Inc. (Communication Services)	2,590,358
1,878	Disco Corp. (Information Technology)	598,835
11,761	East Japan Railway Co. (Industrials)	731,770
31,118	Eisai Co. Ltd. (Health Care)	2,353,658
859,334	ENEOS Holdings, Inc. (Energy)	2,954,411
6,171	FANUC Corp. (Industrials)	1,501,102
5,844	Fast Retailing Co. Ltd. (Consumer Discretionary)	4,816,431
63,280	FUJIFILM Holdings Corp. (Information Technology)	3,413,570
49,721	Fujitsu Ltd. (Information Technology)	6,916,357
23,134	Fukuoka Financial Group, Inc. (Financials)	413,317
7,741	GMO Payment Gateway, Inc. (Information Technology)	1,086,821
61,761	Hakuhodo DY Holdings, Inc. (Communication Services)	894,357
14,011	Hamamatsu Photonics KK (Information Technology)	788,728
16,698	Hankyu Hanshin Holdings, Inc. (Industrials)	546,058
10,881	Harmonic Drive Systems, Inc. (Industrials)	869,228
102,698	Hitachi Ltd. (Information Technology)	3,906,020
207,369	Honda Motor Co. Ltd. (Consumer Discretionary)	5,710,478
75,588	Hoya Corp. (Health Care)	10,083,233
19,913	Ibiden Co. Ltd. (Information Technology)	933,825
31,734	Idemitsu Kosan Co. Ltd. (Energy)	661,613
107,441	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	2,161,700
293,337	Inpex Corp. (Energy)	1,642,856

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
53,299	Ito En Ltd. (Consumer Staples)	$ 4,119,779
218,972	ITOCHU Corp. (Industrials)	5,792,704
28,130	Itochu Techno-Solutions Corp. (Information Technology)	994,093
55,074	Japan Exchange Group, Inc. (Financials)	1,364,504
63,763	Japan Post Bank Co. Ltd. (Financials)	502,644
223,159	Japan Post Holdings Co. Ltd. (Financials)	1,653,656
101,487	Japan Post Insurance Co. Ltd. (Financials)	1,693,478
56,168	Japan Tobacco, Inc. (Consumer Staples)	1,141,943
25,149	JSR Corp. (Materials)	695,803
138,769	Kajima Corp. (Industrials)	1,827,186
104,388	Kakaku.com, Inc. (Communication Services)	2,932,174
55,222	Kao Corp. (Consumer Staples)	4,134,964
163,868	KDDI Corp. (Communication Services)	4,686,994
14,553	Keihan Holdings Co. Ltd. (Industrials)	685,955
7,613	Keio Corp. (Industrials)	540,996
10,382	Keyence Corp. (Information Technology)	5,305,747
44,260	Kikkoman Corp. (Consumer Staples)	2,754,710
11,248	Kintetsu Group Holdings Co. Ltd. (Industrials)	499,432
82,072	Kirin Holdings Co. Ltd. (Consumer Staples)	1,789,410
11,677	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,405,383
30,331	Kobe Bussan Co. Ltd. (Consumer Staples)	1,058,785
21,158	Koei Tecmo Holdings Co. Ltd. (Communication Services)	1,126,127
17,352	Komatsu Ltd. (Industrials)	422,672
32,326	Kose Corp. (Consumer Staples)	4,941,515
47,502	Kubota Corp. (Industrials)	943,207
16,665	Kyocera Corp. (Information Technology)	952,993
27,635	Kyowa Kirin Co. Ltd. (Health Care)	751,333
72,182	Kyushu Electric Power Co., Inc. (Utilities)	609,852
22,864	Kyushu Railway Co. (Industrials)	481,947
10,444	Lasertec Corp. (Information Technology)	1,101,741
45,026	Lawson, Inc. (Consumer Staples)	2,042,416
53,948	LINE Corp. (Communication Services)*	2,783,412
143,884	Lion Corp. (Consumer Staples)(a)	3,405,473
55,936	LIXIL Group Corp. (Industrials)	1,343,751
39,678	M3, Inc. (Health Care)	3,661,297
8,143	Makita Corp. (Industrials)	421,695
398,275	Marubeni Corp. (Industrials)	2,324,146

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
21,602	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	$ 1,050,320
85,770	Medipal Holdings Corp. (Health Care)	1,614,639
38,153	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,700,255
17,321	Mercari, Inc. (Consumer Discretionary)*	794,000
95,046	MISUMI Group, Inc. (Industrials)	2,985,142
383,656	Mitsubishi Chemical Holdings Corp. (Materials)	2,124,779
156,353	Mitsubishi Corp. (Industrials)	3,648,112
107,733	Mitsubishi Electric Corp. (Industrials)	1,584,354
31,661	Mitsubishi Estate Co. Ltd. (Real Estate)	547,748
32,403	Mitsubishi Gas Chemical Co., Inc. (Materials)	687,991
23,548	Mitsubishi Heavy Industries Ltd. (Industrials)	531,030
338,591	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,456,323
362,430	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	1,664,867
81,710	Mitsui & Co. Ltd. (Industrials)	1,394,810
24,958	Mitsui Chemicals, Inc. (Materials)	702,007
16,844	Miura Co. Ltd. (Industrials)	886,824
105,182	Mizuho Financial Group, Inc. (Financials)	1,339,047
109,941	MonotaRO Co. Ltd. (Industrials)	6,716,127
24,716	MS&AD Insurance Group Holdings, Inc. (Financials)	719,377
40,290	Murata Manufacturing Co. Ltd. (Information Technology)	3,527,283
10,233	Nabtesco Corp. (Industrials)	422,961
30,107	Nagoya Railroad Co. Ltd. (Industrials)	829,224
88,163	NEC Corp. (Information Technology)	4,760,083
50,090	Nexon Co. Ltd. (Communication Services)	1,515,550
19,019	NH Foods Ltd. (Consumer Staples)	812,559
22,335	Nidec Corp. (Industrials)	2,849,841
19,379	Nihon M&A Center, Inc. (Industrials)	1,356,669
7,605	Nintendo Co. Ltd. (Communication Services)	4,321,959
22,273	Nippon Paint Holdings Co. Ltd. (Materials)(a)	2,855,814
499	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,567,226
261,817	Nippon Telegraph & Telephone Corp. (Communication Services)	6,189,201
38,905	Nippon Yusen KK (Industrials)	849,176

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,847	Nissan Chemical Corp. (Materials)	$ 888,471
12,048	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	995,960
30,718	Nitori Holdings Co. Ltd. (Consumer Discretionary)	6,548,656
11,115	Nitto Denko Corp. (Materials)	920,965
82,922	Nomura Holdings, Inc. (Financials)	416,697
78,430	Nomura Real Estate Holdings, Inc. (Real Estate)	1,699,849
41,608	Nomura Research Institute Ltd. (Information Technology)	1,406,552
128,565	NTT Data Corp. (Information Technology)	1,711,323
127,296	Obayashi Corp. (Industrials)	1,123,110
13,215	Obic Co. Ltd. (Information Technology)	2,974,405
22,680	Odakyu Electric Railway Co. Ltd. (Industrials)	688,393
83,144	Oji Holdings Corp. (Materials)	377,945
230,333	Olympus Corp. (Health Care)	4,984,382
46,822	Omron Corp. (Information Technology)	4,234,298
47,691	Ono Pharmaceutical Co. Ltd. (Health Care)	1,510,653
8,168	Oracle Corp. Japan (Information Technology)	906,294
6,949	Oriental Land Co. Ltd. (Consumer Discretionary)	1,183,879
111,413	ORIX Corp. (Financials)	1,659,308
38,797	Osaka Gas Co. Ltd. (Utilities)	745,617
15,131	Otsuka Corp. (Information Technology)	734,240
29,922	Otsuka Holdings Co. Ltd. (Health Care)	1,217,254
33,616	Pan Pacific International Holdings Corp. (Consumer Discretionary)	795,307
152,766	Panasonic Corp. (Consumer Discretionary)	1,629,846
121,802	Persol Holdings Co. Ltd. (Industrials)	2,233,377
47,918	Pigeon Corp. (Consumer Staples)	2,141,433
136,209	Pola Orbis Holdings, Inc. (Consumer Staples)(a)	2,723,527
36,560	Rakuten, Inc. (Consumer Discretionary)	409,865
195,200	Recruit Holdings Co. Ltd. (Industrials)	8,236,682
285,750	Renesas Electronics Corp. (Information Technology)*	2,543,045
214,382	Resona Holdings, Inc. (Financials)	751,853
344,388	Ricoh Co. Ltd. (Information Technology)	2,301,975
7,666	Rinnai Corp. (Consumer Discretionary)	895,439

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
140,455	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	$ 2,891,938
15,603	SBI Holdings, Inc. (Financials)	423,462
11,074	Secom Co. Ltd. (Industrials)	1,103,948
29,104	Sega Sammy Holdings, Inc. (Consumer Discretionary)	409,452
56,337	Seiko Epson Corp. (Information Technology)	841,206
55,896	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	966,488
188,270	Sekisui House Ltd. (Consumer Discretionary)	3,390,756
78,357	Seven & i Holdings Co. Ltd. (Consumer Staples)	2,489,540
45,565	SG Holdings Co. Ltd. (Industrials)	1,363,345
38,626	Shimadzu Corp. (Information Technology)	1,390,943
12,829	Shimamura Co. Ltd. (Consumer Discretionary)	1,328,729
5,183	Shimano, Inc. (Consumer Discretionary)	1,229,704
16,854	Shin-Etsu Chemical Co. Ltd. (Materials)	2,769,535
46,599	Shinsei Bank Ltd. (Financials)	555,032
31,982	Shionogi & Co. Ltd. (Health Care)	1,715,419
99,191	Shiseido Co. Ltd. (Consumer Staples)	7,001,158
60,266	Shizuoka Bank Ltd. (The) (Financials)	428,841
3,287	SMC Corp. (Industrials)	2,090,567
137,274	SoftBank Corp. (Communication Services)	1,690,994
77,798	SoftBank Group Corp. (Communication Services)	5,425,529
11,393	Sompo Holdings, Inc. (Financials)	438,129
93,672	Sony Corp. (Consumer Discretionary)	8,717,268
18,621	Square Enix Holdings Co. Ltd. (Communication Services)	1,144,671
31,058	SUMCO Corp. (Information Technology)	629,649
160,671	Sumitomo Chemical Co. Ltd. (Materials)	570,110
193,885	Sumitomo Corp. (Industrials)	2,392,070
106,165	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	1,346,980
38,989	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	446,443
114,107	Sumitomo Mitsui Financial Group, Inc. (Financials)	3,317,885
30,460	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	891,234

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
62,969	Sundrug Co. Ltd. (Consumer Staples)	$ 2,644,970
49,224	Suntory Beverage & Food Ltd. (Consumer Staples)	1,800,907
16,394	Suzuken Co. Ltd. (Health Care)	627,303
46,000	Sysmex Corp. (Health Care)	4,821,673
35,870	T&D Holdings, Inc. (Financials)	419,329
15,769	Taiheiyo Cement Corp. (Materials)	424,338
20,468	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	1,303,357
110,217	Takeda Pharmaceutical Co. Ltd. (Health Care)	3,958,405
7,533	TDK Corp. (Information Technology)	1,063,397
37,348	Teijin Ltd. (Materials)	638,972
42,242	Terumo Corp. (Health Care)	1,679,958
17,075	Tobu Railway Co. Ltd. (Industrials)	512,537
18,892	Toho Co. Ltd. (Communication Services)	800,792
17,526	Toho Gas Co. Ltd. (Utilities)	1,147,951
86,522	Tohoku Electric Power Co., Inc. (Utilities)	726,030
24,202	Tokio Marine Holdings, Inc. (Financials)	1,204,588
18,746	Tokyo Electron Ltd. (Information Technology)	6,376,606
41,022	Tokyo Gas Co. Ltd. (Utilities)	922,331
42,530	Tokyu Corp. (Industrials)	516,763
28,362	Toppan Printing Co. Ltd. (Industrials)	387,589
292,418	Toray Industries, Inc. (Materials)	1,587,512
22,739	Toshiba Corp. (Industrials)	637,194
17,039	TOTO Ltd. (Industrials)	965,720
20,386	Toyo Suisan Kaisha Ltd. (Consumer Staples)	1,002,927
8,412	Toyota Industries Corp. (Consumer Discretionary)	608,262
115,465	Toyota Motor Corp. (Consumer Discretionary)	7,750,079
58,236	Toyota Tsusho Corp. (Industrials)	2,016,130
12,911	Trend Micro, Inc. (Information Technology)	702,041
20,171	Tsuruha Holdings, Inc. (Consumer Staples)	2,955,770
37,523	Unicharm Corp. (Consumer Staples)	1,821,903
32,176	USS Co. Ltd. (Consumer Discretionary)	673,914
110,753	Welcia Holdings Co. Ltd. (Consumer Staples)	4,455,611
12,663	Yakult Honsha Co. Ltd. (Consumer Staples)	604,157
565,393	Yamada Holdings Co. Ltd. (Consumer Discretionary)	2,689,378

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,176	Yamaha Corp. (Consumer Discretionary)	$ 581,625
109,714	Yamato Holdings Co. Ltd. (Industrials)	2,774,546
216,288	Yamazaki Baking Co. Ltd. (Consumer Staples)(a)	3,592,528
46,382	Yokogawa Electric Corp. (Information Technology)	820,220
161,308	Z Holdings Corp. (Communication Services)	1,016,345
185,955	ZOZO, Inc. (Consumer Discretionary)	4,643,748

		449,238,307

Jordan – 0.1%
50,057	Hikma Pharmaceuticals PLC (Health Care)	1,742,891

Luxembourg – 0.5%
436,030	ArcelorMittal (Materials)*	8,006,235
13,870	Eurofins Scientific SE (Health Care)*	1,129,203
157,373	SES SA (Communication Services)	1,435,591

		10,571,029

Macau – 0.0%
703,127	SJM Holdings Ltd. (Consumer Discretionary)	822,620

Mexico – 0.1%
87,404	Fresnillo PLC (Materials)	1,228,150

Netherlands – 3.4%
1,584	Adyen NV (Information Technology)*(b)	3,035,437
750,908	Aegon NV (Financials)	2,816,867
14,070	Akzo Nobel NV (Materials)	1,498,927
3,584	Argenx SE (Health Care)*	1,025,493
28,172	ASML Holding NV (Information Technology)	12,261,501
11,909	Heineken Holding NV (Consumer Staples)	1,103,317
13,323	Heineken NV (Consumer Staples)(a)	1,410,740
268,541	ING Groep NV (Financials)*	2,626,044
25,645	JDE Peet’s BV (Consumer Staples)*	992,386
296,094	Koninklijke Ahold Delhaize NV (Consumer Staples)	8,496,958
17,305	Koninklijke DSM NV (Materials)	2,842,142
276,003	Koninklijke KPN NV (Communication Services)	825,056
122,139	Koninklijke Philips NV (Health Care)*	6,335,009
24,870	Koninklijke Vopak NV (Energy)	1,309,870

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
74,649	NN Group NV (Financials)	$ 3,040,498
61,068	Randstad NV (Industrials)*	3,798,574
300,402	Royal Dutch Shell PLC, Class A (Energy)	5,098,173
287,275	Royal Dutch Shell PLC, Class B (Energy)	4,733,488
64,687	Wolters Kluwer NV (Industrials)	5,439,712

		68,690,192

New Zealand – 0.5%
159,161	a2 Milk Co. Ltd. (The) (Consumer Staples)*	1,649,911
144,962	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	3,659,504
190,483	Mercury NZ Ltd. (Utilities)	803,229
328,950	Meridian Energy Ltd. (Utilities)	1,486,526
337,212	Spark New Zealand Ltd. (Communication Services)	1,080,686
23,965	Xero Ltd. (Information Technology)*	2,339,766

		11,019,622

Norway – 0.8%
34,027	DNB ASA (Financials)*	619,137
29,917	Equinor ASA (Energy)	473,586
144,130	Gjensidige Forsikring ASA (Financials)	3,152,223
39,966	Mowi ASA (Consumer Staples)	812,488
896,378	Norsk Hydro ASA (Materials)	3,643,566
86,943	Orkla ASA (Consumer Staples)	836,387
27,479	Schibsted ASA, Class A (Communication Services)*	1,129,057
107,483	Schibsted ASA, Class B (Communication Services)*	3,932,039
60,024	Telenor ASA (Communication Services)	1,026,425

		15,624,908

Portugal – 0.3%
608,459	EDP – Energias de Portugal SA (Utilities)	3,251,982
190,437	Jeronimo Martins SGPS SA (Consumer Staples)	3,271,217

		6,523,199

Russia – 0.1%
322,500	Evraz PLC (Materials)	1,663,230

Shares	Description	Value

Common Stocks – (continued)
Singapore – 1.0%
449,579	Ascendas Real Estate Investment Trust REIT (Real Estate)	$ 996,678
243,828	DBS Group Holdings Ltd. (Financials)	4,586,449
436,739	Mapletree Logistics Trust REIT (Real Estate)	642,215
557,618	Oversea-Chinese Banking Corp. Ltd. (Financials)	4,195,558
847,894	Singapore Exchange Ltd. (Financials)	5,626,467
295,532	Singapore Telecommunications Ltd. (Communication Services)	527,224
157,407	United Overseas Bank Ltd. (Financials)	2,644,795
52,724	Venture Corp. Ltd. (Information Technology)	741,056

		19,960,442

South Africa – 0.1%
87,089	Anglo American PLC (Materials)	2,573,598

Spain – 1.7%
208,346	ACS Actividades de Construccion y Servicios SA (Industrials)	6,601,927
6,237	Amadeus IT Group SA (Information Technology)	428,691
254,691	Banco Santander SA (Financials)*	736,518
32,145	Cellnex Telecom SA (Communication Services)*(b)	2,033,333
62,015	Enagas SA (Utilities)	1,514,803
61,862	Endesa SA (Utilities)	1,773,763
51,200	Ferrovial SA (Industrials)	1,428,243
39,782	Grifols SA (Health Care)	1,130,196
561,003	Iberdrola SA (Utilities)	7,680,413
186,611	Industria de Diseno Textil SA (Consumer Discretionary)	6,216,788
43,648	Naturgy Energy Group SA (Utilities)	1,009,513
43,518	Red Electrica Corp. SA (Utilities)	891,983
64,121	Repsol SA (Energy)	618,061
35,400	Siemens Gamesa Renewable Energy SA (Industrials)	1,267,400
220,889	Telefonica SA (Communication Services)	966,279

		34,297,911

Sweden – 3.2%
70,142	Assa Abloy AB, Class B (Industrials)	1,674,433
78,320	Atlas Copco AB, Class A (Industrials)	3,959,169

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
37,893	Atlas Copco AB, Class B (Industrials)	$ 1,678,421
48,831	Electrolux AB, Series B (Consumer Discretionary)	1,174,263
79,100	Epiroc AB, Class A (Industrials)	1,318,372
34,219	Epiroc AB, Class B (Industrials)	545,519
37,457	EQT AB (Financials)	836,126
51,372	Essity AB, Class B (Consumer Staples)	1,633,737
65,411	Evolution Gaming Group AB (Consumer Discretionary)(b)	5,609,444
7,179	Fastighets AB Balder, Class B (Real Estate)*	360,052
218,182	Hennes & Mauritz AB, Class B (Consumer Discretionary)*	4,634,270
18,426	Hexagon AB, Class B (Information Technology)*	1,534,036
171,474	Husqvarna AB, Class B (Consumer Discretionary)	1,831,516
25,122	ICA Gruppen AB (Consumer Staples)	1,218,232
12,589	Industrivarden AB, Class A (Financials)*	390,197
32,849	Industrivarden AB, Class C (Financials)*	1,005,094
44,666	Investment AB Latour, Class B (Industrials)	1,179,635
42,289	Investor AB, Class B (Financials)	2,936,080
64,526	Kinnevik AB, Class B (Financials)*	3,222,243
25,995	L E Lundbergforetagen AB, Class B (Financials)*	1,335,361
38,764	Nibe Industrier AB, Class B (Industrials)*	1,095,398
105,322	Sandvik AB (Industrials)*	2,369,506
136,534	Securitas AB, Class B (Industrials)*	2,251,679
114,644	Skandinaviska Enskilda Banken AB, Class A (Financials)*	1,215,664
166,722	Skanska AB, Class B (Industrials)	3,974,145
48,559	SKF AB, Class B (Industrials)	1,199,528
57,588	Svenska Cellulosa AB SCA, Class B (Materials)*	933,896
55,042	Svenska Handelsbanken AB, Class A (Financials)*	560,737
43,855	Swedbank AB, Class A (Financials)*	796,184
69,512	Swedish Match AB (Consumer Staples)	5,616,409
71,860	Tele2 AB, Class B (Communication Services)	927,063
308,967	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	3,789,022
245,660	Telia Co. AB (Communication Services)(a)	1,044,732

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
66,728	Volvo AB, Class B (Industrials)*	$ 1,520,350

		65,370,513

Switzerland – 8.7%
110,608	ABB Ltd. (Industrials)	2,928,613
35,872	Adecco Group AG (Industrials)	2,180,929
19,701	Alcon, Inc. (Health Care)*	1,261,752
5,502	Baloise Holding AG (Financials)	952,351
12,454	Banque Cantonale Vaudoise (Financials)	1,287,633
553	Barry Callebaut AG (Consumer Staples)	1,191,763
283	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	2,424,241
27,677	Cie Financiere Richemont SA (Consumer Discretionary)	2,307,589
21,793	Clariant AG (Materials)	439,086
64,353	Coca-Cola HBC AG (Consumer Staples)*	1,857,472
263,385	Credit Suisse Group AG (Financials)	3,339,953
2,197	EMS-Chemie Holding AG (Materials)	2,015,474
3,229	Geberit AG (Industrials)	1,951,025
880	Givaudan SA (Materials)	3,600,486
38,369	Kuehne + Nagel International AG (Industrials)	8,718,108
54,167	LafargeHolcim Ltd. (Materials)*	2,851,650
35,870	Logitech International SA (Information Technology)	3,184,834
5,671	Lonza Group AG (Health Care)	3,568,101
318,117	Nestle SA (Consumer Staples)	35,554,046
210,926	Novartis AG (Health Care)	19,168,101
7,654	Partners Group Holding AG (Financials)	8,243,290
79,305	Roche Holding AG (Health Care)	26,197,018
4,644	Schindler Holding AG (Industrials)	1,234,228
6,331	Schindler Holding AG Participation Certificates (Industrials)	1,734,329
1,779	SGS SA (Industrials)	5,087,629
11,113	Sika AG (Materials)	2,846,686
10,707	Sonova Holding AG (Health Care)*	2,662,262
165,007	STMicroelectronics NV (Information Technology)	6,478,054
5,275	Straumann Holding AG (Health Care)	6,071,523
8,905	Swatch Group AG (The) – Bearer (Consumer Discretionary)	2,205,347
36,223	Swatch Group AG (The) – Registered (Consumer Discretionary)	1,743,730

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
1,878	Swiss Life Holding AG (Financials)	$ 841,812
12,913	Swiss Prime Site AG (Real Estate)	1,166,777
7,937	Swiss Re AG (Financials)	727,858
2,381	Swisscom AG (Communication Services)	1,262,432
187,771	UBS Group AG (Financials)	2,673,554
9,606	Zurich Insurance Group AG (Financials)	3,914,342

		175,874,078

United Kingdom – 10.0%
222,880	Admiral Group PLC (Financials)	8,501,180
28,967	Ashtead Group PLC (Industrials)	1,230,170
92,782	Associated British Foods PLC (Consumer Staples)	2,613,630
112,133	AstraZeneca PLC (Health Care)	11,684,341
915,974	Auto Trader Group PLC (Communication Services)(b)	6,855,421
30,333	AVEVA Group PLC (Information Technology)	1,373,628
842,241	Aviva PLC (Financials)	3,611,685
215,929	BAE Systems PLC (Industrials)	1,452,912
853,581	Barclays PLC (Financials)*	1,533,411
44,322	Berkeley Group Holdings PLC (Consumer Discretionary)	2,736,120
582,201	BP PLC (Energy)	1,924,904
220,743	British American Tobacco PLC (Consumer Staples)	7,778,691
381,193	BT Group PLC (Communication Services)	594,409
53,591	Bunzl PLC (Industrials)	1,687,787
239,101	Burberry Group PLC (Consumer Discretionary)	5,519,176
374,695	CK Hutchison Holdings Ltd. (Industrials)	2,718,683
123,778	CNH Industrial NV (Industrials)*	1,357,443
47,310	Coca-Cola European Partners PLC (Consumer Staples)	2,113,811
32,264	Compass Group PLC (Consumer Discretionary)	570,301
31,215	Croda International PLC (Materials)	2,482,081
11,823	DCC PLC (Industrials)	896,864
136,788	Diageo PLC (Consumer Staples)	5,259,426
165,849	Direct Line Insurance Group PLC (Financials)	654,951
98,574	Experian PLC (Industrials)	3,482,171
495,892	GlaxoSmithKline PLC (Health Care)	9,069,964

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
139,365	GVC Holdings PLC (Consumer Discretionary)*	$ 1,926,645
64,108	Halma PLC (Information Technology)	1,896,618
261,657	Hargreaves Lansdown PLC (Financials)	4,995,354
566,930	HSBC Holdings PLC (Financials)*	2,938,589
155,722	Imperial Brands PLC (Consumer Staples)	2,829,476
17,463	Intertek Group PLC (Industrials)	1,287,399
2,196,836	J Sainsbury PLC (Consumer Staples)	6,191,327
476,934	JD Sports Fashion PLC (Consumer Discretionary)*	4,942,308
76,723	Johnson Matthey PLC (Materials)	2,278,024
714,590	Kingfisher PLC (Consumer Discretionary)*	2,610,183
721,192	Legal & General Group PLC (Financials)	2,433,067
1,211,819	Lloyds Banking Group PLC (Financials)*	576,275
40,823	London Stock Exchange Group PLC (Financials)	4,417,834
1,677,389	M&G PLC (Financials)	4,198,875
275,930	Melrose Industries PLC (Industrials)*	565,464
51,392	Mondi PLC (Materials)	1,137,569
261,847	National Grid PLC (Utilities)	2,965,829
47,211	Next PLC (Consumer Discretionary)	4,129,666
101,720	Ocado Group PLC (Consumer Discretionary)*	2,997,137
140,076	Pearson PLC (Communication Services)	1,209,946
19,788	Persimmon PLC (Consumer Discretionary)	701,662
49,145	Prudential PLC (Financials)	767,322
49,046	Reckitt Benckiser Group PLC (Consumer Staples)	4,311,132
170,455	RELX PLC (Industrials)	3,976,718
201,825	Rentokil Initial PLC (Industrials)*	1,339,958
518,722	Sage Group PLC (The) (Information Technology)	4,189,748
41,100	Schroders PLC (Financials)	1,766,285
245,434	Segro PLC REIT (Real Estate)	2,988,322
49,279	Severn Trent PLC (Utilities)	1,571,723
146,867	Smith & Nephew PLC (Health Care)	2,845,048
10,885	Spirax-Sarco Engineering PLC (Industrials)	1,618,142
91,408	SSE PLC (Utilities)	1,636,481
175,806	St James’s Place PLC (Financials)	2,394,042
390,490	Standard Chartered PLC (Financials)*	2,357,428
1,042,757	Tesco PLC (Consumer Staples)	3,160,144
154,610	Unilever PLC (Consumer Staples)*	9,398,874
57,125	Unilever PLC (Consumer Staples)	3,486,064

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
92,275	United Utilities Group PLC (Utilities)		$ 1,109,219
2,386,312	Vodafone Group PLC (Communication Services)		3,940,257
586,472	Wm Morrison Supermarkets PLC (Consumer Staples)(a)		1,408,172
271,900	WPP PLC (Communication Services)		2,633,931

			201,831,417

United States – 0.9%
56,890	Bausch Health Cos., Inc. (Health Care)*		1,058,429
5,340	Brookfield Renewable Corp., Class A (Utilities)		419,898
3,768	CyberArk Software Ltd. (Information Technology)*		432,830
83,174	Ferguson PLC (Industrials)		9,354,139
51,101	James Hardie Industries PLC CDI (Materials)*		1,485,442
21,646	QIAGEN NV (Health Care)*		1,046,333
504,299	Tenaris SA (Energy)		3,912,629

			17,709,700

Zambia – 0.0%
41,414	First Quantum Minerals Ltd. (Materials)		588,981

TOTAL COMMON STOCKS (Cost $1,722,337,349)			$1,999,946,355

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
6,078	Bayerische Motoren Werke AG (Consumer Discretionary)	4.53%	$ 402,786
73,201	FUCHS PETROLUB SE (Materials)	2.00	4,196,019
18,563	Henkel AG & Co. KGaA (Consumer Staples)	2.08	2,003,784
5,701	Sartorius AG (Health Care)	0.10	2,605,061
16,747	Volkswagen AG (Consumer Discretionary)	3.36	2,831,429

TOTAL PREFERRED STOCKS (Cost $10,080,717)			$12,039,079

Units	Description	Expiration Month	Value

Rights – 0.0%
Germany – 0.0%
16,890	KION Group AG (Industrials)*	12/20	$ 3,233

Singapore – 0.0%
15,626	Ascendas Real Estate Investment Trust (Real Estate)*		—

TOTAL RIGHTS (Cost $0)			$ 3,233

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,732,418,066)			$2,011,988,667

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
26,766,822	0.016%	$ 26,766,822
(Cost $26,766,822)

TOTAL INVESTMENTS – 101.0%
(Cost $1,759,184,888)		$2,038,755,489

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(20,766,266)

NET ASSETS – 100.0%		$2,017,989,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%
Communication Services – 10.4%
1,445	Capcom Co. Ltd.	$ 81,483
1,296	CyberAgent, Inc.	88,865
1,083	Dentsu Group, Inc.	35,312
3,649	Hakuhodo DY Holdings, Inc.	52,841
2,005	Kakaku.com, Inc.	56,319
9,164	KDDI Corp.	262,111
911	Koei Tecmo Holdings Co. Ltd.	48,488
448	Konami Holdings Corp.	23,501
1,448	LINE Corp. *	74,708
3,599	Nexon Co. Ltd.	108,893
613	Nintendo Co. Ltd.	348,371
9,816	Nippon Telegraph & Telephone Corp.	232,044
12,305	SoftBank Corp.	151,578
7,237	SoftBank Group Corp.	504,699
1,170	Square Enix Holdings Co. Ltd.	71,922
735	Toho Co. Ltd.	31,155
14,441	Z Holdings Corp.	90,988

		2,263,278

Consumer Discretionary – 17.0%
717	ABC-Mart, Inc.	37,406
237	Aisin Seiki Co. Ltd.	7,034
1,349	Bandai Namco Holdings, Inc.	123,289
2,803	Bridgestone Corp.	97,954
1,241	Casio Computer Co. Ltd.	22,315
1,337	Denso Corp.	63,199
284	Fast Retailing Co. Ltd.	234,063
149	Hikari Tsushin, Inc.	35,823
9,673	Honda Motor Co. Ltd.	266,373
6,268	Iida Group Holdings Co. Ltd.	126,111
798	Isuzu Motors Ltd.	7,791
235	Koito Manufacturing Co. Ltd.	14,153
355	Marui Group Co. Ltd.	6,489
1,064	Mazda Motor Corp.	6,296
796	McDonald’s Holdings Co. Japan Ltd.	38,703
786	Mercari, Inc. *	36,031
434	NGK Spark Plug Co. Ltd.	7,870
3,066	Nissan Motor Co. Ltd. *	14,481
564	Nitori Holdings Co. Ltd.	120,237
607	Oriental Land Co. Ltd.	103,413
2,609	Pan Pacific International Holdings Corp.	61,725
10,989	Panasonic Corp.	117,241
2,813	Rakuten, Inc.	31,536

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
400	Rinnai Corp.	$ 46,723
2,299	Ryohin Keikaku Co. Ltd.	47,336
1,481	Sega Sammy Holdings, Inc.	20,836
2,541	Sekisui Chemical Co. Ltd.	43,936
4,764	Sekisui House Ltd.	85,800
486	Sharp Corp.	6,525
545	Shimamura Co. Ltd.	56,447
340	Shimano, Inc.	80,667
6,382	Sony Corp.	593,919
489	Stanley Electric Co. Ltd.	14,397
1,471	Subaru Corp.	29,244
2,049	Sumitomo Electric Industries Ltd.	23,462
1,235	Suzuki Motor Corp.	66,372
473	Toyoda Gosei Co. Ltd.	12,846
474	Toyota Industries Corp.	34,274
9,648	Toyota Motor Corp.	647,579
1,133	USS Co. Ltd.	23,730
34,219	Yamada Holdings Co. Ltd.	162,768
603	Yamaha Corp.	34,465
759	Yamaha Motor Co. Ltd.	14,630
1,769	ZOZO, Inc.	44,176

		3,669,665

Consumer Staples – 10.4%
4,379	Aeon Co. Ltd.	130,394
2,735	Ajinomoto Co., Inc.	57,192
2,140	Asahi Group Holdings Ltd.	82,850
1,418	Calbee, Inc.	41,952
1,612	Coca-Cola Bottlers Japan Holdings, Inc. (a)	24,827
421	Cosmos Pharmaceutical Corp.	72,673
961	Ito En Ltd.	74,281
4,635	Japan Tobacco, Inc.	94,233
2,415	Kao Corp.	180,833
965	Kikkoman Corp.	60,061
4,373	Kirin Holdings Co. Ltd.	95,344
587	Kobayashi Pharmaceutical Co. Ltd.	70,648
1,617	Kobe Bussan Co. Ltd.	56,446
338	Kose Corp.	51,668
1,258	Lawson, Inc.	57,064
2,392	Lion Corp.	56,614
875	MEIJI Holdings Co. Ltd.	61,928
832	NH Foods Ltd.	35,546
1,503	Nisshin Seifun Group, Inc.	24,460

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
650	Nissin Foods Holdings Co. Ltd.	$ 53,733
1,030	Pigeon Corp.	46,030
1,915	Pola Orbis Holdings, Inc. (a)	38,291
4,299	Seven & i Holdings Co. Ltd.	136,587
1,832	Shiseido Co. Ltd.	129,307
1,444	Sundrug Co. Ltd.	60,654
1,640	Suntory Beverage & Food Ltd.	60,001
1,149	Toyo Suisan Kaisha Ltd.	56,527
536	Tsuruha Holdings, Inc.	78,543
2,222	Unicharm Corp.	107,888
2,052	Welcia Holdings Co. Ltd.	82,552
616	Yakult Honsha Co. Ltd.	29,390
2,759	Yamazaki Baking Co. Ltd. (a)	45,827

		2,254,344

Energy – 1.2%
44,044	ENEOS Holdings, Inc.	151,424
788	Idemitsu Kosan Co. Ltd.	16,429
15,410	Inpex Corp.	86,305

		254,158

Financials – 7.3%
7,926	Acom Co. Ltd.	38,081
200	Bank of Kyoto Ltd. (The) (a)	9,993
1,690	Chiba Bank Ltd. (The)	9,595
2,881	Concordia Financial Group Ltd.	10,250
2,478	Dai-ichi Life Holdings, Inc.	39,080
3,698	Daiwa Securities Group, Inc.	16,104
637	Fukuoka Financial Group, Inc.	11,381
4,398	Japan Exchange Group, Inc.	108,964
1,912	Japan Post Bank Co. Ltd.	15,072
14,281	Japan Post Holdings Co. Ltd.	105,825
6,272	Japan Post Insurance Co. Ltd.	104,659
39,579	Mitsubishi UFJ Financial Group, Inc.	170,234
13,043	Mitsubishi UFJ Lease & Finance Co. Ltd.	59,915
7,787	Mizuho Financial Group, Inc.	99,134
1,173	MS&AD Insurance Group Holdings, Inc.	34,141
12,367	Nomura Holdings, Inc.	62,146
5,783	ORIX Corp.	86,128
7,819	Resona Holdings, Inc.	27,422
792	SBI Holdings, Inc.	21,495
586	Shinsei Bank Ltd.	6,980
2,513	Shizuoka Bank Ltd. (The)	17,882

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,510	Sompo Holdings, Inc.	$ 58,069
6,315	Sumitomo Mitsui Financial Group, Inc.	183,621
1,360	Sumitomo Mitsui Trust Holdings, Inc.	39,793
7,935	T&D Holdings, Inc.	92,762
2,524	Tokio Marine Holdings, Inc.	125,625
307	Tokyo Century Corp.	20,344

		1,574,695

Health Care – 12.6%
413	Alfresa Holdings Corp.	8,278
2,267	Asahi Intecc Co. Ltd.	83,158
12,153	Astellas Pharma, Inc.	172,898
4,083	Chugai Pharmaceutical Co. Ltd.	197,503
9,077	Daiichi Sankyo Co. Ltd.	321,558
1,394	Eisai Co. Ltd.	105,437
423	Hisamitsu Pharmaceutical Co., Inc.	24,826
1,935	Hoya Corp.	258,124
1,950	Kyowa Kirin Co. Ltd.	53,016
2,572	M3, Inc.	237,332
5,084	Medipal Holdings Corp.	95,707
407	Nippon Shinyaku Co. Ltd.	29,117
7,262	Olympus Corp.	157,149
2,828	Ono Pharmaceutical Co. Ltd.	89,579
2,657	Otsuka Holdings Co. Ltd.	108,089
190	PeptiDream, Inc. *	9,694
2,531	Santen Pharmaceutical Co. Ltd.	42,113
1,807	Shionogi & Co. Ltd.	96,922
2,963	Sumitomo Dainippon Pharma Co. Ltd.	37,593
1,781	Suzuken Co. Ltd.	68,149
1,129	Sysmex Corp.	118,341
529	Taisho Pharmaceutical Holdings Co. Ltd.	33,686
7,347	Takeda Pharmaceutical Co. Ltd.	263,865
2,679	Terumo Corp.	106,543

		2,718,677

Industrials – 17.9%
366	AGC, Inc.	12,197
826	Amada Co. Ltd.	7,969
458	ANA Holdings, Inc. *(a)	11,057
388	Central Japan Railway Co.	49,488
835	Dai Nippon Printing Co. Ltd.	15,663
665	Daifuku Co. Ltd.	77,166
1,062	Daikin Industries Ltd.	241,019

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,001	East Japan Railway Co.	$ 62,282
528	FANUC Corp.	128,437
246	Fuji Electric Co. Ltd.	8,752
959	Hankyu Hanshin Holdings, Inc.	31,361
360	Harmonic Drive Systems, Inc.	28,759
218	Hitachi Construction Machinery Co. Ltd.	6,044
291	Hoshizaki Corp.	28,828
7,231	ITOCHU Corp.	191,290
710	Japan Airlines Co. Ltd. *	13,461
7,577	Kajima Corp.	99,767
439	Keihan Holdings Co. Ltd.	20,692
696	Keikyu Corp.	11,928
232	Keio Corp.	16,486
486	Keisei Electric Railway Co. Ltd.	16,336
538	Kintetsu Group Holdings Co. Ltd.	23,888
2,618	Komatsu Ltd.	63,771
2,733	Kubota Corp.	54,267
521	Kurita Water Industries Ltd.	19,236
692	Kyushu Railway Co.	14,587
2,896	LIXIL Group Corp.	69,571
663	Makita Corp.	34,334
23,643	Marubeni Corp.	137,969
844	MINEBEA MITSUMI, Inc.	17,596
2,160	MISUMI Group, Inc.	67,840
8,453	Mitsubishi Corp.	197,230
7,230	Mitsubishi Electric Corp.	106,327
893	Mitsubishi Heavy Industries Ltd.	20,138
5,170	Mitsui & Co. Ltd.	88,253
896	Miura Co. Ltd.	47,174
1,822	MonotaRO Co. Ltd.	111,303
714	Nabtesco Corp.	29,512
1,195	Nagoya Railroad Co. Ltd.	32,913
644	NGK Insulators Ltd.	10,246
1,716	Nidec Corp.	218,954
1,354	Nihon M&A Center, Inc.	94,790
395	Nippon Express Co. Ltd.	26,441
1,334	Nippon Yusen KK	29,117
6,835	Obayashi Corp.	60,304
729	Odakyu Electric Railway Co. Ltd.	22,127
2,190	Persol Holdings Co. Ltd.	40,156
5,826	Recruit Holdings Co. Ltd.	245,835
757	Secom Co. Ltd.	75,464
810	Seibu Holdings, Inc.	8,040

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,246	SG Holdings Co. Ltd.	$ 67,202
1,744	Shimizu Corp.	13,263
214	SMC Corp.	136,106
439	Sohgo Security Services Co. Ltd.	23,534
11,393	Sumitomo Corp.	140,562
438	Taisei Corp.	15,500
276	THK Co. Ltd.	8,536
855	Tobu Railway Co. Ltd.	25,664
1,879	Tokyu Corp.	22,831
913	Toppan Printing Co. Ltd.	12,477
1,112	Toshiba Corp.	31,161
975	TOTO Ltd.	55,260
3,328	Toyota Tsusho Corp.	115,215
604	West Japan Railway Co.	27,595
3,355	Yamato Holdings Co. Ltd.	84,844
1,161	Yaskawa Electric Corp.	56,004

		3,882,119

Information Technology – 15.6%
1,717	Advantest Corp.	119,544
1,422	Azbil Corp.	63,889
3,172	Brother Industries Ltd.	60,839
4,097	Canon, Inc.	72,825
196	Disco Corp.	62,498
2,418	FUJIFILM Holdings Corp.	130,436
1,625	Fujitsu Ltd.	226,043
301	GMO Payment Gateway, Inc.	42,260
1,077	Hamamatsu Photonics KK	60,628
170	Hirose Electric Co. Ltd.	24,063
5,378	Hitachi Ltd.	204,547
799	Ibiden Co. Ltd.	37,469
1,399	Itochu Techno-Solutions Corp.	49,440
834	Keyence Corp.	426,218
1,340	Kyocera Corp.	76,628
545	Lasertec Corp.	57,492
2,708	Murata Manufacturing Co. Ltd.	237,078
2,752	NEC Corp.	148,586
2,828	Nomura Research Institute Ltd.	95,600
5,333	NTT Data Corp.	70,987
413	Obic Co. Ltd.	92,957
1,353	Omron Corp.	122,357
472	Oracle Corp. Japan	52,372
1,058	Otsuka Corp.	51,340

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,569	Renesas Electronics Corp. *	$ 67,361
16,345	Ricoh Co. Ltd.	109,254
153	Rohm Co. Ltd.	12,780
242	SCSK Corp.	14,459
2,426	Seiko Epson Corp.	36,224
1,658	Shimadzu Corp.	59,706
1,323	SUMCO Corp.	26,822
578	TDK Corp.	81,594
828	TIS, Inc.	16,500
860	Tokyo Electron Ltd.	292,536
837	Trend Micro, Inc.	45,512
2,021	Yokogawa Electric Corp.	35,739

		3,384,583

Materials – 4.3%
451	Air Water, Inc.	7,443
2,909	Asahi Kasei Corp.	26,701
737	Hitachi Metals Ltd.	10,835
1,565	JSR Corp.	43,299
965	Kansai Paint Co. Ltd.	29,290
640	Kuraray Co. Ltd.	6,359
20,165	Mitsubishi Chemical Holdings Corp.	111,679
1,470	Mitsubishi Gas Chemical Co., Inc.	31,211
655	Mitsui Chemicals, Inc.	18,424
789	Nippon Paint Holdings Co. Ltd. (a)	101,164
472	Nippon Steel Corp. *	5,778
831	Nissan Chemical Corp.	49,728
760	Nitto Denko Corp.	62,972
10,048	Oji Holdings Corp.	45,675
1,286	Shin-Etsu Chemical Co. Ltd.	211,322
17,409	Sumitomo Chemical Co. Ltd.	61,772
234	Sumitomo Metal Mining Co. Ltd.	8,723
801	Taiheiyo Cement Corp.	21,555
1,360	Teijin Ltd.	23,268
7,546	Toray Industries, Inc.	40,967
660	Tosoh Corp.	10,418

		928,583

Real Estate – 2.1%
1,527	Aeon Mall Co. Ltd.	24,529
643	Daito Trust Construction Co. Ltd.	63,144
2,570	Daiwa House Industry Co. Ltd.	78,868
3	Daiwa House REIT Investment Corp. REIT	7,230

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
8	GLP J REIT	$ 12,114
1,494	Hulic Co. Ltd.	15,144
3	Japan Real Estate Investment Corp. REIT	15,593
3	Japan Retail Fund Investment Corp. REIT	4,790
3,740	Mitsubishi Estate Co. Ltd.	64,704
2,115	Mitsui Fudosan Co. Ltd.	44,247
1	Nippon Building Fund, Inc. REIT	5,534
12	Nippon Prologis REIT, Inc. REIT	37,689
1,647	Nomura Real Estate Holdings, Inc.	35,696
772	Sumitomo Realty & Development Co. Ltd.	25,209
3,764	Tokyu Fudosan Holdings Corp.	18,265

		452,756

Utilities – 1.3%
6,387	Chubu Electric Power Co., Inc.	77,024
1,409	Chugoku Electric Power Co., Inc. (The)	17,931
1,575	Kansai Electric Power Co., Inc. (The)	14,429
1,794	Kyushu Electric Power Co., Inc.	15,157
1,647	Osaka Gas Co. Ltd.	31,653
670	Toho Gas Co. Ltd.	43,885
2,406	Tohoku Electric Power Co., Inc.	20,189
2,638	Tokyo Electric Power Co. Holdings, Inc. *	6,881
2,168	Tokyo Gas Co. Ltd.	48,745

		275,894

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $18,400,006)		$21,658,752

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
224,826	0.016%	$ 224,826
(Cost $224,826)

TOTAL INVESTMENTS – 101.1% (Cost $18,624,832)		$21,883,578

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(256,664)

NET ASSETS – 100.0%		$21,626,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 10.4%
274,749	Activision Blizzard, Inc.	$ 21,837,050
90,016	Alphabet, Inc., Class A *	157,924,070
87,409	Alphabet, Inc., Class C *	153,904,523
217,955	Altice USA, Inc., Class A *	7,393,034
1,839,687	AT&T, Inc.	52,891,001
7,389	Cable One, Inc.	14,635,171
2,081,887	CenturyLink, Inc.	21,755,719
57,554	Charter Communications, Inc., Class A *	37,524,632
1,247,533	Comcast Corp., Class A	62,676,058
186,593	Electronic Arts, Inc. *	23,837,256
757,811	Facebook, Inc., Class A *	209,890,913
81,407	IAC/InterActiveCorp *	11,558,980
109,447	Liberty Broadband Corp., Class C *	17,221,485
200,490	Match Group, Inc. *	27,910,213
90,809	Netflix, Inc. *	44,559,976
514,566	Omnicom Group, Inc.	32,417,658
104,167	Pinterest, Inc., Class A *	7,293,773
82,375	Roku, Inc. *	24,182,829
183,384	Snap, Inc., Class A *	8,145,917
84,054	Take-Two Interactive Software, Inc. *	15,172,588
208,946	T-Mobile US, Inc. *	27,777,281
180,152	Twitter, Inc. *	8,378,870
1,054,440	Verizon Communications, Inc.	63,698,720
918,988	ViacomCBS, Inc., Class B	32,421,897
323,247	Walt Disney Co. (The)	47,843,788
101,260	Zillow Group, Inc., Class C *	10,916,841

1,143,770,243

Consumer Discretionary – 14.1%
80,103	Advance Auto Parts, Inc.	11,831,213
133,169	Amazon.com, Inc. *	421,884,719
33,417	AutoZone, Inc. *	38,016,850
373,332	Best Buy Co., Inc.	40,618,522
16,332	Booking Holdings, Inc. *	33,128,645
95,496	Burlington Stores, Inc. *	20,869,696
30,086	CarMax, Inc. *	2,812,439
26,191	Carvana Co. *	6,553,250
6,703	Chipotle Mexican Grill, Inc. *	8,643,049
174,260	Dollar General Corp.	38,089,751
175,362	Dollar Tree, Inc. *	19,156,545
89,180	Domino’s Pizza, Inc.	35,009,393
79,216	D.R. Horton, Inc.	5,901,592
427,894	eBay, Inc.	21,578,694

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
105,168	Etsy, Inc. *	$ 16,900,498
63,774	Expedia Group, Inc.	7,939,225
5,687,083	Ford Motor Co.	51,638,714
90,501	Garmin Ltd.	10,566,897
199,872	Genuine Parts Co.	19,661,409
53,565	Hilton Worldwide Holdings, Inc.	5,550,941
402,323	Home Depot, Inc. (The)	111,608,423
526,747	Lennar Corp., Class A	39,959,027
366,301	Lowe’s Cos., Inc.	57,077,022
131,824	McDonald’s Corp.	28,663,810
551,510	NIKE, Inc., Class B	74,288,397
2,121	NVR, Inc. *	8,478,019
78,157	O’Reilly Automotive, Inc. *	34,579,783
94,362	Peloton Interactive, Inc., Class A *	10,979,019
68,154	Pool Corp.	23,588,781
394,490	PulteGroup, Inc.	17,211,599
98,686	Ross Stores, Inc.	10,610,719
127,072	Starbucks Corp.	12,455,597
414,311	Target Corp.	74,381,254
110,804	Tesla, Inc. *	62,892,350
119,033	Tiffany & Co.	15,650,459
452,842	TJX Cos., Inc. (The)	28,759,995
167,574	Tractor Supply Co.	23,596,095
70,954	Ulta Beauty, Inc. *	19,540,732
226,880	VF Corp.	18,921,792
79,467	Wayfair, Inc., Class A *	20,213,226
41,631	Whirlpool Corp.	8,101,809
262,924	Yum! Brands, Inc.	27,817,359

		1,545,727,309

Consumer Staples – 8.6%
215,854	Altria Group, Inc.	8,597,465
190,886	Archer-Daniels-Midland Co.	9,500,396
328,215	Brown-Forman Corp., Class B	26,473,822
128,804	Campbell Soup Co.	6,442,776
179,208	Church & Dwight Co., Inc.	15,729,086
190,330	Clorox Co. (The)	38,629,377
727,371	Coca-Cola Co. (The)	37,532,344
427,675	Colgate-Palmolive Co.	36,626,087
304,909	Conagra Brands, Inc.	11,147,473
22,878	Constellation Brands, Inc., Class A	4,709,208
191,891	Costco Wholesale Corp.	75,177,137
196,560	Estee Lauder Cos., Inc. (The), Class A	48,220,099

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
204,479	General Mills, Inc.	$ 12,436,413
179,736	Hershey Co. (The)	26,581,157
174,569	Hormel Foods Corp.	8,236,165
128,262	J M Smucker Co. (The)	15,032,306
129,890	Kellogg Co.	8,301,270
197,870	Keurig Dr Pepper, Inc.	6,025,142
181,569	Kimberly-Clark Corp.	25,294,377
962,059	Kraft Heinz Co. (The)	31,690,223
1,515,330	Kroger Co. (The)	50,005,890
80,088	McCormick & Co., Inc.	14,974,854
278,880	Mondelez International, Inc., Class A	16,021,656
257,240	Monster Beverage Corp. *	21,808,807
470,295	PepsiCo, Inc.	67,830,648
444,190	Philip Morris International, Inc.	33,647,393
599,022	Procter & Gamble Co. (The)	83,186,185
384,658	Sysco Corp.	27,422,269
478,800	Tyson Foods, Inc., Class A	31,217,760
950,249	Walgreens Boots Alliance, Inc.	36,118,965
700,679	Walmart, Inc.	107,056,744

		941,673,494

Energy – 0.8%
223,374	Chevron Corp.	19,473,745
230,461	ConocoPhillips	9,117,037
418,386	EOG Resources, Inc.	19,613,936
390,506	Exxon Mobil Corp.	14,889,994
72,767	Marathon Petroleum Corp.	2,829,181
139,017	Schlumberger NV	2,890,164
265,207	Valero Energy Corp.	14,260,180

		83,074,237

Financials – 6.3%
89,284	Allstate Corp. (The)	9,138,217
79,056	American Express Co.	9,375,251
31,644	Ameriprise Financial, Inc.	5,861,735
79,630	Aon PLC, Class A	16,315,391
137,061	Arthur J Gallagher & Co.	15,818,210
1,482,899	Bank of America Corp.	41,758,436
493,980	Bank of New York Mellon Corp. (The)	19,324,498
184,561	Berkshire Hathaway, Inc., Class B *	42,247,858
18,848	BlackRock, Inc.	13,162,501
50,252	Blackstone Group, Inc. (The), Class A	2,992,507
142,099	Brown & Brown, Inc.	6,398,718

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
151,390	Charles Schwab Corp. (The)	$ 7,384,804
44,785	Chubb Ltd.	6,620,567
490,256	Citigroup, Inc.	26,998,398
432,402	Citizens Financial Group, Inc.	14,122,249
48,927	CME Group, Inc.	8,563,693
56,482	FactSet Research Systems, Inc.	18,851,432
85,320	Fidelity National Financial, Inc.	3,070,667
415,309	Fifth Third Bancorp	10,523,930
35,417	First Republic Bank	4,588,627
206,313	Hartford Financial Services Group, Inc. (The)	9,119,035
280,560	Huntington Bancshares, Inc.	3,389,165
143,115	Intercontinental Exchange, Inc.	15,100,064
677,830	JPMorgan Chase & Co.	79,902,600
319,600	KeyCorp	4,941,016
2,342	Markel Corp. *	2,280,710
24,740	MarketAxess Holdings, Inc.	13,339,313
183,801	Marsh & McLennan Cos., Inc.	21,070,947
377,377	MetLife, Inc.	17,423,496
132,354	Moody’s Corp.	37,368,828
460,530	Morgan Stanley	28,474,570
35,351	MSCI, Inc.	14,473,406
84,685	Nasdaq, Inc.	10,838,833
33,162	Northern Trust Corp.	3,088,045
135,353	Principal Financial Group, Inc.	6,739,226
229,699	Progressive Corp. (The)	20,009,080
72,650	Raymond James Financial, Inc.	6,607,517
97,365	S&P Global, Inc.	34,251,060
148,000	State Street Corp.	10,431,040
790,156	Synchrony Financial	24,076,053
167,468	T. Rowe Price Group, Inc.	24,016,586
36,573	Travelers Cos., Inc. (The)	4,741,689
139,557	US Bancorp	6,030,258
54,951	W R Berkley Corp.	3,578,959
121,955	Wells Fargo & Co.	3,335,469
35,700	Willis Towers Watson PLC	7,432,383

		695,177,037

Health Care – 15.3%
375,462	Abbott Laboratories	40,632,498
542,446	AbbVie, Inc.	56,729,003
31,741	ABIOMED, Inc. *	8,700,208
122,244	Agilent Technologies, Inc.	14,290,324
131,993	Alexion Pharmaceuticals, Inc. *	16,117,665

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
43,439	Align Technology, Inc. *	$ 20,906,756
69,487	Alnylam Pharmaceuticals, Inc. *	9,027,056
42,149	AmerisourceBergen Corp.	4,345,983
207,595	Amgen, Inc.	46,094,394
101,217	Anthem, Inc.	31,531,120
174,263	Baxter International, Inc.	13,256,186
45,479	Becton Dickinson and Co.	10,680,288
108,003	Biogen, Inc. *	25,939,081
101,673	BioMarin Pharmaceutical, Inc. *	8,001,665
16,865	Bio-Rad Laboratories, Inc., Class A *	9,081,803
269,119	Boston Scientific Corp. *	8,921,295
809,849	Bristol-Myers Squibb Co.	50,534,578
57,755	Cardinal Health, Inc.	3,152,845
96,933	Catalent, Inc. *	9,319,139
184,577	Centene Corp. *	11,379,172
255,857	Cerner Corp.	19,148,338
39,984	Charles River Laboratories International, Inc. *	9,377,048
205,446	Cigna Corp.	42,966,976
29,556	Cooper Cos., Inc. (The)	9,907,762
791,347	CVS Health Corp.	53,645,413
148,867	Danaher Corp.	33,439,994
104,938	DENTSPLY SIRONA, Inc.	5,340,295
58,823	DexCom, Inc. *	18,804,537
421,788	Edwards Lifesciences Corp. *	35,383,795
313,250	Eli Lilly and Co.	45,624,863
452,807	Gilead Sciences, Inc.	27,471,801
17,961	HCA Healthcare, Inc.	2,696,126
198,353	Henry Schein, Inc. *	12,756,081
136,918	Hologic, Inc. *	9,465,141
127,546	Horizon Therapeutics PLC *	8,983,065
52,896	Humana, Inc.	21,185,906
112,526	IDEXX Laboratories, Inc. *	51,872,236
37,872	Illumina, Inc. *	12,198,193
207,619	Incyte Corp. *	17,552,110
58,568	Insulet Corp. *	15,093,559
20,749	Intuitive Surgical, Inc. *	15,064,811
66,340	IQVIA Holdings, Inc. *	11,210,797
822,376	Johnson & Johnson	118,981,360
51,406	Laboratory Corp. of America Holdings *	10,272,975
77,561	Masimo Corp. *	19,738,499
148,718	McKesson Corp.	26,755,855
201,783	Medtronic PLC	22,942,727

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
676,066	Merck & Co., Inc.	$ 54,348,946
37,232	Mettler-Toledo International, Inc. *	42,818,289
135,220	Moderna, Inc. *	20,653,503
28,303	Molina Healthcare, Inc. *	5,777,491
103,593	PerkinElmer, Inc.	13,777,869
1,536,180	Pfizer, Inc.	58,851,056
306,566	QIAGEN NV *	14,794,875
68,247	Quest Diagnostics, Inc.	8,461,263
30,178	Regeneron Pharmaceuticals, Inc. *	15,572,753
112,334	ResMed, Inc.	23,545,206
14,208	Sarepta Therapeutics, Inc. *	2,001,339
90,772	Seagen, Inc. *	15,459,379
66,736	STERIS PLC	12,934,104
75,139	Stryker Corp.	17,537,443
39,684	Teladoc Health, Inc. *	7,887,989
9,208	Teleflex, Inc.	3,524,362
128,157	Thermo Fisher Scientific, Inc.	59,590,442
264,000	UnitedHealth Group, Inc.	88,793,760
64,951	Varian Medical Systems, Inc. *	11,300,175
61,468	Veeva Systems, Inc., Class A *	17,018,645
111,386	Vertex Pharmaceuticals, Inc. *	25,368,162
190,610	Viatris, Inc. *	3,206,060
62,599	Waters Corp. *	14,523,594
54,796	West Pharmaceutical Services, Inc.	15,077,667
38,119	Zimmer Biomet Holdings, Inc.	5,684,305
254,493	Zoetis, Inc.	40,815,587

		1,675,845,586

Industrials – 7.9%
162,989	3M Co.	28,153,090
68,216	Allegion PLC	7,779,353
120,426	AMETEK, Inc.	14,274,094
587,374	Carrier Global Corp.	22,361,328
72,137	Caterpillar, Inc.	12,522,262
288,556	C.H. Robinson Worldwide, Inc.	27,115,607
87,321	Cintas Corp.	31,025,151
127,880	Copart, Inc. *	14,763,746
14,665	CoStar Group, Inc. *	13,353,509
87,621	CSX Corp.	7,890,271
104,687	Cummins, Inc.	24,200,494
44,873	Deere & Co.	11,739,674
70,904	Dover Corp.	8,652,415
146,857	Eaton Corp. PLC	17,785,851

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
228,901	Emerson Electric Co.	$ 17,584,175
69,907	Equifax, Inc.	11,667,478
102,413	Expeditors International of Washington, Inc.	9,152,650
761,010	Fastenal Co.	37,631,944
43,414	FedEx Corp.	12,441,584
155,195	Fortive Corp.	10,883,825
24,529	Fortune Brands Home & Security, Inc.	2,048,171
44,875	Generac Holdings, Inc. *	9,675,050
49,370	General Dynamics Corp.	7,373,409
2,551,096	General Electric Co.	25,970,157
122,365	Honeywell International, Inc.	24,952,671
46,980	IDEX Corp.	9,074,187
113,610	IHS Markit Ltd.	11,299,651
123,131	Illinois Tool Works, Inc.	25,991,723
68,958	Jacobs Engineering Group, Inc.	7,436,431
87,868	J.B. Hunt Transport Services, Inc.	11,886,783
182,893	Johnson Controls International PLC	8,420,394
24,766	Kansas City Southern	4,610,686
50,151	L3Harris Technologies, Inc.	9,628,490
52,726	Lockheed Martin Corp.	19,244,990
250,492	Masco Corp.	13,443,906
30,358	Norfolk Southern Corp.	7,195,453
59,933	Northrop Grumman Corp.	18,115,349
54,696	Old Dominion Freight Line, Inc.	11,122,979
84,400	Otis Worldwide Corp.	5,649,736
68,844	PACCAR, Inc.	5,993,559
65,351	Parker-Hannifin Corp.	17,465,708
229,245	Raytheon Technologies Corp.	16,441,451
156,054	Republic Services, Inc.	15,093,543
73,658	Rockwell Automation, Inc.	18,824,038
31,584	Roper Technologies, Inc.	13,486,368
126,921	Southwest Airlines Co.	5,881,519
32,381	Stanley Black & Decker, Inc.	5,968,142
26,404	Teledyne Technologies, Inc. *	9,979,128
129,457	Trane Technologies PLC	18,931,792
26,925	TransUnion	2,452,598
93,120	Union Pacific Corp.	19,003,930
131,380	United Parcel Service, Inc., Class B	22,475,177
136,642	United Rentals, Inc. *	31,015,001
72,737	Verisk Analytics, Inc.	14,424,474
110,537	Waste Management, Inc.	13,168,273
240,426	Westinghouse Air Brake Technologies Corp.	17,623,226
82,402	W.W. Grainger, Inc.	34,468,757

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
83,244	Xylem, Inc.	$ 7,988,927

		864,804,328

Information Technology – 29.8%
297,489	Accenture PLC, Class A	74,101,535
163,867	Adobe, Inc. *	78,405,443
700,167	Advanced Micro Devices, Inc. *	64,877,474
127,904	Akamai Technologies, Inc. *	13,239,343
104,467	Amphenol Corp., Class A	13,665,328
49,190	Analog Devices, Inc.	6,841,345
53,159	ANSYS, Inc. *	17,970,931
4,871,674	Apple, Inc.	579,972,790
361,574	Applied Materials, Inc.	29,822,623
28,980	Arista Networks, Inc. *	7,844,886
119,341	Autodesk, Inc. *	33,442,928
90,161	Automatic Data Processing, Inc.	15,677,195
47,615	Avalara, Inc. *	8,177,876
162,097	Black Knight, Inc. *	14,851,327
165,321	Booz Allen Hamilton Holding Corp.	14,348,210
108,948	Broadcom, Inc.	43,751,338
95,847	Broadridge Financial Solutions, Inc.	14,078,007
407,695	Cadence Design Systems, Inc. *	47,414,928
154,855	CDW Corp.	20,207,029
60,717	Ceridian HCM Holding, Inc. *	5,854,333
1,169,642	Cisco Systems, Inc.	50,317,999
208,796	Citrix Systems, Inc.	25,874,000
251,739	Cognizant Technology Solutions Corp., Class A	19,668,368
96,576	Corning, Inc.	3,613,874
24,089	Coupa Software, Inc. *	7,923,113
75,943	Crowdstrike Holdings, Inc., Class A *	11,640,543
97,991	Datadog, Inc., Class A *	9,693,270
57,735	Dell Technologies, Inc., Class C *	3,985,447
83,978	DocuSign, Inc. *	19,136,907
91,435	Enphase Energy, Inc. *	12,487,278
29,051	EPAM Systems, Inc. *	9,364,009
29,017	Fair Isaac Corp. *	13,718,657
195,053	Fidelity National Information Services, Inc.	28,947,816
180,626	Fiserv, Inc. *	20,804,503
31,118	FleetCor Technologies, Inc. *	8,252,805
124,611	Fortinet, Inc. *	15,355,813
75,833	Gartner, Inc. *	11,526,616
82,649	Global Payments, Inc.	16,132,258

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
53,511	GoDaddy, Inc., Class A *	$ 4,256,265
776,046	HP, Inc.	17,018,689
24,996	HubSpot, Inc. *	9,856,673
1,583,111	Intel Corp.	76,543,417
317,309	International Business Machines Corp.	39,194,008
148,591	Intuit, Inc.	52,307,004
77,964	Jack Henry & Associates, Inc.	12,541,289
95,332	Keysight Technologies, Inc. *	11,443,653
53,110	KLA Corp.	13,382,127
95,470	Lam Research Corp.	43,215,450
384,680	Leidos Holdings, Inc.	38,737,276
153,354	Marvell Technology Group Ltd.	7,098,757
227,933	Mastercard, Inc., Class A	76,701,734
124,872	Maxim Integrated Products, Inc.	10,369,371
88,527	Microchip Technology, Inc.	11,897,143
310,873	Micron Technology, Inc. *	19,923,851
2,333,256	Microsoft Corp.	499,480,112
29,838	MongoDB, Inc. *	8,572,756
19,544	Monolithic Power Systems, Inc.	6,253,298
106,393	Motorola Solutions, Inc.	18,249,591
213,209	NetApp, Inc.	11,366,172
1,152,406	NortonLifeLock, Inc.	21,008,361
161,515	NVIDIA Corp.	86,581,731
56,822	Okta, Inc. *	13,923,663
800,621	Oracle Corp.	46,211,844
39,806	Palo Alto Networks, Inc. *	11,699,779
144,026	Paychex, Inc.	13,416,022
8,087	Paycom Software, Inc. *	3,372,926
232,317	PayPal Holdings, Inc. *	49,743,716
139,444	Qorvo, Inc. *	21,848,086
275,974	QUALCOMM, Inc.	40,615,094
96,014	RingCentral, Inc., Class A *	28,520,959
220,492	salesforce.com, Inc. *	54,196,934
248,997	Seagate Technology PLC	14,643,514
82,971	ServiceNow, Inc. *	44,352,148
159,311	Skyworks Solutions, Inc.	22,489,934
50,787	Splunk, Inc. *	10,369,690
84,215	Square, Inc., Class A *	17,765,996
343,013	SS&C Technologies Holdings, Inc.	23,630,166
172,405	Synopsys, Inc. *	39,222,137
106,973	TE Connectivity Ltd.	12,191,713
151,673	Teradyne, Inc.	16,735,599
353,012	Texas Instruments, Inc.	56,923,185

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,425	Trade Desk, Inc. (The), Class A *	$ 13,899,005
51,542	Trimble, Inc. *	3,085,819
37,301	Twilio, Inc., Class A *	11,939,677
37,812	Tyler Technologies, Inc. *	16,168,411
123,012	VeriSign, Inc. *	24,690,969
411,050	Visa, Inc., Class A	86,464,367
72,956	VMware, Inc., Class A *(a)	10,205,815
39,847	Workday, Inc., Class A *	8,957,207
63,598	Xilinx, Inc.	9,256,689
18,289	Zebra Technologies Corp., Class A *	6,920,923
38,208	Zendesk, Inc. *	5,100,768
45,047	Zoom Video Communications, Inc., Class A *	21,548,683
64,693	Zscaler, Inc. *	10,075,935

		3,259,174,246

Materials – 1.5%
51,285	Air Products and Chemicals, Inc.	14,366,980
84,425	Ball Corp.	8,105,644
156,816	Dow, Inc.	8,312,816
86,897	Eastman Chemical Co.	8,463,768
65,963	Ecolab, Inc.	14,653,681
23,747	FMC Corp.	2,754,890
114,915	Freeport-McMoRan, Inc.	2,687,862
21,894	International Flavors & Fragrances, Inc. (a)	2,454,317
308,311	International Paper Co.	15,255,228
237,161	Newmont Corp.	13,949,810
181,892	Nucor Corp.	9,767,600
29,560	Packaging Corp. of America	3,842,800
61,118	PPG Industries, Inc.	8,970,289
34,922	RPM International, Inc.	3,073,485
31,799	Sherwin-Williams Co. (The)	23,773,886
538,776	Westrock Co.	22,741,735

		163,174,791

Real Estate – 2.4%
58,149	Alexandria Real Estate Equities, Inc. REIT	9,520,736
92,201	American Tower Corp. REIT	21,316,871
28,585	AvalonBay Communities, Inc. REIT	4,761,975
52,574	Boston Properties, Inc. REIT	5,160,664
686,677	CBRE Group, Inc., Class A *	41,983,432
121,065	Crown Castle International Corp. REIT	20,286,862
120,841	Digital Realty Trust, Inc. REIT	16,283,325
108,364	Duke Realty Corp. REIT	4,124,334

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
24,120	Equinix, Inc. REIT	$ 16,830,695
112,891	Equity LifeStyle Properties, Inc. REIT	6,614,284
147,690	Equity Residential REIT	8,554,205
25,073	Essex Property Trust, Inc. REIT	6,164,949
64,247	Extra Space Storage, Inc. REIT	7,242,564
176,986	Invitation Homes, Inc. REIT	5,058,260
97,294	Mid-America Apartment Communities, Inc. REIT	12,274,611
158,042	Prologis, Inc. REIT	15,812,102
41,759	Public Storage REIT	9,373,225
40,279	SBA Communications Corp. REIT	11,567,323
58,885	Simon Property Group, Inc. REIT	4,862,134
104,953	Sun Communities, Inc. REIT	14,588,467
109,013	UDR, Inc. REIT	4,193,730
161,093	Ventas, Inc. REIT	7,717,966
257,354	VICI Properties, Inc. REIT	6,508,483

		260,801,197

Utilities – 2.8%
134,355	Alliant Energy Corp.	7,067,073
72,891	Ameren Corp.	5,669,462
100,231	American Electric Power Co., Inc.	8,508,610
81,748	American Water Works Co., Inc.	12,538,508
64,613	Atmos Energy Corp.	6,195,741
127,814	CenterPoint Energy, Inc.	2,964,007
122,271	CMS Energy Corp.	7,524,557
134,778	Consolidated Edison, Inc.	10,276,823
173,768	Dominion Energy, Inc.	13,639,050
55,839	DTE Energy Co.	7,025,105
156,191	Duke Energy Corp.	14,472,658
82,513	Edison International	5,062,998
41,233	Entergy Corp.	4,488,212
60,500	Essential Utilities, Inc.	2,739,440
115,762	Evergy, Inc.	6,414,372
102,435	Eversource Energy	8,964,087
335,543	Exelon Corp.	13,780,751
86,658	FirstEnergy Corp.	2,301,636
479,723	NextEra Energy, Inc.	35,302,816
202,266	NiSource, Inc.	4,894,837
206,126	PG&E Corp. *	2,617,800
61,837	Pinnacle West Capital Corp.	5,061,358
179,886	PPL Corp.	5,112,360
185,940	Public Service Enterprise Group, Inc.	10,836,583

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
61,907	Sempra Energy	$ 7,891,904
140,679	Southern Co. (The)	8,419,638
3,058,516	Vistra Corp.	57,133,079
129,901	WEC Energy Group, Inc.	12,334,100
212,857	Xcel Energy, Inc.	14,338,048

		303,575,613

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $8,186,974,522)		$10,936,798,081

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,826,465	0.016%	$ 11,826,465
(Cost $11,826,465)

TOTAL INVESTMENTS – 100.0% (Cost $8,198,800,987)		$10,948,624,546

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(6,111,874)

NET ASSETS – 100.0%		$10,942,512,672

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Communication Services – 2.2%
25,407	Alaska Communications Systems Group, Inc.	$ 77,745
1,838	AMC Networks, Inc., Class A*(a)	60,599
1,004	Anterix, Inc.*	30,050
286	ATN International, Inc.	13,997
851	Bandwidth, Inc., Class A*	129,165
1,336	Cardlytics, Inc.*	158,557
8,175	Cargurus, Inc.*	204,784
6,467	Cars.com, Inc.*	72,236
3,549	Cincinnati Bell, Inc.*	53,980
3,606	Cogent Communications Holdings, Inc.	209,653
15,598	Consolidated Communications Holdings, Inc.*	87,349
152	Daily Journal Corp.*	41,040
19,349	DHI Group, Inc.*	37,150
11,275	Entercom Communications Corp., Class A	27,398
23,199	Eros STX Global Corp. (United Arab Emirates)*(a)	49,414
4,274	EverQuote, Inc., Class A*	160,959
21,453	Glu Mobile, Inc.*	216,890
7,727	Gray Television, Inc.*	136,459
2,345	Hemisphere Media Group, Inc.*	25,232
7,439	IDT Corp., Class B*	88,673
4,970	Iridium Communications, Inc.*	159,487
5,667	Liberty Latin America Ltd., Class A (Chile)*	64,320
11,182	Liberty Latin America Ltd., Class C (Chile)*	126,468
2,229	Liberty Media Corp.-Liberty Braves, Class A*(a)	56,104
2,071	Liberty Media Corp.-Liberty Braves, Class C*	51,775
24,563	Liberty TripAdvisor Holdings, Inc., Class A*	67,548
1,004	Marcus Corp. (The)	11,787
8,643	MSG Networks, Inc., Class A*	104,926
10,183	Ooma, Inc.*	158,957
18,203	ORBCOMM, Inc.*	104,121
5,644	QuinStreet, Inc.*	100,717
2	Saga Communications, Inc., Class A	46
5,701	Scholastic Corp.	135,228
2,776	Shenandoah Telecommunications Co.	123,365
1,785	Sinclair Broadcast Group, Inc., Class A	48,659
5,405	Spok Holdings, Inc.	53,131
6,786	TechTarget, Inc.*	356,265
15,705	TEGNA, Inc.	226,309
30,995	TrueCar, Inc.*	126,460
38,076	Vonage Holdings Corp.*	489,657

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
8,596	Yelp, Inc.*	$ 274,556

		4,721,216

Consumer Discretionary – 13.5%
9,428	1-800-Flowers.com, Inc., Class A*	220,992
8,825	Aaron’s Holdings Co., Inc.	555,357
9,324	Abercrombie & Fitch Co., Class A	193,380
4,048	Acushnet Holdings Corp.	152,610
3,370	Adient PLC*	105,447
6,211	Adtalem Global Education, Inc.*	177,821
1,519	America’s Car-Mart, Inc.*	158,735
8,929	American Axle & Manufacturing Holdings, Inc.*	71,075
7,635	American Eagle Outfitters, Inc.	137,354
6,770	American Public Education, Inc.*	210,141
2,066	Asbury Automotive Group, Inc.*	232,983
9,090	Aspen Group, Inc.*	110,443
4,574	At Home Group, Inc.*	86,632
9,424	Beazer Homes USA, Inc.*	139,569
10,359	Bed Bath & Beyond, Inc.	217,125
4,671	Big Lots, Inc.	241,351
31	Biglari Holdings, Inc., Class B*	3,472
2,078	BJ’s Restaurants, Inc.*	68,636
3,544	Bloomin’ Brands, Inc.	62,020
3,076	Bluegreen Vacations Holding Corp.	39,096
2,230	Boot Barn Holdings, Inc.*	92,010
7,093	Boyd Gaming Corp.	273,010
3,365	Brinker International, Inc.	168,620
4,735	Buckle, Inc. (The)	126,993
5,097	Caesars Entertainment, Inc.*	347,208
5,509	Caleres, Inc.	64,841
6,748	Callaway Golf Co.	143,395
1,747	Camping World Holdings, Inc., Class A	53,546
9,862	CarParts.com, Inc.*(a)	148,620
3,696	Carriage Services, Inc.	100,568
1,578	Casper Sleep, Inc.*	9,926
516	Cavco Industries, Inc.*	92,885
1,611	Century Communities, Inc.*	71,689
2,490	Cheesecake Factory, Inc. (The)(a)	93,325
2,075	Children’s Place, Inc. (The)	89,183
2,210	Churchill Downs, Inc.	397,623
3,188	Citi Trends, Inc.	108,041
4,415	Clarus Corp.	63,576

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,374	Collectors Universe, Inc.	$ 337,454
374	Conn’s, Inc.*	4,146
4,103	Cooper Tire & Rubber Co.	163,012
4,198	Core-Mark Holding Co., Inc.	130,936
654	Cracker Barrel Old Country Store, Inc.	91,285
8,578	Crocs, Inc.*	505,158
11,659	Dana, Inc.	196,338
3,265	Deckers Outdoor Corp.*	831,236
11,840	Del Taco Restaurants, Inc.*	104,784
4,316	Denny’s Corp.*	49,677
2,581	Dillard’s, Inc., Class A (a)	120,688
869	Dine Brands Global, Inc.	54,721
3,837	Dorman Products, Inc.*	354,424
4,813	Duluth Holdings, Inc., Class B*(a)	70,751
5,593	El Pollo Loco Holdings, Inc.*	87,642
7,862	Ethan Allen Interiors, Inc.	143,639
5,898	Everi Holdings, Inc.*	62,755
8,821	Fiesta Restaurant Group, Inc.*	103,647
16,618	Fossil Group, Inc.*	176,151
3,000	Fox Factory Holding Corp.*	261,810
2,067	Franchise Group, Inc.	55,375
9,084	Funko, Inc., Class A*	79,757
12,171	GameStop Corp., Class A*(a)	201,552
3,591	Genesco, Inc.*	112,650
5,101	Gentherm, Inc.*	290,043
3,252	G-III Apparel Group Ltd.*	66,243
11,157	Goodyear Tire & Rubber Co. (The)	116,256
14,471	GoPro, Inc., Class A*	101,152
3,081	Green Brick Partners, Inc.*	67,073
1,852	Group 1 Automotive, Inc.	220,036
3,089	Groupon, Inc.*	93,164
4,044	Guess?, Inc.	67,899
6,530	Haverty Furniture Cos., Inc.	177,747
1,897	Helen of Troy Ltd.*	383,175
5,308	Hibbett Sports, Inc.*	218,477
2,427	Hilton Grand Vacations, Inc.*	67,325
20,969	Houghton Mifflin Harcourt Co.*	63,117
9,619	Hudson Ltd., Class A*	73,970
1,999	Installed Building Products, Inc.*	197,541
6,295	International Game Technology PLC	79,254
2,824	iRobot Corp.*(a)	221,486
1,708	Jack in the Box, Inc.	157,119
1,827	Johnson Outdoors, Inc., Class A	152,737

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
10,598	K12, Inc.*	$247,251
8,664	KB Home	304,973
2,668	Kontoor Brands, Inc.	111,176
3,758	Lakeland Industries, Inc.*(a)	74,484
4,299	Lands’ End, Inc.*	107,217
10,983	Laureate Education, Inc., Class A*	155,959
7,106	La-Z-Boy, Inc.	263,206
3,034	LCI Industries	381,616
888	LGI Homes, Inc.*	95,948
3,682	Lifetime Brands, Inc.	49,597
370	Liquidity Services, Inc.*	3,519
1,717	Lithia Motors, Inc., Class A	496,728
4,088	Lumber Liquidators Holdings, Inc.*	118,061
3,506	M/I Homes, Inc.*	159,348
21,419	Macy’s, Inc. (a)	218,688
2,564	Malibu Boats, Inc., Class A*	146,122
2,891	Marine Products Corp.	44,579
3,242	MarineMax, Inc.*	106,467
2,560	Marriott Vacations Worldwide Corp.	325,965
6,869	MasterCraft Boat Holdings, Inc.*	148,783
3,079	MDC Holdings, Inc.	148,623
3,324	Meritage Homes Corp.*	299,659
3,581	Michaels Cos., Inc. (The)*	35,416
6,680	Modine Manufacturing Co.*	72,946
1,777	Monarch Casino & Resort, Inc.*	98,126
1,460	Monro, Inc.	68,635
1,368	Movado Group, Inc.	23,160
2,780	Murphy USA, Inc.	356,396
1,408	Nathan’s Famous, Inc.	79,974
2,987	National Vision Holdings, Inc.*	127,873
10,381	Nautilus, Inc.*	219,039
4,437	ODP Corp. (The)	127,209
3,155	Overstock.com, Inc.*	212,931
3,064	Oxford Industries, Inc.	170,941
3,858	Papa John’s International, Inc.	310,029
2,828	Patrick Industries, Inc.	178,277
9,725	Penn National Gaming, Inc.*	680,750
21,555	Perdoceo Education Corp.*	244,434
3,073	PetMed Express, Inc.	94,341
6,971	PlayAGS, Inc.*	34,297
4,620	Purple Innovation, Inc.*	137,768
5,176	Quotient Technology, Inc.*	38,561
3,125	RCI Hospitality Holdings, Inc.	92,219

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,398	RealReal, Inc. (The)*	$ 33,212
2,063	Red Rock Resorts, Inc., Class A	44,860
12,205	Rent-A-Center, Inc.	412,773
1,599	RH*	724,603
11,539	Sally Beauty Holdings, Inc.*	132,698
3,927	Scientific Games Corp.*	146,399
2,248	SeaWorld Entertainment, Inc.*	62,719
840	Shake Shack, Inc., Class A*	68,594
4,554	Shoe Carnival, Inc.	166,540
3,527	Shutterstock, Inc.	242,517
3,825	Signet Jewelers Ltd.	115,859
3,259	Skyline Champion Corp.*	100,149
4,844	Sleep Number Corp.*	336,125
6,188	Smith & Wesson Brands, Inc.	97,523
1,886	Sonic Automotive, Inc., Class A	76,157
11,342	Sonos, Inc.*	252,246
6,703	Sportsman’s Warehouse Holdings, Inc.*	93,373
1,432	Stamps.com, Inc.*	268,443
4,278	Standard Motor Products, Inc.	198,029
8,238	Steven Madden Ltd.	259,250
5,815	Stitch Fix, Inc., Class A*	235,507
9,820	Stoneridge, Inc.*	263,765
1,705	Strategic Education, Inc.	160,082
3,033	Sturm Ruger & Co., Inc.	185,741
12,612	Taylor Morrison Home Corp.*	318,831
4,210	Texas Roadhouse, Inc.	319,118
2,587	TopBuild Corp.*	450,733
10,745	TRI Pointe Group, Inc.*	187,823
13,664	Tupperware Brands Corp.*	459,794
4,746	Turtle Beach Corp.*	88,703
3,120	Unifi, Inc.*	47,237
339	Universal Electronics, Inc.*	17,852
14,128	Universal Technical Institute, Inc.*	92,680
10,026	Vera Bradley, Inc.*	85,020
4,388	Vista Outdoor, Inc.*	90,524
1,170	Visteon Corp.*	141,394
2,065	Vivint Smart Home, Inc.*	45,492
10,004	Waitr Holdings, Inc.*	33,213
1,664	Weyco Group, Inc.	29,819
4,005	Wingstop, Inc.	509,877
1,082	Winmark Corp.	194,760
2,234	Winnebago Industries, Inc.	118,246
6,537	Wolverine World Wide, Inc.	188,658

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,325	Workhorse Group, Inc.*(a)	$ 58,985
10,965	WW International, Inc.*	323,577
5,603	YETI Holdings, Inc.*	353,941
5,665	Zumiez, Inc.*	210,115

		29,197,547

Consumer Staples – 3.5%
5,180	B&G Foods, Inc.(a)	143,434
3,678	BellRing Brands, Inc., Class A*	75,031
11,476	BJ’s Wholesale Club Holdings, Inc.*	470,401
853	Calavo Growers, Inc.	61,100
1,832	Cal-Maine Foods, Inc.*	71,686
11,285	Celsius Holdings, Inc.*	363,941
2,471	Central Garden & Pet Co.*	98,939
3,470	Central Garden & Pet Co., Class A*	128,008
4,656	Chefs’ Warehouse, Inc. (The)*	107,298
977	Coca-Cola Consolidated, Inc.	255,671
13,673	Darling Ingredients, Inc.*	660,132
3,533	Edgewell Personal Care Co.*	122,772
1,046	Farmer Bros Co.*	4,655
4,033	Fresh Del Monte Produce, Inc.	102,398
3,626	Freshpet, Inc.*	496,327
14,428	Hostess Brands, Inc.*	195,499
4,114	Ingles Markets, Inc., Class A	154,645
1,833	Inter Parfums, Inc.	99,550
1,274	J & J Snack Foods Corp.	185,227
1,826	John B. Sanfilippo & Son, Inc.	135,507
1,514	Lancaster Colony Corp.	256,366
4,870	Landec Corp.*	50,404
6,710	Lifevantage Corp.*	71,327
1,719	Medifast, Inc.	350,917
2,891	National Beverage Corp.*(a)	283,405
2,937	Nature’s Sunshine Products, Inc.*	36,507
9,804	Performance Food Group Co.*	425,298
893	PriceSmart, Inc.	72,583
15,531	Primo Water Corp.	233,431
7,541	Rite Aid Corp.*(a)	99,541
1,287	Sanderson Farms, Inc.	175,971
4,116	Simply Good Foods Co. (The)*	89,482
7,188	SpartanNash Co.	135,709
1,441	Tootsie Roll Industries, Inc.(a)	44,628
2,512	Turning Point Brands, Inc.	98,018
6,559	United Natural Foods, Inc.*	113,143

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,554	Universal Corp.	$ 116,233
2,581	USANA Health Sciences, Inc.*	194,040
15,133	Vector Group Ltd.	170,095
5,373	Veru, Inc.*	16,334
3,954	Village Super Market, Inc., Class A	91,575
1,402	WD-40 Co.	356,543
2,249	Weis Markets, Inc.	107,120

		7,520,891

Energy – 1.4%
12,782	Antero Resources Corp.*	50,105
10,016	Aspen Aerogels, Inc.*	141,426
258	Bristow Group, Inc.*	5,740
5,525	Cactus, Inc., Class A	128,180
5,575	CNX Resources Corp.*	52,461
3,296	CONSOL Energy, Inc.*	17,436
5,474	Contango Oil & Gas Co.*(a)	9,142
7,141	DHT Holdings, Inc.	36,491
4,600	Diamond S Shipping, Inc.*	31,648
4,867	DMC Global, Inc.	198,817
8,083	Dorian LPG Ltd.*	88,347
11,795	Evolution Petroleum Corp.	35,857
7,070	Frontline Ltd. (Norway)(a)	44,188
2,501	Green Plains, Inc.*	36,965
15,625	Helix Energy Solutions Group, Inc.*	58,750
254	International Seaways, Inc.	4,290
10,479	Liberty Oilfield Services, Inc., Class A	97,455
5,528	Matador Resources Co.*	56,275
7,837	Matrix Service Co.*	75,078
1,426	Nabors Industries Ltd.(a)	74,708
15,179	Newpark Resources, Inc.*	22,769
43,304	NexTier Oilfield Solutions, Inc.*	121,251
12,553	Nordic American Tankers Ltd.(a)	40,044
12,274	Oil States International, Inc.*	54,497
7,283	Ovintiv, Inc.	92,931
4,952	Par Pacific Holdings, Inc.*	56,403
656	Peabody Energy Corp.*	886
33,908	ProPetro Holding Corp.*	195,649
5,747	Range Resources Corp.	41,953
7,592	Renewable Energy Group, Inc.*	440,943
852	REX American Resources Corp.*	66,882
28,143	RPC, Inc.*	87,243
3,037	Scorpio Tankers, Inc. (Monaco)	35,047

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
9,360	Select Energy Services, Inc., Class A*	$ 39,593
4,313	SFL Corp. Ltd. (Norway)	29,199
11,293	Solaris Oilfield Infrastructure, Inc., Class A	75,889
20,421	Southwestern Energy Co.*	63,509
40,566	W&T Offshore, Inc.*(a)	79,509
4,451	World Fuel Services Corp.	126,497

		2,914,053

Financials – 16.1%
1,197	1st Constitution Bancorp	19,559
1,740	1st Source Corp.	64,937
1,642	Allegiance Bancshares, Inc.	51,986
3,495	Altabancorp	95,763
177	Ambac Financial Group, Inc.*	2,591
534	Amerant Bancorp, Inc.*	7,930
11,415	American Equity Investment Life Holding Co.	299,986
1,991	American National Bankshares, Inc.	51,726
2,894	Ameris Bancorp	98,425
3,232	AMERISAFE, Inc.	176,887
166	Ames National Corp.	3,571
6,085	Apollo Commercial Real Estate Finance, Inc. REIT	65,596
3,119	Arbor Realty Trust, Inc. REIT	41,545
7,065	Ares Commercial Real Estate Corp. REIT	78,704
1,733	Argo Group International Holdings Ltd.	67,916
3,725	Arrow Financial Corp.	110,856
8,425	Artisan Partners Asset Management, Inc., Class A	379,125
349	Associated Capital Group, Inc., Class A	13,349
3,967	Atlantic Capital Bancshares, Inc.*	55,697
6,365	Atlantic Union Bankshares Corp.	190,377
11,171	Axos Financial, Inc.*	374,229
3,589	B. Riley Financial, Inc.	129,706
3,946	Banc of California, Inc.	52,482
3,077	BancFirst Corp.	166,866
3,625	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	53,541
7,526	BancorpSouth Bank	190,784
1,139	Bank First Corp.	78,773
5,676	Bank of Commerce Holdings	53,411
1,809	Bank of Marin Bancorp	62,772
9,523	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	301,498

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,329	BankFinancial Corp.	$ 26,865
2,880	BankUnited, Inc.	82,109
1,489	Bankwell Financial Group, Inc.	27,249
2,679	Banner Corp.	110,723
1,469	Bar Harbor Bankshares	33,860
4,812	BCB Bancorp, Inc.	48,938
919	Berkshire Hills Bancorp, Inc.	15,072
8,617	Blackstone Mortgage Trust, Inc., Class A REIT	223,870
9,187	Boston Private Financial Holdings, Inc.	65,779
2,652	Bridge Bancorp, Inc.	59,193
13,311	Brightsphere Investment Group, Inc.	235,605
7,168	Brookline Bancorp, Inc.	81,500
2,726	Bryn Mawr Bank Corp.	81,289
795	C&F Financial Corp.	29,813
769	Cambridge Bancorp	51,984
4,025	Camden National Corp.	138,259
9,217	Cannae Holdings, Inc.*	363,334
3,955	Capital City Bank Group, Inc.	90,055
7,386	Capitol Federal Financial, Inc.	90,996
1,438	Capstar Financial Holdings, Inc.	17,328
7,841	Cathay General Bancorp	221,508
1,340	CB Financial Services, Inc.	30,003
3,423	Central Pacific Financial Corp.	56,103
2,588	Central Valley Community Bancorp	36,879
1,041	Century Bancorp, Inc., Class A	76,930
942	Chemung Financial Corp.	31,604
2,255	Citizens & Northern Corp.	40,928
2,926	City Holding Co.	192,209
4,928	Civista Bancshares, Inc.	82,938
3,361	CNB Financial Corp.	66,145
11,653	CNO Financial Group, Inc.	247,976
2,519	Codorus Valley Bancorp, Inc.	42,294
4,498	Cohen & Steers, Inc.	318,323
1,812	Colony Bankcorp, Inc.	25,839
5,222	Columbia Banking System, Inc.	165,067
1,143	Columbia Financial, Inc.*	16,425
3,873	Community Bank System, Inc.	241,094
10,661	Community Bankers Trust Corp.	69,297
962	Community Financial Corp. (The)	26,349
2,430	Community Trust Bancorp, Inc.	82,256
3,198	ConnectOne Bancorp, Inc.	56,701
2,289	County Bancorp, Inc.	49,122

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,144	Cowen, Inc., Class A	$ 123,250
3,273	Crawford & Co., Class A	24,057
5,660	Curo Group Holdings Corp.	48,902
6,794	Customers Bancorp, Inc.*	114,751
8,483	CVB Financial Corp.	161,092
844	Diamond Hill Investment Group, Inc.	115,476
4,205	Dime Community Bancshares, Inc.	60,762
3,553	Donegal Group, Inc., Class A	49,671
7,781	Donnelley Financial Solutions, Inc.*	126,753
5,846	Dynex Capital, Inc. REIT	102,948
4,170	Eagle Bancorp, Inc.	153,373
1,062	eHealth, Inc.*	80,701
5,092	Employers Holdings, Inc.	155,357
5,052	Encore Capital Group, Inc.*	172,475
7,096	Enova International, Inc.*	148,377
1,059	Enstar Group Ltd.*	200,448
3,492	Enterprise Financial Services Corp.	118,763
227	Equity Bancshares, Inc., Class A*	4,602
290	Esquire Financial Holdings, Inc.*	5,423
3,270	ESSA Bancorp, Inc.	51,731
12,250	Essent Group Ltd.	537,285
1,881	Evans Bancorp, Inc.	50,749
7,262	EZCORP, Inc., Class A*	36,964
2,114	Farmers & Merchants Bancorp, Inc.	48,368
5,569	Farmers National Banc Corp.	69,835
5,088	FB Financial Corp.	162,409
1,280	FBL Financial Group, Inc., Class A	66,560
3,954	Federal Agricultural Mortgage Corp., Class C	267,686
11,268	Federated Hermes, Inc.	302,433
4,012	Financial Institutions, Inc.	80,280
22,081	First BanCorp. (Puerto Rico)	175,323
2,817	First Bancorp, Inc. (The)	68,256
1,979	First Bancshares, Inc. (The)	54,145
1,137	First Bank	10,563
3,789	First BankCorp	118,899
4,540	First Busey Corp.	90,845
2,990	First Business Financial Services, Inc.	56,481
10,303	First Commonwealth Financial Corp.	99,630
1,616	First Community Bankshares, Inc.	34,049
2,095	First Community Corp/SC	36,160
10,347	First Financial Bancorp	166,069
13,168	First Financial Bankshares, Inc.	440,075
1,943	First Financial Corp.	73,581

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,223	First Foundation, Inc.	$ 92,761
1,740	First Guaranty Bancshares, Inc.	29,267
2,342	First Internet Bancorp	59,908
2,923	First Interstate BancSystem, Inc., Class A	111,220
6,334	First Merchants Corp.	211,049
2,178	First Mid Bancshares, Inc.	65,449
6,370	First Midwest Bancorp, Inc.	89,116
4,237	First Northwest Bancorp	63,555
4,257	First of Long Island Corp. (The)	71,560
798	First Savings Financial Group, Inc.	50,274
2,934	FirstCash, Inc.	188,480
5,914	Flagstar Bancorp, Inc.	207,227
6,038	Flushing Financial Corp.	85,740
1,639	Focus Financial Partners, Inc., Class A*	64,921
1,607	FS Bancorp, Inc.	85,975
14,694	Fulton Financial Corp.	181,030
39,603	Genworth Financial, Inc., Class A*	179,798
4,740	German American Bancorp, Inc.	151,396
6,850	Glacier Bancorp, Inc.	279,275
1,645	Goosehead Insurance, Inc., Class A	202,516
6,064	Great Ajax Corp. REIT	60,155
3,007	Great Southern Bancorp, Inc.	138,021
3,579	Green Dot Corp., Class A*	191,691
6,945	Greenhill & Co., Inc.	90,424
3,883	Hamilton Lane, Inc., Class A	271,344
3,404	Hancock Whitney Corp.	95,618
4,561	Hanmi Financial Corp.	44,470
3,516	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	192,185
6,990	HarborOne Bancorp, Inc.	68,572
1,142	HCI Group, Inc.	59,555
3,869	Heartland Financial USA, Inc.	150,814
8,535	Heritage Commerce Corp.	71,865
2,944	Heritage Financial Corp.	68,507
3,018	Heritage Insurance Holdings, Inc.	31,206
7,970	Hilltop Holdings, Inc.	191,997
585	Hingham Institution For Savings (The)	128,185
1,774	Home Bancorp, Inc.	49,761
13,552	Home BancShares, Inc.	250,848
4,344	HomeStreet, Inc.	140,528
2,781	HomeTrust Bancshares, Inc.	47,360
10,816	Hope Bancorp, Inc.	102,536
5,260	Horace Mann Educators Corp.	209,979

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,078	Horizon Bancorp, Inc.	$ 86,915
4,743	Houlihan Lokey, Inc.	307,252
762	Howard Bancorp, Inc.*	9,403
2,650	Independent Bank Corp.	179,246
5,008	Independent Bank Corp.	85,186
3,007	Independent Bank Group, Inc.	168,723
4,986	International Bancshares Corp.	161,596
2,946	Investar Holding Corp.	47,902
16,029	Investors Bancorp, Inc.	155,161
569	Investors Title Co.	96,730
2,611	James River Group Holdings Ltd.	119,009
5,353	Kearny Financial Corp.	52,941
2,571	Kinsale Capital Group, Inc.	617,451
3,787	KKR Real Estate Finance Trust, Inc. REIT	69,037
10,275	Ladder Capital Corp. REIT	93,708
5,643	Lakeland Bancorp, Inc.	67,829
4,196	Lakeland Financial Corp.	213,115
3,357	Live Oak Bancshares, Inc.	138,040
9,533	Macatawa Bank Corp.	73,976
538	Marlin Business Services Corp.	5,590
3,355	Mercantile Bank Corp.	83,305
4,458	Meridian Bancorp, Inc.	60,829
5,345	Meta Financial Group, Inc.	176,920
2,608	Midland States Bancorp, Inc.	44,206
2,153	MidWestOne Financial Group, Inc.	50,079
1,913	MMA Capital Holdings, Inc.*	47,653
5,176	Moelis & Co., Class A	203,106
20,746	Mr. Cooper Group, Inc.*	553,088
1,911	National Bank Holdings Corp., Class A	61,496
12,095	National General Holdings Corp.	412,198
373	National Western Life Group, Inc., Class A	69,408
19,234	Navient Corp.	180,223
4,096	NBT Bancorp, Inc.	122,675
2,427	Nelnet, Inc., Class A	164,793
525	NI Holdings, Inc.*	8,978
2,095	Nicolet Bankshares, Inc.*	139,338
8,103	NMI Holdings, Inc., Class A*	177,537
3,639	Northeast Bank	79,257
2,314	Northrim BanCorp, Inc.	73,516
7,915	Northwest Bancshares, Inc.	93,634
2,220	Norwood Financial Corp.	59,851
3,965	OceanFirst Financial Corp.	62,528
6,205	OFG Bancorp (Puerto Rico)	103,934

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,039	Ohio Valley Banc Corp.	$ 46,999
12,746	Old National Bancorp	201,769
5,436	Old Second Bancorp, Inc.	52,512
2,210	Oppenheimer Holdings, Inc., Class A	65,173
7,877	Orchid Island Capital, Inc. REIT	42,142
3,781	Pacific Premier Bancorp, Inc.	108,968
1,003	Palomar Holdings, Inc.*	66,298
1,995	Park National Corp.	201,714
3,495	Parke Bancorp, Inc.	50,188
3,205	PCSB Financial Corp.	49,069
3,523	Peapack-Gladstone Financial Corp.	77,541
2,249	Penns Woods Bancorp, Inc.	57,484
7,922	PennyMac Financial Services, Inc.	456,624
2,094	PennyMac Mortgage Investment Trust REIT	35,807
2,181	Peoples Bancorp of North Carolina, Inc.	54,263
3,777	Peoples Bancorp, Inc.	94,349
1,836	Peoples Financial Services Corp.	69,438
1,187	Piper Sandler Cos.	109,406
2,847	PJT Partners, Inc., Class A	197,240
1,526	Plumas Bancorp	36,395
3,720	PRA Group, Inc.*	154,864
3,750	Preferred Bank	137,888
4,741	Premier Financial Bancorp, Inc.	63,103
2,630	Premier Financial Corp.	54,467
2,498	Protective Insurance Corp., Class B	35,696
6,127	Provident Financial Services, Inc.	96,010
4,036	Prudential Bancorp, Inc.	52,589
8,409	Pzena Investment Management, Inc., Class A	56,004
2,571	QCR Holdings, Inc.	89,651
24,647	Radian Group, Inc.	465,335
3,063	Regional Management Corp.	81,874
836	Reliant Bancorp, Inc.	14,789
4,041	Renasant Corp.	124,746
2,764	Republic Bancorp, Inc., Class A	97,569
9,856	Riverview Bancorp, Inc.	52,040
2,971	RLI Corp.	284,414
3,789	S&T Bancorp, Inc.	84,836
2,288	Safety Insurance Group, Inc.	163,020
4,130	Sandy Spring Bancorp, Inc.	121,670
3,969	Seacoast Banking Corp. of Florida*	100,257
5,872	Selective Insurance Group, Inc.	363,007
7,581	ServisFirst Bancshares, Inc.	286,410
4,287	Shore Bancshares, Inc.	59,375

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,274	Sierra Bancorp	$ 72,028
6,712	Simmons First National Corp., Class A	130,884
2,040	SmartFinancial, Inc.	36,026
3,184	South State Corp.	211,641
2,814	Southern First Bancshares, Inc.*	89,767
3,015	Southern Missouri Bancorp, Inc.	91,083
4,318	Southern National Bancorp of Virginia, Inc.	47,239
3,019	Southside Bancshares, Inc.	88,759
4,746	Stewart Information Services Corp.	198,715
5,822	Stifel Financial Corp.	403,465
4,664	Stock Yards Bancorp, Inc.	185,814
2,901	StoneX Group, Inc.*	178,760
1,060	Summit Financial Group, Inc.	22,196
2,909	Territorial Bancorp, Inc.	64,900
6,112	Third Point Reinsurance Ltd. (Bermuda)*	58,308
3,096	Timberland Bancorp, Inc.	73,778
1,703	Tompkins Financial Corp.	108,328
6,327	Towne Bank	137,612
4,137	TriCo Bancshares	135,528
5,478	TriState Capital Holdings, Inc.*	81,567
3,125	Triumph Bancorp, Inc.*	142,000
1,285	Trupanion, Inc.*	130,273
13,192	TrustCo Bank Corp.	80,075
5,841	Trustmark Corp.	144,974
3,437	UMB Financial Corp.	233,750
7,366	United Bankshares, Inc.	215,676
8,252	United Community Banks, Inc.	197,305
918	United Fire Group, Inc.	20,077
2,117	United Security Bancshares	14,925
3,842	Unity Bancorp, Inc.	67,581
5,869	Universal Insurance Holdings, Inc.	81,931
3,138	Univest Financial Corp.	57,457
31,707	Valley National Bancorp	289,802
4,621	Veritex Holdings, Inc.	100,230
1,126	Virtus Investment Partners, Inc.	201,419
12,188	Waddell & Reed Financial, Inc., Class A	200,614
6,843	Walker & Dunlop, Inc.	547,508
8,158	Washington Federal, Inc.	190,652
3,098	Washington Trust Bancorp, Inc.	121,813
5,716	Waterstone Financial, Inc.	100,402
5,310	WesBanco, Inc.	152,025
5,920	West BanCorp, Inc.	114,138
2,387	Westamerica BanCorp	131,571

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
7,129	Western New England Bancorp, Inc.	$ 47,622
1,098	World Acceptance Corp.*	123,975
3,279	WSFS Financial Corp.	125,028

		34,721,670

Health Care – 17.5%
1,661	AdaptHealth Corp.*	49,597
1,651	Addus HomeCare Corp.*	163,862
3,923	Adverum Biotechnologies, Inc.*	53,314
18,721	Affimed NV (Germany)*	99,970
7,107	Agenus, Inc.*	26,296
12,095	Agile Therapeutics, Inc.*(a)	34,108
58,227	Akebia Therapeutics, Inc.*	192,731
1,295	Akero Therapeutics, Inc.*	37,270
667	Allakos, Inc.*	71,389
1,782	Allogene Therapeutics, Inc.*	55,331
17,332	Allscripts Healthcare Solutions, Inc.*	237,102
15,024	Alphatec Holdings, Inc.*	157,752
6,707	American Renal Associates Holdings, Inc.*	76,527
8,922	Amicus Therapeutics, Inc.*	204,225
6,044	AMN Healthcare Services, Inc.*	393,827
31,854	Amneal Pharmaceuticals, Inc.*	125,823
6,420	Amphastar Pharmaceuticals, Inc.*	114,019
2,007	Anavex Life Sciences Corp.*	10,697
8,493	AngioDynamics, Inc.*	120,770
4,614	ANI Pharmaceuticals, Inc.*	136,390
3,092	Anika Therapeutics, Inc.*	116,878
37,832	Antares Pharma, Inc.*	118,036
1,706	Apellis Pharmaceuticals, Inc.*	80,421
1,455	Applied Therapeutics, Inc.*	33,698
4,009	Apyx Medical Corp.*	30,669
9,727	Aquestive Therapeutics, Inc.*(a)	68,673
137	Aravive, Inc.*	796
1,298	Arcturus Therapeutics Holdings, Inc.*(a)	119,104
2,146	Arcus Biosciences, Inc.*	58,436
1,227	Ardelyx, Inc.*	7,730
4,654	Arena Pharmaceuticals, Inc.*	306,559
6,038	Arrowhead Pharmaceuticals, Inc.*	377,556
1,752	Arvinas, Inc.*	42,398
1,371	Aspira Women’s Health, Inc.*(a)	6,663
2,567	Assembly Biosciences, Inc.*	14,799
22,361	Athersys, Inc.*(a)	41,368
3,726	AtriCure, Inc.*	162,006

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
105	Atrion Corp.	$ 63,000
1,194	Avanos Medical, Inc.*	50,614
3,264	Avenue Therapeutics, Inc.*(a)	11,065
6,177	Avid Bioservices, Inc.*	56,334
940	Axonics Modulation Technologies, Inc.*(a)	41,257
1,680	Axsome Therapeutics, Inc.*	121,783
2,520	Beyond Air, Inc.*	13,457
12,999	BioCryst Pharmaceuticals, Inc.*	66,425
41,042	BioDelivery Sciences International, Inc.*	155,960
1,652	Biohaven Pharmaceutical Holding Co. Ltd.*	146,945
1,366	BioSpecifics Technologies Corp.*	120,754
3,287	BioTelemetry, Inc.*	182,133
1,000	Bioxcel Therapeutics, Inc.*	44,000
1,699	Blueprint Medicines Corp.*	183,628
3,614	BrainStorm Cell Therapeutics, Inc.*(a)	19,967
2,128	Bridgebio Pharma, Inc.*(a)	106,911
26,860	Brookdale Senior Living, Inc.*	113,886
1,510	Calithera Biosciences, Inc.*	7,414
777	Cantel Medical Corp.	46,177
7,314	Cardiovascular Systems, Inc.*	252,040
1,563	CareDx, Inc.*	89,357
3,681	Castle Biosciences, Inc.*	175,068
47,526	Catalyst Pharmaceuticals, Inc.*	173,945
3,723	CEL-SCI Corp.*(a)	46,537
8,221	Cerus Corp.*	54,670
1,798	ChemoCentryx, Inc.*	99,160
7,248	Cidara Therapeutics, Inc.*	16,960
5,269	Clovis Oncology, Inc.*(a)	25,923
9,382	Co-Diagnostics, Inc.*(a)	109,957
13,654	Coherus Biosciences, Inc.*	252,053
14,274	Collegium Pharmaceutical, Inc.*	263,926
9,509	Community Health Systems, Inc.*	77,784
5,355	Computer Programs and Systems, Inc.	152,243
2,283	CONMED Corp.	232,615
1,874	Constellation Pharmaceuticals, Inc.*	47,487
29,998	Corcept Therapeutics, Inc.*	679,155
1,030	Cortexyme, Inc.*	50,058
1,656	CorVel Corp.*	148,295
6,320	Covetrus, Inc.*	170,735
16,210	Cross Country Healthcare, Inc.*	141,027
2,563	CryoLife, Inc.*	53,362
1,317	CryoPort, Inc.*	64,072
2,379	Cue Biopharma, Inc.*	33,270

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
7,897	Cutera, Inc.*	$ 197,583
5,632	Cymabay Therapeutics, Inc.*	42,240
1,943	Cytokinetics, Inc.*	32,642
11,620	CytoSorbents Corp.*	97,492
1,145	Deciphera Pharmaceuticals, Inc.*	70,761
1,603	Denali Therapeutics, Inc.*	97,735
7,249	Dicerna Pharmaceuticals, Inc.*	183,182
57,358	Durect Corp.*	106,112
8,468	Dynavax Technologies Corp.*	43,017
5,264	Eagle Pharmaceuticals, Inc.*	239,512
1,918	Editas Medicine, Inc.*	58,672
1,445	Eidos Therapeutics, Inc.*	133,027
1,805	Electromed, Inc.*	18,212
6,020	Emergent BioSolutions, Inc.*	493,219
2,081	Enanta Pharmaceuticals, Inc.*	85,737
52,638	Endo International PLC*	267,401
4,472	Ensign Group, Inc. (The)	321,403
20,483	Enzo Biochem, Inc.*	44,448
3,528	Epizyme, Inc.*	48,475
1,224	Esperion Therapeutics, Inc.*(a)	34,664
5,400	Evolent Health, Inc., Class A*	78,462
2,147	Fate Therapeutics, Inc.*	125,524
764	Fennec Pharmaceuticals, Inc. (Canada)*	5,974
3,554	FibroGen, Inc.*	146,816
9,968	Flexion Therapeutics, Inc.*(a)	106,757
11,958	Fluidigm Corp.*	74,857
3,088	FONAR Corp.*	59,320
12,095	Fortress Biotech, Inc.*	33,261
497	Frequency Therapeutics, Inc.*	14,264
2,024	Fulgent Genetics, Inc.*(a)	90,918
6,273	GenMark Diagnostics, Inc.*	83,870
1,348	Glaukos Corp.*	90,963
7,217	Halozyme Therapeutics, Inc.*	282,185
3,268	Hanger, Inc.*	74,151
10,962	Harrow Health, Inc.*	63,031
18,475	Harvard Bioscience, Inc.*	72,422
1,051	Health Catalyst, Inc.*	37,468
3,726	HealthEquity, Inc.*	267,117
2,458	HealthStream, Inc.*	45,915
3,008	Heron Therapeutics, Inc.*	52,129
804	Heska Corp.*	100,500
5,138	HMS Holdings Corp.*	161,436
9,852	iCAD, Inc.*(a)	98,717

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
807	IGM Biosciences, Inc.*(a)	$ 53,891
12,037	ImmunoGen, Inc.*	65,602
1,233	Immunovant, Inc.*	60,651
7,076	InfuSystem Holdings, Inc.*	113,216
29,036	Innoviva, Inc.*	303,571
1,908	Inogen, Inc.*	66,914
3,638	Inovalon Holdings, Inc., Class A*	67,921
4,750	Inovio Pharmaceuticals, Inc.*(a)	58,045
3,082	Insmed, Inc.*	120,229
1,965	Inspire Medical Systems, Inc.*	364,979
3,106	Integer Holdings Corp.*	223,912
2,401	Intellia Therapeutics, Inc.*(a)	94,287
1,232	Intercept Pharmaceuticals, Inc.*	43,748
15,833	Intersect ENT, Inc.*	302,885
1,356	Intra-Cellular Therapies, Inc.*	32,056
7,975	Invacare Corp.	68,027
3,184	Invitae Corp.*	158,086
3,107	iRhythm Technologies, Inc.*	759,693
36,915	Ironwood Pharmaceuticals, Inc.*	425,261
1,222	IVERIC bio, Inc.*	8,334
6,503	Joint Corp. (The)*	163,225
11,721	Kadmon Holdings, Inc.*	51,104
5,078	Kala Pharmaceuticals, Inc.*(a)	37,882
569	Karuna Therapeutics, Inc.*	56,769
2,505	Kiniksa Pharmaceuticals Ltd., Class A*	46,743
1,031	Kodiak Sciences, Inc.*	140,907
952	Krystal Biotech, Inc.*	52,303
1,271	Kura Oncology, Inc.*	46,137
14,787	Lannett Co., Inc.*	91,088
10,549	Lantheus Holdings, Inc.*	138,825
4,956	LeMaitre Vascular, Inc.	195,217
2,288	LENSAR, Inc.*	19,608
10,568	Lexicon Pharmaceuticals, Inc.*	16,169
3,059	LHC Group, Inc.*	600,543
1,169	Ligand Pharmaceuticals, Inc.*(a)	98,629
2,834	LivaNova PLC*	149,777
13,044	Luminex Corp.	309,534
1,273	MacroGenics, Inc.*	29,368
375	Madrigal Pharmaceuticals, Inc.*(a)	43,796
3,317	Magellan Health, Inc.*	262,209
336	Marinus Pharmaceuticals, Inc.*	5,339
6,956	MEDNAX, Inc.*	140,581
3,359	Medpace Holdings, Inc.*	431,161

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
17,187	MEI Pharma, Inc.*	$ 49,499
9,026	Meridian Bioscience, Inc.*	170,591
3,631	Merit Medical Systems, Inc.*	199,959
1,617	Mersana Therapeutics, Inc.*	41,201
413	Mesa Laboratories, Inc.	112,237
14,321	Milestone Scientific, Inc.*	24,059
15,474	Minerva Neurosciences, Inc.*	60,194
1,689	Mirati Therapeutics, Inc.*	401,729
1,767	Misonix, Inc.*(a)	24,632
3,706	Molecular Templates, Inc.*	33,169
26,560	Myriad Genetics, Inc.*	465,862
5,266	NanoString Technologies, Inc.*	261,404
5,098	NantHealth, Inc.*(a)	11,725
5,402	NantKwest, Inc.*(a)	51,751
7,116	Natera, Inc.*	628,129
1,788	National HealthCare Corp.	111,249
3,806	National Research Corp.	195,286
6,435	Natus Medical, Inc.*	134,620
3,109	Neogen Corp.*	230,750
12,658	NeoGenomics, Inc.*	602,268
3,667	Neoleukin Therapeutics, Inc.*	46,534
2,135	NeuBase Therapeutics, Inc.*	16,375
2,854	Nevro Corp.*	460,207
16,963	NextGen Healthcare, Inc.*	300,924
150	NGM Biopharmaceuticals, Inc.*	3,555
2,503	Novavax, Inc.*	349,168
5,484	NuVasive, Inc.*	254,019
8,478	Nymox Pharmaceutical Corp.*(a)	17,041
6,033	Ocular Therapeutix, Inc.*	105,578
3,780	Omnicell, Inc.*	396,333
3,532	Ontrak, Inc.*(a)	175,364
37,207	OPKO Health, Inc.*(a)	172,640
4,113	OptimizeRx Corp.*	108,665
4,413	Option Care Health, Inc.*	69,505
5,238	OraSure Technologies, Inc.*	62,856
6,150	Orthofix Medical, Inc.*	226,074
1,144	OrthoPediatrics Corp.*	52,349
7,734	Ovid therapeutics, Inc.*	52,901
21,108	Owens & Minor, Inc.	543,742
9,741	Pacific Biosciences of California, Inc.*	154,005
7,286	Pacira BioSciences, Inc.*	441,459
8,993	Patterson Cos., Inc.	249,646
10,129	PAVmed, Inc.*	19,650

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
30,084	PDL BioPharma, Inc.*	$ 76,113
2,246	Pennant Group, Inc. (The)*	113,850
1,698	Personalis, Inc.*	46,746
1,512	PetIQ, Inc.*	43,515
376	Phathom Pharmaceuticals, Inc.*	16,100
9,415	Phibro Animal Health Corp., Class A	177,849
1,806	Phreesia, Inc.*	79,753
14,454	Pieris Pharmaceuticals, Inc.*	42,206
8,265	Prestige Consumer Healthcare, Inc.*	293,986
1,432	Progyny, Inc.*	50,822
3,497	Provention Bio, Inc.*	52,420
1,828	Providence Service Corp. (The)*	248,224
3,468	PTC Therapeutics, Inc.*	216,993
14,956	Puma Biotechnology, Inc.*	168,255
1,108	Quanterix Corp.*	47,855
6,576	R1 RCM, Inc.*	133,361
21,301	Radius Health, Inc.*	336,130
10,103	RadNet, Inc.*	188,118
1,187	Relmada Therapeutics, Inc.*	42,210
6,505	Retractable Technologies, Inc.*	75,328
1,837	Revance Therapeutics, Inc.*	44,345
1,544	Rocket Pharmaceuticals, Inc.*	47,802
8,224	Sangamo Therapeutics, Inc.*	82,158
961	Scholar Rock Holding Corp.*	47,877
5,904	SeaSpine Holdings Corp.*	83,955
12,410	Select Medical Holdings Corp.*	299,081
1,605	Selecta Biosciences, Inc.*	5,393
5,403	Seres Therapeutics, Inc.*	149,177
3,382	Sharps Compliance Corp.*	26,887
1,129	Shockwave Medical, Inc.*	110,450
2,046	SI-BONE, Inc.*	47,385
2,500	Silk Road Medical, Inc.*	143,250
4,903	Simulations Plus, Inc.	274,421
4,961	Sorrento Therapeutics, Inc.*(a)	40,680
1,181	SpringWorks Therapeutics, Inc.*	77,285
6,620	STAAR Surgical Co.*	471,807
20,131	Stereotaxis, Inc.*	86,563
13,409	Supernus Pharmaceuticals, Inc.*	285,612
8,699	Surgery Partners, Inc.*	212,517
2,563	Surmodics, Inc.*	95,959
2,261	Syndax Pharmaceuticals, Inc.*	52,387
700	Syros Pharmaceuticals, Inc.*	5,705
4,625	Tactile Systems Technology, Inc.*	199,384

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
8,316	Tenet Healthcare Corp.*	$ 261,372
3,256	TG Therapeutics, Inc.*	95,531
26,190	TherapeuticsMD, Inc.*	35,095
2,251	Theravance Biopharma, Inc.*	37,344
21,106	Tivity Health, Inc.*	388,984
3,448	Translate Bio, Inc.*	76,615
8,710	Travere Therapeutics, Inc.*	199,720
5,392	Triple-S Management Corp., Class B (Puerto Rico)*	120,835
968	Turning Point Therapeutics, Inc.*	103,092
1,131	Twist Bioscience Corp.*	126,378
2,404	Ultragenyx Pharmaceutical, Inc.*	284,970
1,219	US Physical Therapy, Inc.	129,482
549	Utah Medical Products, Inc.	47,395
25,856	Vanda Pharmaceuticals, Inc.*	315,702
1,564	Vapotherm, Inc.*	39,350
4,669	Varex Imaging Corp.*	77,879
12,993	Vaxart, Inc.*(a)	103,684
13,243	VBI Vaccines, Inc.*(a)	45,357
10,801	Veracyte, Inc.*	588,763
18,605	Vericel Corp.*	475,172
1,275	Viela Bio, Inc.*(a)	48,884
1,345	Vir Biotechnology, Inc.*	42,879
3,154	Vocera Communications, Inc.*	106,700
3,173	Voyager Therapeutics, Inc.*	26,399
2,352	XBiotech, Inc.*	44,829
3,639	Xencor, Inc.*	154,002
1,311	XOMA Corp.*	43,407
1,065	Y-mAbs Therapeutics, Inc.*	54,177
7,825	Zynex, Inc.*(a)	109,237

		37,820,064

Industrials – 16.0%
5,479	AAON, Inc.	356,847
280	AAR Corp.	7,944
5,694	ABM Industries, Inc.	219,219
12,828	ACCO Brands Corp.	98,262
4,829	Advanced Drainage Systems, Inc.	336,823
4,827	Aegion Corp.*	82,783
5,163	Aerojet Rocketdyne Holdings, Inc.*	193,251
1,124	AeroVironment, Inc.*	95,978
1,830	Air Transport Services Group, Inc.*	56,254
1,446	Alamo Group, Inc.	196,251

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,974	Albany International Corp., Class A	$ 135,278
659	Allegiant Travel Co.	112,155
3,291	Allied Motion Technologies, Inc.	133,516
5,994	Alpha Pro Tech Ltd.*(a)	75,764
5,487	Altra Industrial Motion Corp.	311,442
2,180	Ameresco, Inc., Class A*	97,119
1,542	American Woodmark Corp.*	134,940
6,855	API Group Corp.*(b)	106,252
4,757	Apogee Enterprises, Inc.	124,824
6,190	Applied Industrial Technologies, Inc.	485,482
5,042	ArcBest Corp.	211,310
4,525	Arcosa, Inc.	234,802
265	Argan, Inc.	12,187
5,595	ASGN, Inc.*	437,417
3,319	Astec Industries, Inc.	192,502
4,633	Astronics Corp.*	52,909
6,902	Atkore International Group, Inc.*	269,040
1,817	Atlas Air Worldwide Holdings, Inc.*	101,407
1,913	Avis Budget Group, Inc.*	67,280
2,341	AZZ, Inc.	104,385
3,950	Barnes Group, Inc.	181,739
1,196	Barrett Business Services, Inc.	79,785
5,609	Beacon Roofing Supply, Inc.*	204,112
4,521	BG Staffing, Inc.	57,643
5,907	Bloom Energy Corp., Class A*	144,840
5,889	Blue Bird Corp.*	96,638
14,099	BMC Stock Holdings, Inc.*	690,005
6,472	Brady Corp., Class A	285,933
4,268	BrightView Holdings, Inc.*	58,216
2,337	Brink’s Co. (The)	156,813
19,751	Builders FirstSource, Inc.*	738,885
5,787	Caesarstone Ltd.	69,097
2,169	CAI International, Inc.	68,649
3,922	Casella Waste Systems, Inc., Class A*	236,026
7,622	CBIZ, Inc.*	184,605
2,638	Chart Industries, Inc.*	272,664
3,150	Cimpress PLC (Ireland)*	282,335
3,835	Columbus McKinnon Corp.	144,925
6,210	Comfort Systems USA, Inc.	312,922
203	Construction Partners, Inc., Class A*	5,339
21,410	Cornerstone Building Brands, Inc.*	187,123
8,771	Costamare, Inc. (Monaco)	62,976
5,247	Covanta Holding Corp.	65,063

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,122	CRA International, Inc.	$ 97,294
3,154	CSW Industrials, Inc.	338,393
948	Cubic Corp.	55,515
6,815	Deluxe Corp.	175,418
1,547	Douglas Dynamics, Inc.	60,519
2,168	Ducommun, Inc.*	107,793
7,174	DXP Enterprises, Inc.*	151,084
1,286	Dycom Industries, Inc.*	80,838
2,644	Eastern Co. (The)	58,432
12,220	Echo Global Logistics, Inc.*	346,926
5,737	EMCOR Group, Inc.	494,415
2,223	Encore Wire Corp.	114,862
4,696	Energy Recovery, Inc.*	50,106
3,723	Enerpac Tool Group Corp.	83,358
3,522	EnerSys	288,135
3,384	Ennis, Inc.	55,396
2,050	EnPro Industries, Inc.	145,160
2,111	ESCO Technologies, Inc.	208,778
362	EVI Industries, Inc.*(a)	12,250
5,678	Evoqua Water Technologies Corp.*	148,139
2,671	Exponent, Inc.	221,720
4,035	Federal Signal Corp.	125,206
2,823	Forrester Research, Inc.*	116,872
5,090	Forward Air Corp.	371,926
9,717	Foundation Building Materials, Inc.*	186,955
5,603	Franklin Covey Co.*	123,098
5,412	Franklin Electric Co., Inc.	365,797
24,158	FuelCell Energy, Inc.*(a)	246,412
1,109	GATX Corp.	88,454
676	Gencor Industries, Inc.*	8,153
1,262	General Finance Corp.*	10,273
3,148	Gibraltar Industries, Inc.*	206,068
10,826	GMS, Inc.*	338,096
1,812	Gorman-Rupp Co. (The)	59,615
10,127	Great Lakes Dredge & Dock Corp.*	114,334
1,293	Greenbrier Cos., Inc. (The)	43,147
2,196	Griffon Corp.	45,787
5,324	H&E Equipment Services, Inc.	143,109
6,883	HC2 Holdings, Inc.*(a)	23,058
5,525	Healthcare Services Group, Inc.	130,777
2,399	Heartland Express, Inc.	44,334
1,863	Heidrick & Struggles International, Inc.	48,624
915	Herc Holdings, Inc.*	52,411

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,155	Heritage-Crystal Clean, Inc.*	$ 60,797
9,021	Herman Miller, Inc.	321,508
6,541	Hillenbrand, Inc.	245,091
7,241	HNI Corp.	264,007
5,531	Hub Group, Inc., Class A*	302,103
2,225	Hurco Cos., Inc.	66,327
2,746	Huron Consulting Group, Inc.*	121,016
1,196	Hyster-Yale Materials Handling, Inc.	65,828
2,988	ICF International, Inc.	216,421
3,978	IES Holdings, Inc.*	146,709
4,119	Insperity, Inc.	352,175
10,738	Interface, Inc.	89,609
4,406	JELD-WEN Holding, Inc.*	106,581
2,773	John Bean Technologies Corp.	306,583
2,005	Kadant, Inc.	256,460
1,099	Kaman Corp.	57,467
3,945	KAR Auction Services, Inc.	71,207
7,706	Kelly Services, Inc., Class A	157,665
4,797	Kennametal, Inc.	167,847
9,355	Kforce, Inc.	384,023
14,797	Kimball International, Inc., Class B	161,731
6,919	Knoll, Inc.	94,514
4,826	Korn Ferry	193,233
4,735	Kratos Defense & Security Solutions, Inc.*	100,240
4,134	L B Foster Co., Class A*	60,191
2,081	Lawson Products, Inc.*	98,306
607	Lindsay Corp.	70,303
12,550	LSI Industries, Inc.	98,141
1,858	Luxfer Holdings PLC (United Kingdom)	27,926
4,465	Lydall, Inc.*	122,341
508	Manitowoc Co., Inc. (The)*	5,644
3,572	Marten Transport Ltd.	62,974
2,249	Masonite International Corp.*	225,012
4,754	MasTec, Inc.*	269,599
1,565	Mastech Digital, Inc.*	27,857
1,432	Matson, Inc.	83,242
2,540	Matthews International Corp., Class A	67,894
4,267	Maxar Technologies, Inc.	118,665
1,185	McGrath RentCorp	75,413
7,445	Meritor, Inc.*	196,548
5,066	Mesa Air Group, Inc.*	32,321
1,222	Miller Industries, Inc.	40,803
6,661	Mistras Group, Inc.*	34,770

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,089	Moog, Inc., Class A	$ 161,605
12,980	MRC Global, Inc.*	75,024
5,072	Mueller Industries, Inc.	166,159
7,848	Mueller Water Products, Inc., Class A	93,156
2,301	MYR Group, Inc.*	117,650
501	National Presto Industries, Inc.	42,610
3,114	Navistar International Corp.*	137,826
2,548	Northwest Pipe Co.*	73,331
26,955	NOW, Inc.*	150,409
3,202	NV5 Global, Inc.*	234,066
1,408	Omega Flex, Inc.	199,542
13,077	Orion Energy Systems, Inc.*	134,955
674	PAM Transportation Services, Inc.*	31,071
2,173	Park Aerospace Corp.	27,662
1,901	Park-Ohio Holdings Corp.	53,399
4,211	Parsons Corp.*	137,700
9,667	PGT Innovations, Inc.*	180,000
4,781	PICO Holdings, Inc.*	41,690
6,637	Pitney Bowes, Inc.	37,831
18,693	Plug Power, Inc.*	493,308
2,501	Powell Industries, Inc.	64,601
1,488	Preformed Line Products Co.	90,247
2,296	Primoris Services Corp.	55,678
2,857	Proto Labs, Inc.*	394,723
16,054	Quad/Graphics, Inc.	49,767
5,937	Quanex Building Products Corp.	122,302
18,616	Radiant Logistics, Inc.*	110,207
5,249	Raven Industries, Inc.	132,380
1,351	RBC Bearings, Inc.*	228,103
3,175	Red Violet, Inc.*(a)	84,995
2,901	Resideo Technologies, Inc.*	53,639
11,747	Resources Connection, Inc.	142,256
5,375	REV Group, Inc.	49,665
7,437	Rexnord Corp.	278,962
5,867	Rush Enterprises, Inc., Class A	224,882
3,254	Rush Enterprises, Inc., Class B	110,603
1,691	Saia, Inc.*	295,147
1,820	SEACOR Holdings, Inc.*	60,460
6,270	Shyft Group, Inc. (The)	162,581
5,178	Simpson Manufacturing Co., Inc.	475,858
5,320	SiteOne Landscape Supply, Inc.*	734,692
3,248	SkyWest, Inc.	139,437
3,444	SP Plus Corp.*	97,947

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,760	SPX Corp.*	$ 192,625
4,498	SPX FLOW, Inc.*	241,003
1,105	Standex International Corp.	83,383
15,256	Steelcase, Inc., Class A	185,360
3,724	Sterling Construction Co., Inc.*	59,547
6,001	Sunrun, Inc.*	384,544
5,718	Systemax, Inc.	175,943
13,903	Team, Inc.*	121,095
3,287	Tennant Co.	220,755
3,237	Terex Corp.	100,347
4,008	Tetra Tech, Inc.	477,954
4,377	Textainer Group Holdings Ltd. (China)*	80,624
4,830	Titan Machinery, Inc.*	88,244
1,538	TPI Composites, Inc.*	61,874
3,410	Transcat, Inc.*	108,097
4,465	TriMas Corp.*	119,349
2,914	TriNet Group, Inc.*	218,550
4,649	Triton International Ltd. (Bermuda)	210,414
10,509	TrueBlue, Inc.*	200,722
7,886	Tutor Perini Corp.*	106,619
6,967	UFP Industries, Inc.	373,780
1,310	UniFirst Corp.	242,193
4,875	Upwork, Inc.*	159,510
3,166	Vectrus, Inc.*	150,923
5,725	Veritiv Corp.*	106,371
348	Viad Corp.	10,430
3,679	Vicor Corp.*	301,531
7,380	Wabash National Corp.	130,478
3,522	Watts Water Technologies, Inc., Class A	412,602
3,709	Werner Enterprises, Inc.	148,323
3,110	WESCO International, Inc.*	202,834
3,801	Willdan Group, Inc.*	147,783
194	Willis Lease Finance Corp.*	6,249
7,439	WillScot Mobile Mini Holdings Corp.*	160,013

		34,582,280

Information Technology – 15.1%
9,866	3D Systems Corp.*(a)	90,274
11,438	8x8, Inc.*	226,129
21,605	A10 Networks, Inc.*	172,408
2,551	Acacia Communications, Inc.*	177,754
7,491	ACI Worldwide, Inc.*	244,057
6,539	ADTRAN, Inc.	82,620

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,194	Advanced Energy Industries, Inc.*	$ 308,093
4,985	Agilysys, Inc.*	186,240
419	Akoustis Technologies, Inc.*(a)	3,189
4,295	Alarm.com Holdings, Inc.*	326,033
4,151	Altair Engineering, Inc., Class A*	223,739
2,475	Ambarella, Inc.*	193,372
5,561	American Software, Inc., Class A	91,312
18,127	Amkor Technology, Inc.*	267,192
2,381	Appfolio, Inc., Class A*	387,936
4,242	Appian Corp.*(a)	593,880
6,682	Arlo Technologies, Inc.*	35,147
5,127	Atomera, Inc.*(a)	48,091
12,931	Avaya Holdings Corp.*	240,646
13,659	Avid Technology, Inc.*	165,957
4,569	Axcelis Technologies, Inc.*	123,272
5,171	AXT, Inc.*	50,417
3,673	Badger Meter, Inc.	302,802
528	Bel Fuse, Inc., Class B	7,740
2,774	Belden, Inc.	106,744
5,102	Benchmark Electronics, Inc.	124,081
5,602	Benefitfocus, Inc.*	80,613
2,981	Blackbaud, Inc.	164,223
2,209	Blackline, Inc.*	271,486
2,743	Bottomline Technologies DE, Inc.*	125,191
14,572	Box, Inc., Class A*	272,351
14,248	Brightcove, Inc.*	237,942
3,532	Brooks Automation, Inc.	257,801
16,928	Calix, Inc.*	400,855
5,047	Cardtronics PLC, Class A*	122,541
1,363	Cass Information Systems, Inc.	57,832
2,683	Cerence, Inc.*	243,482
2,057	CEVA, Inc.*	80,799
10,755	ChannelAdvisor Corp.*	158,636
5,385	Clearfield, Inc.*	128,055
12,369	Cloudera, Inc.*	144,470
1,730	CMC Materials, Inc.	266,904
5,261	Cohu, Inc.	149,360
5,182	CommVault Systems, Inc.*	247,492
3,967	Comtech Telecommunications Corp.	75,611
26,769	Conduent, Inc.*	112,965
4,585	Cornerstone OnDemand, Inc.*	202,428
4,987	CSG Systems International, Inc.	216,336
3,052	CTS Corp.	92,964

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,341	CyberOptics Corp.*	$ 89,405
15,815	Daktronics, Inc.	71,326
8,343	Diebold Nixdorf, Inc.*	79,008
6,816	Digi International, Inc.*	116,963
10,430	Digital Turbine, Inc.*	469,141
6,147	Diodes, Inc.*	417,750
3,691	Domo, Inc., Class B*	140,221
3,854	DSP Group, Inc.*	64,863
6,173	Ebix, Inc.	209,944
8,782	eGain Corp.*	99,588
2,782	Envestnet, Inc.*	223,283
1,959	ePlus, Inc.*	165,163
6,127	EVERTEC, Inc. (Puerto Rico)	227,741
1,514	Evo Payments, Inc., Class A*	38,062
3,099	ExlService Holdings, Inc.*	258,023
34,271	Extreme Networks, Inc.*	192,603
3,372	Fabrinet (Thailand)*	230,341
2,566	FARO Technologies, Inc.*	169,664
27,332	Fitbit, Inc., Class A*	196,244
8,874	FormFactor, Inc.*	363,834
10,033	Genasys, Inc.*	71,034
831	GreenSky, Inc., Class A*	3,540
9,781	GTT Communications, Inc.*(a)	44,406
10,073	Hackett Group, Inc. (The)	141,828
11,601	Harmonic, Inc.*	75,755
1,922	I3 Verticals, Inc., Class A*	53,624
4,535	Ichor Holdings Ltd.*	144,667
4,277	II-VI, Inc.*	289,339
5,875	Immersion Corp.*	50,290
5,329	Impinj, Inc.*	222,699
8,600	Infinera Corp.*	72,756
12,091	Information Services Group, Inc.*	36,515
7,392	Inseego Corp.*(a)	73,403
3,837	Insight Enterprises, Inc.*	274,269
7,795	Intellicheck, Inc.*	76,547
2,223	Intelligent Systems Corp.*	87,297
1,363	InterDigital, Inc.	81,657
11,835	Iteris, Inc.*	57,755
2,847	Itron, Inc.*	223,803
4,317	J2 Global, Inc.*	386,846
13,516	KBR, Inc.	375,339
5,983	Kimball Electronics, Inc.*	92,198
6,645	Knowles Corp.*	112,832

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,753	KVH Industries, Inc.*	$ 79,856
16,555	Lattice Semiconductor Corp.*	692,827
23,214	Limelight Networks, Inc.*	102,838
7,711	LivePerson, Inc.*	450,477
2,512	LiveRamp Holdings, Inc.*	146,977
14,085	Luna Innovations, Inc.*	141,202
2,122	MACOM Technology Solutions Holdings, Inc.*	94,811
3,659	ManTech International Corp., Class A	281,633
6,955	MAXIMUS, Inc.	499,439
4,960	MaxLinear, Inc.*	155,000
3,892	Methode Electronics, Inc.	136,298
1,315	MicroStrategy, Inc., Class A*	450,743
3,252	Mimecast Ltd.*	146,275
12,002	Mitek Systems, Inc.*	141,384
28,969	MobileIron, Inc.*	203,942
5,164	Model N, Inc.*	177,951
2,118	MTS Systems Corp.	74,194
5,695	Napco Security Technologies, Inc.*(a)	173,697
22,128	NeoPhotonics Corp.*	178,352
2,850	NETGEAR, Inc.*	90,658
8,276	NetScout Systems, Inc.*	193,824
9,536	NIC, Inc.	223,476
2,390	nLight, Inc.*	71,748
3,004	Novanta, Inc.*	360,420
775	NVE Corp.	39,672
5,683	OneSpan, Inc.*	112,410
5,835	Onto Innovation, Inc.*	257,965
1,784	OSI Systems, Inc.*	157,170
2,330	PAR Technology Corp.*	125,773
5,379	PC Connection, Inc.	245,551
8,620	PCTEL, Inc.*	54,220
2,246	PDF Solutions, Inc.*	49,569
6,111	Perficient, Inc.*	278,234
12,913	Perspecta, Inc.	289,509
6,851	PFSweb, Inc.*	46,518
9,550	Photronics, Inc.*	110,684
1,201	Ping Identity Holding Corp.*	27,010
18,573	Pixelworks, Inc.*	55,348
3,803	Plantronics, Inc.	103,898
2,860	Plexus Corp.*	213,671
4,997	Power Integrations, Inc.	356,736
5,253	Progress Software Corp.	210,645

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,568	PROS Holdings, Inc.*	$ 110,142
2,911	Q2 Holdings, Inc.*	330,020
2,592	QAD, Inc., Class A	148,599
2,942	Qualys, Inc.*	279,519
14,332	Quantum Corp.*	82,122
16,524	Rambus, Inc.*	259,757
3,754	Rapid7, Inc.*	281,325
2,030	Repay Holdings Corp.*	48,984
20,472	Ribbon Communications, Inc.*	140,438
791	Rogers Corp.*	116,206
3,629	Sailpoint Technologies Holdings, Inc.*	168,966
6,762	Sanmina Corp.*	215,133
1,830	Sapiens International Corp. NV (Israel)	54,626
4,103	ScanSource, Inc.*	102,985
4,068	SecureWorks Corp., Class A*	45,928
5,334	Semtech Corp.*	359,885
30,617	ServiceSource International, Inc.*	47,150
2,423	ShotSpotter, Inc.*	80,371
3,104	Silicon Laboratories, Inc.*	363,820
834	SiTime Corp.*	72,533
6,578	SMART Global Holdings, Inc.*	201,879
15,052	Smith Micro Software, Inc.*	80,980
3,462	SPS Commerce, Inc.*	356,828
3,842	Super Micro Computer, Inc.*	108,383
7,049	SVMK, Inc.*	150,003
8,518	Sykes Enterprises, Inc.*	320,532
5,863	Synaptics, Inc.*	455,966
12,991	Telenav, Inc.*	61,707
3,845	Tenable Holdings, Inc.*	138,458
3,626	TTEC Holdings, Inc.	245,335
12,133	TTM Technologies, Inc.*	158,457
876	Tucows, Inc., Class A*(a)	63,510
7,452	Ultra Clean Holdings, Inc.*	235,781
5,249	Unisys Corp.*	76,530
1,365	Upland Software, Inc.*	62,449
4,141	Varonis Systems, Inc.*	499,570
6,001	Verint Systems, Inc.*	341,817
5,072	Veritone, Inc.*(a)	134,966
6,916	Verra Mobility Corp.*	84,375
17,794	Viavi Solutions, Inc.*	241,020
10,417	VirnetX Holding Corp. (a)	56,460
2,921	Virtusa Corp.*	146,284
11,673	Vishay Intertechnology, Inc.	225,989

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,685	Vishay Precision Group, Inc.*	$ 107,786
3,569	Workiva, Inc.*	267,639
14,331	Xperi Holding Corp.	273,435
10,324	Yext, Inc.*	196,259
7,371	Zix Corp.*	53,071
3,892	Zuora, Inc., Class A*	44,330
		32,461,941

Materials – 3.6%
9,375	AgroFresh Solutions, Inc.*	21,562
4,834	Alcoa Corp.*	96,197
8,259	Allegheny Technologies, Inc.*	111,414
6,857	American Vanguard Corp.	103,952
29,791	Amyris, Inc.*(a)	86,990
4,098	Arconic Corp.*	112,736
7,903	Avient Corp.	288,855
2,025	Balchem Corp.	209,972
8,016	Boise Cascade Co.	346,692
4,211	Caledonia Mining Corp. PLC (South Africa)	60,765
3,176	Carpenter Technology Corp.	77,621
3,515	Century Aluminum Co.*	35,677
2,381	Chase Corp.	252,267
1,555	Clearwater Paper Corp.*	54,285
6,874	Cleveland-Cliffs, Inc.	75,683
7,190	Coeur Mining, Inc.*	50,977
11,535	Commercial Metals Co.	229,662
1,384	Compass Minerals International, Inc.	86,445
3,009	Domtar Corp.	90,571
4,492	Ferro Corp.*	64,280
4,193	Forterra, Inc.*	77,780
5,360	FutureFuel Corp.	64,266
8,527	GCP Applied Technologies, Inc.*	200,299
5,171	Glatfelter Corp.	83,150
12	Gold Resource Corp.	36
1,783	Greif, Inc., Class A	86,672
747	Haynes International, Inc.	15,829
4,051	HB Fuller Co.	211,989
17,945	Hecla Mining Co.	85,777
3,361	Ingevity Corp.*	223,775
3,283	Innospec, Inc.	270,158
1,273	Kaiser Aluminum Corp.	99,268
2,330	Koppers Holdings, Inc.*	63,073
4,721	Kraton Corp.*	127,467

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,664	Kronos Worldwide, Inc.	$ 50,380
5,357	Livent Corp.*	81,266
10,147	Louisiana-Pacific Corp.	347,332
12,451	Marrone Bio Innovations, Inc.*	14,817
3,539	Materion Corp.	206,324
2,897	Minerals Technologies, Inc.	175,761
12,609	Myers Industries, Inc.	214,227
1,177	Neenah, Inc.	57,096
9,718	Novagold Resources, Inc. (Canada)*	96,791
4,005	O-I Glass, Inc.	45,337
4,472	Olympic Steel, Inc.	66,364
11,234	Orion Engineered Carbons SA (Germany)	174,801
541	Quaker Chemical Corp.	133,627
7,836	Ryerson Holding Corp.*	84,159
6,695	Schnitzer Steel Industries, Inc., Class A	171,526
3,015	Schweitzer-Mauduit International, Inc.	104,862
3,164	Sensient Technologies Corp.	226,922
2,479	Stepan Co.	287,961
7,066	Summit Materials, Inc., Class A*	134,254
15,028	SunCoke Energy, Inc.	67,626
2,776	Tredegar Corp.	43,889
2,566	Trinseo SA	97,482
9,388	Tronox Holdings PLC, Class A	118,758
3,208	UFP Technologies, Inc.*	141,377
975	United States Lime & Minerals, Inc.	107,932
3,334	US Concrete, Inc.*	118,290
6,084	Verso Corp., Class A	65,768
9,916	Warrior Met Coal, Inc.	172,737
3,224	Worthington Industries, Inc.	166,745
		7,840,553

Real Estate – 6.4%
3,491	Acadia Realty Trust REIT	49,572
3,659	Agree Realty Corp. REIT	241,128
11,476	Alexander & Baldwin, Inc. REIT	179,599
254	Alexander’s, Inc. REIT	69,433
1,726	Alpine, Inc.ome Property Trust, Inc. REIT	27,633
3,860	American Assets Trust, Inc. REIT	110,743
1,618	American Finance Trust, Inc. REIT	11,941
3,076	BBX Capital, Inc.*	13,934
4,198	BRT Apartments Corp. REIT	54,826
7,861	CareTrust REIT, Inc. REIT	152,739
9,689	Chatham Lodging Trust REIT	106,676

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,343	City Office REIT, Inc. REIT	$ 11,778
3,796	Columbia Property Trust, Inc. REIT	53,068
2,835	Community Healthcare Trust, Inc. REIT	128,029
15,738	CoreCivic, Inc. REIT	111,582
6,130	CorEnergy Infrastructure Trust, Inc. REIT	36,474
17,864	CorePoint Lodging, Inc. REIT	116,295
1,744	CTO Realty Growth, Inc.	71,225
5,442	Cushman & Wakefield PLC*	81,086
24,248	DiamondRock Hospitality Co. REIT	182,345
28,480	Diversified Healthcare Trust REIT	125,597
5,508	Easterly Government Properties, Inc. REIT	119,303
2,751	EastGroup Properties, Inc. REIT	375,044
5,424	Essential Properties Realty Trust, Inc. REIT	111,409
11,614	eXp World Holdings, Inc.*	619,375
5,234	Forestar Group, Inc.*	101,854
7,218	Four Corners Property Trust, Inc. REIT	202,176
15,099	Franklin Street Properties Corp. REIT	70,059
6,866	Front Yard Residential Corp. REIT	112,053
1,774	FRP Holdings, Inc.*	81,232
15,892	GEO Group, Inc. (The) REIT	150,179
4,019	Getty Realty Corp. REIT	114,099
5,381	Gladstone Commercial Corp. REIT	97,342
2,754	Gladstone Land Corp. REIT	40,071
4,521	Global Medical REIT, Inc. REIT	61,893
5,680	Global Net Lease, Inc. REIT	94,799
8,526	Healthcare Realty Trust, Inc. REIT	251,517
16,470	Hersha Hospitality Trust REIT	133,407
10,459	Independence Realty Trust, Inc. REIT	134,712
6,206	Industrial Logistics Properties Trust REIT	134,856
1,305	Innovative Industrial Properties, Inc. REIT	200,526
1,218	Investors Real Estate Trust REIT	84,529
9,177	iStar, Inc. REIT	129,396
8,420	Kennedy-Wilson Holdings, Inc.	134,552
9,826	Kite Realty Group Trust REIT	141,494
17,978	Lexington Realty Trust REIT	183,555
3,372	LTC Properties, Inc. REIT	124,899
11,317	Mack-Cali Realty Corp. REIT	154,590
11,342	Marcus & Millichap, Inc.*	406,611
929	Maui Land & Pineapple Co., Inc.*	11,315
8,108	Monmouth Real Estate Investment Corp. REIT	120,242
3,206	National Health Investors, Inc. REIT	207,300
8,395	National Storage Affiliates Trust REIT	285,262

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
17,987	New Senior Investment Group, Inc. REIT	$ 99,468
18,209	Newmark Group, Inc., Class A	127,827
3,328	NexPoint Residential Trust, Inc. REIT	147,464
4,454	Office Properties Income Trust REIT	101,774
2,105	One Liberty Properties, Inc. REIT	37,427
11,957	Pebblebrook Hotel Trust REIT	221,205
14,688	Physicians Realty Trust REIT	254,837
12,914	Piedmont Office Realty Trust, Inc., Class A REIT	201,846
7,271	PotlatchDeltic Corp. REIT	338,392
9,326	Preferred Apartment Communities, Inc., Class A REIT	72,836
1,869	PS Business Parks, Inc. REIT	246,334
4,181	QTS Realty Trust, Inc., Class A REIT	248,393
6,953	RE/MAX Holdings, Inc., Class A	217,629
31,866	Realogy Holdings Corp.*	392,270
13,408	Redfin Corp.*	642,109
9,477	Retail Opportunity Investments Corp. REIT	123,011
7,890	Retail Properties of America, Inc., Class A REIT	63,909
5,137	Retail Value, Inc. REIT*	79,110
17,730	RLJ Lodging Trust REIT	218,611
5,232	RMR Group, Inc. (The), Class A	193,793
11,339	RPT Realty REIT	83,115
2,822	Ryman Hospitality Properties, Inc. REIT	181,144
16,585	Sabra Health Care REIT, Inc. REIT	273,321
807	Safehold, Inc. REIT	54,933
831	Saul Centers, Inc. REIT	25,927
13,487	Service Properties Trust REIT	159,956
6,876	SITE Centers Corp. REIT	69,379
2,768	St Joe Co. (The)	91,372
9,548	STAG Industrial, Inc. REIT	284,339
16,817	Summit Hotel Properties, Inc. REIT	146,140
24,151	Sunstone Hotel Investors, Inc. REIT	253,586
10,310	Tanger Factory Outlet Centers, Inc. REIT	97,430
4,768	Terreno Realty Corp. REIT	276,258
5,164	UMH Properties, Inc. REIT	74,000
20,545	Uniti Group, Inc. REIT	211,203
1,408	Universal Health Realty Income Trust REIT	85,085
5,788	Urban Edge Properties REIT	75,128
4,907	Washington Real Estate Investment Trust REIT	113,892

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
11,015	Xenia Hotels & Resorts, Inc. REIT	$ 155,201

		13,865,008

Utilities – 3.5%
5,339	ALLETE, Inc.	300,265
5,125	American States Water Co.	378,328
1,268	Artesian Resources Corp., Class A	46,878
44,397	Atlantic Power Corp. *	91,458
6,346	Avista Corp.	238,102
5,733	Black Hills Corp.	348,738
3,941	Brookfield Infrastructure Corp., Class A (Canada)(a)	262,668
3,693	Brookfield Renewable Corp., Class A	292,301
4,201	California Water Service Group	207,865
2,148	Chesapeake Utilities Corp.	223,413
13,661	Clearway Energy, Inc., Class A	370,760
15,906	Clearway Energy, Inc., Class C	465,569
7,103	Consolidated Water Co. Ltd. (Cayman Islands)	77,849
6,450	Genie Energy Ltd., Class B	53,535
3,462	MGE Energy, Inc.	237,736
1,453	Middlesex Water Co.	99,516
7,743	New Jersey Resources Corp.	255,751
2,556	Northwest Natural Holding Co.	122,484
5,054	NorthWestern Corp.	293,132
4,900	ONE Gas, Inc.	387,982
4,751	Ormat Technologies, Inc.	374,426
4,555	Otter Tail Corp.	181,380
8,194	PNM Resources, Inc.	402,407
9,089	Portland General Electric Co.	376,103
9,408	Pure Cycle Corp. *	89,752
2,587	RGC Resources, Inc.	62,761
2,493	SJW Group	163,541
6,767	South Jersey Industries, Inc.	155,776
4,923	Southwest Gas Holdings, Inc.	316,303
5,737	Spark Energy, Inc., Class A	53,239
4,315	Spire, Inc.	275,987
3,113	Sunnova Energy International, Inc. *	126,108
2,419	Unitil Corp.	98,889

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,310	York Water Co. (The)	$ 104,042

		7,535,044

TOTAL COMMON STOCKS
(Cost $179,247,112)		$213,180,267

Units	Description	Expiration Month	Value

Rights – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(c)		$ 0
Industrials – 0.0%
5,843	HC2 Holdings, Inc. *(c)	11/20	0

TOTAL RIGHTS
(Cost $77)			$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $179,247,189)			$213,180,267

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,659,375	0.016%	$ 4,659,375
(Cost $4,659,375)

TOTAL INVESTMENTS – 101.0%
(Cost $183,906,564)		$217,839,642

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(2,030,170)

NET ASSETS – 100.0%		$215,809,472

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	20	12/18/20	$1,662,267	$157,833

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities – Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts - A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underlies. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence,

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees.

GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2020:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$59,145,707	$3,894,479	$—
Asia	1,367,585,944	58,972,605	—
Europe	17,329,452	—	—
North America	50,176,174	—	—
South America	92,804,371	16,110,720	—
Securities Lending Reinvestment Vehicle	8,336,209	—	—

Total	$1,595,377,857	$78,977,804	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$30,940	$—	$—
Asia	99,290	—	—
Europe	16,610,134	150,193	—
North America	208,408	—	—
Oceania	193,893	—	—
South America	12,673	—	—
Securities Lending Reinvestment Vehicle	225,925	—	—

Total	$17,381,263	$150,193	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$3,162,579	$—	$—
Asia	544,517,179	—	—
Europe	1,112,612,865	12,042,312	—
North America	202,534,753	1,485,442	—
Oceania	132,967,269	—	—
South America	2,666,268	—	—
Securities Lending Reinvestment Vehicle	26,766,822	—	—

Total	$2,025,227,735	$13,527,754	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$21,658,752	$—	$—
Securities Lending Reinvestment Vehicle	224,826	—	—

Total	$21,883,578	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$10,936,798,081	$—	$—
Securities Lending Reinvestment Vehicle	11,826,465	—	—

Total	$10,948,624,546	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$60,765	$—	$—
Asia	415,005	—	—
Europe	756,442	—	—
North America	211,757,267	—	—
South America	190,788	—	—
Securities Lending Reinvestment Vehicle	4,659,375	—	—

Total	$217,839,642	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$157,833	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized gain at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2020.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.